              As filed with the Securities and Exchange Commission.
                                                        '33 Act File No. 2-58043
                                                       '40 Act File No. 811-2716
================================================================================
                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933


                      Post-Effective Amendment No. 36       [x]


                                       and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                              Amendment No. 37              [x]


                           NATIONWIDE VARIABLE ACCOUNT
                           (Exact Name of Registrant)

                        NATIONWIDE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111

   DENNIS W. CLICK, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43216-6609
                     (Name and Address of Agent for Service)

       This Post-Effective Amendment amends the Registration Statement in respect of the Prospectus, Statement of Additional Information and Financial Statements.

       It is proposed that this filing will become effective (check appropriate space)


[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on May 1, 2000 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a) of Rule 485
[ ] on (date) pursuant to paragraph (a) of Rule 485
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.



================================================================================

                           NATIONWIDE VARIABLE ACCOUNT
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 ITEM                                                                                                 CAPTION
PART A     INFORMATION REQUIRED IN A PROSPECTUS
     Item   1.   Cover Page.........................................................................Cover Page
     Item   2.   Definitions.........................................................Glossary of Special terms
     Item   3.   Synopsis or Highlights..............................................Synopsis of the Contracts
     Item   4.   Condensed Financial Information...............................Condensed Financial Information
     Item   5.   General Description of Registrant, Depositor, and Portfolio
                     Companies....................Nationwide Life Insurance Company; Investing in the Contract
     Item   6.   Deductions and Expenses.......................................Standard Charges and Deductions
     Item   7.   General Description of Variable
                     Annuity Contracts...........................Contract Ownership; Operation of the Contract
     Item   8.   Annuity Period.......................................................Annuitizing the Contract
     Item   9.   Death Benefit and Distributions................................................Death Benefits
     Item  10.    Purchases and Contract Value.......................................Operation of the Contract
     Item  11.    Redemptions...........................................................Surrender (Redemption)
     Item  12.    Taxes..............................................................Federal Tax Consideration
     Item  13.    Legal Proceedings..........................................................Legal Proceedings
     Item  14.    Table of Contents of the Statement of Additional
                      Information.................Table of Contents of the Statement of Additional Information

PART B     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
     Item  15.    Cover Page........................................................................Cover Page
     Item  16.    Table of Contents..........................................................Table of Contents
     Item  17.    General Information and History..............................General Information and History
     Item  18.    Services............................................................................Services
     Item  19.    Purchase of Securities Being Offered....................Purchase of Securities Being Offered
     Item  20.    Underwriters....................................................................Underwriters
     Item  21.    Calculation of Performance Data...................................Calculation of Performance
     Item  22.    Annuity Payments............................................................Annuity Payments
     Item  23.    Financial Statements....................................................Financial Statements

Part C     OTHER INFORMATION
     Item  24.    Financial Statements and Exhibits....................................................Item 24
     Item  25.    Directors and Officers of the Depositor..............................................Item 25
     Item  26.    Persons Controlled by or Under Common Control with the
                  Depositor or Registrant..............................................................Item 26
     Item  27.    Number of Contract Owners............................................................Item 27
     Item  28.    Indemnification......................................................................Item 28
     Item  29.    Principal Underwriter................................................................Item 29
     Item  30.    Location of Accounts and Records.....................................................Item 30
     Item  31.    Management Services..................................................................Item 31
     Item  32.    Undertakings.........................................................................Item 32

                        NATIONWIDE LIFE INSURANCE COMPANY


                       Deferred Variable Annuity Contracts


   Issued by Nationwide Life Insurance Company through its Nationwide Variable
                                    Account


                   The date of this prospectus is May 1, 2000.


--------------------------------------------------------------------------------
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful to many investors in meeting long-term savings and retirement needs. There are, however, costs and charges associated with some of these unique benefits - costs and charges that do not exist or are not present with other investment products. With help from financial consultants or advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus with those of other investment products, including other variable annuity or variable life insurance products offered by Nationwide Life Insurance Company and its affiliates. This process will aid in determining whether the purchase of the contract described in this prospectus is consistent with an individual's goals, risk tolerance, time horizon, marital status, tax situation, and other personal characteristics and needs.

THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD KNOW ABOUT THE CONTRACTS BEFORE INVESTING. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------


THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE AVAILABLE UNDER THE CONTRACTS:


FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993:

  -    American Century: Short Term Government (formerly American Century:
       Benham Short-Term Government)
  -    American Century: Income & Growth
  -    American Century: Growth (formerly American Century: Twentieth Century
       Growth)
  -    American Century: International Growth (formerly American Century:
       Twentieth Century International Growth)
  -    American Century: Ultra (formerly American Century: Twentieth Century
       Ultra)
  -    Delchester Fund-Institutional Class
  -    Dreyfus A Bonds Plus, Inc.
  -    Dreyfus Appreciation Fund, Inc.
  -    Dreyfus Balanced Fund, Inc.
  -    Dreyfus S & P 500 Index Fund

  - Dreyfus Premier Third Century Fund, Inc. - Class Z (formerly, Dreyfus Third Century Fund, Inc.)

  -    Evergreen Income and Growth Fund
  -    Federated Bond Fund - Class F
  -    Federated High Yield Trust*
  -    Fidelity Advisor Balanced Fund - Class T
  -    Fidelity Advisor Equity Income Fund - Class T
  -    Fidelity Advisor Growth Opportunities Fund - Class T

  -    Fidelity Advisor High Yield Fund - Class T*

  -    Fidelity Asset Manager(TM)
  -    Fidelity Equity-Income Fund
  -    Fidelity Magellan(R) Fund
  -    Fidelity Puritan Fund
  - Fidelity VIP High Income Portfolio* (additional purchase payments or exchanges may not be made to this Fund on or after December 1, 1993).
  -    Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A
  -    INVESCO Dynamics Fund
  -    Janus Fund
  -    Janus Twenty Fund
  -    Janus Worldwide Fund
  -    Lazard Small Cap Portfolio - Open Shares

  -    MFS(R)Global Governments Fund - Class A (formerly MFS(R)World Governments
       Fund)
  -    Nationwide(R)Bond Fund - Class D
  -    Nationwide(R)Fund - Class D
  -    Nationwide(R)Growth Fund - Class D

  -    Nationwide(R)Money Market Fund - Prime Shares

  - Nationwide S&P 500(R)Index Fund - Service Class (sub-adviser: The Dreyfus Corporation)
  -    Nationwide(R)Intermediate U.S. Government Bond Fund - Class D

  -    Neuberger Berman Guardian Fund, Inc.
  -    Neuberger Berman Limited Maturity Bond Fund
  -    Neuberger Berman Partners Fund, Inc.
  -    Oppenheimer Global Fund/VA
  -    Phoenix Balanced Fund Series
  -    Prestige Balanced Fund - Class A
  -    Prestige International Fund - Class A
  -    Prestige Large Cap Growth Fund - Class A
  -    Prestige Large Cap Value Fund - Class A
  -    Prestige Small Cap Fund - Class A
  -    Strong Common Stock Fund, Inc.
  -    Strong Total Return Fund, Inc.
  -    Templeton Foreign Fund - Class A
  -    Warburg Pincus Emerging Growth Fund
  -    Warburg Pincus Global Fixed Income Fund

*These securities may invest in lower quality debt securities commonly referred to as junk bonds.

FOR PLANS ESTABLISHED PRIOR TO MARCH 6, 1998

  -    Neuberger Berman Equity Trust(R) - Neuberger Berman Genesis Trust

FOR CONTRACTS ISSUED PRIOR TO JANUARY 1, 1993

  -    American Century: Short Term Government (formerly American Century:
       Benham Short-Term Government)
  -    American Century: Growth (formerly American Century: Twentieth Century
       Growth)
  -    Fidelity Capital & Income Fund(1)
  -    Fidelity Equity - Income Fund
  -    Fidelity VIP High Income Portfolio(2)

  -    MFS(R)Global Governments Fund - Class A (formerly MFS(R)World Governments
       Fund)
  -    Nationwide(R) Money Market Fund - Prime Shares


(1) Additional purchase payments or exchanges may not be made to this Fund on or after May 1, 1991. Not available for contracts which were issued on or after May 1, 1987.

(2) Additional purchase payments or exchanges may not be made to this Fund on or after December 1, 1993.

Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account may be allocated to the fixed account.

The Statement of Additional Information (dated May 1, 2000) which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 48.

For general information or to obtain FREE copies of the:

  -    Statement of Additional Information;

  - prospectus, annual report or semi-annual report for any underlying mutual fund; and

  -    required Nationwide forms,

call:         1-800-848-6331
        TDD   1-800-238-3035

or write:

       NATIONWIDE LIFE INSURANCE COMPANY
       P.O. BOX 16609
       COLUMBUS, OHIO 43216-6609

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:

                                   www.sec.gov
THIS ANNUITY IS NOT:
-    A BANK DEPOSIT            -    FEDERALLY INSURED
-    ENDORSED BY A BANK        -    AVAILABLE IN
     OR GOVERNMENT AGENCY           EVERY STATE

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit used to calculate the variable payment annuity payments.

CONTRACT VALUE- The total of all accumulation units in a contract and any amount held in the fixed account.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- An investment option that is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.

NATIONWIDE- Nationwide Life Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

QUALIFIED PLANS- Retirement plans which receive favorable tax treatment under
Section 401 or 403(a) of the Internal Revenue Code.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.


SIMPLE IRA- An Individual Retirement Account as defined by Section 408(a) or an Individual Retirement Annuity as defined by Section 408(b) of the Internal Revenue Code to which the only contributions that can be made are contributions under a SIMPLE Plan and rollovers or transfers from another SIMPLE IRA.

SIMPLE PLAN- The Savings Incentive Match Plan for Employees of Small Employers. This plan is a written arrangement established under Section 408(p) of the Internal Revenue Code which provides a simplified tax-favored retirement plan for Small Employers. In a SIMPLE Plan, each employee may choose whether to have the Small Employer make payments as contributions under the SIMPLE Plan or to receive these payments directly in cash. A Small Employer that chooses to establish a SIMPLE Plan must make either matching contributions or non-elective contributions. All contributions under a SIMPLE Plan are made to SIMPLE IRAs.

SMALL EMPLOYER- An employer that had no more than 100 employees who earned $5,000 or more in compensation during the preceding calendar year.


SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.


TWO-YEAR PERIOD- The Two-Year Period begins on the first day in which contributions made by a Small Employer are deposited into the individual employee's SIMPLE IRA.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide Variable Account, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS..........................

SUMMARY OF STANDARD CONTRACT
     EXPENSES (FOR CONTRACTS ISSUED ON OR AFTER
     JANUARY 1, 1993) .............................

UNDERLYING MUTUAL FUND ANNUAL
     EXPENSES (FOR CONTRACTS ISSUED ON OR AFTER
     JANUARY 1, 1993) .............................

EXAMPLE (FOR CONTRACTS ISSUED ON OR AFTER
     JANUARY 1, 1993) .............................

SUMMARY OF STANDARD CONTRACT
     EXPENSES (FOR CONTRACTS ISSUED PRIOR TO
     JANUARY 1, 1993) .............................

UNDERLYING MUTUAL FUND ANNUAL .....................
     EXPENSES (FOR CONTRACTS ISSUED PRIOR TO
     JANUARY 1, 1993) .............................

EXAMPLE (FOR CONTRACTS ISSUED PRIOR TO
     JANUARY 1, 1993) .............................

SYNOPSIS OF THE CONTRACTS..........................

FINANCIAL STATEMENTS...............................

CONDENSED FINANCIAL INFORMATION....................

NATIONWIDE LIFE INSURANCE COMPANY..................


NATIONWIDE INVESTMENT SERVICES
     CORPORATION...................................



TYPES OF CONTRACTS.................................
     Individual Retirement Accounts
     Simplified Employee Pension IRAs
     SIMPLE IRAs
     Roth IRAs
     Qualified Contracts


INVESTING IN THE CONTRACT..........................
     The Variable Account and Underlying Mutual Funds
     The Fixed Account

CHARGES AND DEDUCTIONS.............................

     Mortality and Expense Risk Charge

     Contingent Deferred Sales Charge
     Elimination of CDSC
     Contract Maintenance Charge
     Administration Charge
     Premium Taxes

CONTRACT OWNERSHIP.................................
     Annuitant
     Beneficiary and Contingent Beneficiary

OPERATION OF THE CONTRACT..........................
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value

     Transfers Prior to Annuitization
     Transfers Among Sub-Accounts
     Transfers After Annuitization
     Transfer Requests


RIGHT TO REVOKE....................................

SURRENDER (REDEMPTION).............................
     Surrenders Under a Qualified Plan

LOAN PRIVILEGE.....................................


     Minimum and Maximum Loan Amounts

     Loan Processing Fee
     How Loan Requests are Processed
     Interest
     Loan Repayment

     Distributions and Annuity Payments

     Transferring the Contract

     Grace Period and Loan Default


CONTRACT OWNER SERVICES............................
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals

ANNUITY COMMENCEMENT DATE..........................

ANNUITIZING THE CONTRACT...........................
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Assumed Investment Rate
     Value of an Annuity Unit
     Exchanges Among Underlying Mutual Funds

     Frequency and Amount of Annuity Payments
     Annuity Payment Options

DEATH BENEFITS.....................................
     Death of Contract Owner
     Death of Annuitant
     Death of Contract Owner/Annuitant
     How the Death Benefit Value is Determined
     Death Benefit Payment

REQUIRED DISTRIBUTIONS.............................
     Required Distributions for Qualified Plans
     Required Distributions for Individual Retirement Accounts
     Required Distributions for Roth IRAs

FEDERAL TAX CONSIDERATIONS.........................

     Federal Income Taxes
     Withholding
     Non-Resident Aliens
     Federal Estate, Gift, and Generation Skipping Transfer Taxes
     Charge for Tax
     Diversification
     Tax Changes


STATEMENTS AND REPORTS.............................

LEGAL PROCEEDINGS..................................

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY....

TABLE OF CONTENTS OF STATEMENT OF   ADDITIONAL INFORMATION

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS.


APPENDIX B: CONDENSED FINANCIAL INFORMATION........

SUMMARY OF CONTRACT EXPENSES

(FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993)

The expenses listed below are charged to all contracts issued on or after January 1, 1993, unless the contract owner meets an available exception.

CONTRACT OWNER TRANSACTION EXPENSES

Maximum Contingent Deferred Sales
Charge ("CDSC") (as a percentage of
purchase payments surrendered)..................7%(1)

Range of CDSC over time:

 NUMBER OF COMPLETED YEARS FROM           CDSC
   DATE OF PURCHASE PAYMENT            PERCENTAGE
--------------------------------------------------------
               0                           7%
--------------------------------------------------------
               1                           6%
--------------------------------------------------------
               2                           5%
--------------------------------------------------------
               3                           4%
--------------------------------------------------------
               4                           3%
--------------------------------------------------------
               5                           2%
--------------------------------------------------------
               6                           1%
--------------------------------------------------------
               7                           0%
--------------------------------------------------------

  (1) Starting with the second year after a purchase payment has been made, 10% of that purchase payment may be withdrawn without imposition of a CDSC. The CDSC is waived:

       (a) for first year withdrawals of up to 10% of purchase payments for Individual Retirement Account rollover contracts; or

       (b) for any amount withdrawn from this contract required to meet minimum distribution requirements under the Internal Revenue Code.

This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year (see "Contingent Deferred Sales Charge").

Withdrawals may be restricted for contracts issued pursuant to the terms of a Qualified Plan.



MAXIMUM ANNUAL CONTRACT
MAINTENANCE CHARGE.............................$30(2)

VARIABLE ACCOUNT CHARGES(3)
(as a percentage of average account value)
Mortality and Expense Risk Charge.............1.25%
Administration Charge.........................0.05%
     Total Variable Account Charges...........1.30%

(2) The Contract Maintenance Charge is deducted annually from all contracts on each contract anniversary.

(3) These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account. They are charged on a daily basis at the annual rate noted above.

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
               (FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993)

----------------------------------------------------------------------------------------------------------------------
                                                             Management Fees Other Expenses 12b-1      Total Mutual
                                                                                              Fees    Fund Expenses
----------------------------------------------------------------------------------------------------------------------
American Century: Short Term Government (formerly Benham         0.59%           0.00%       0.00%       0.59%
Short-Term Government)
----------------------------------------------------------------------------------------------------------------------
American Century: Income & Growth                                0.68%           0.00%       0 00%       0.68%
----------------------------------------------------------------------------------------------------------------------
American Century: Growth (formerly Twentieth Century Growth)     1.00%           0.00%       0.00%       1.00%
----------------------------------------------------------------------------------------------------------------------
American Century: International Growth (formerly Twentieth       1.27%           0.00%       0.00%       1.27%
Century International Growth)
----------------------------------------------------------------------------------------------------------------------
American Century: Ultra (formerly Twentieth Century Ultra)       1.00%           0.00%       0.00%       1.00%
----------------------------------------------------------------------------------------------------------------------
Delchester Fund-Institutional Class                              0.65%           0.05%       0.00%       0.70%
----------------------------------------------------------------------------------------------------------------------
Dreyfus A Bonds Plus, Inc.                                       0.65%           0.31%       0.00%       0.96%
----------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation Fund, Inc.                                  0.28%           0.36%       0.25%       0.89%
----------------------------------------------------------------------------------------------------------------------
Dreyfus Balanced Fund, Inc.                                      0.60%           0.15%       0.22%       0.97%
----------------------------------------------------------------------------------------------------------------------
Dreyfus S & P 500 Index Fund (formerly Peoples Index Fund(R),    0.25%           0.25%       0.00%       0.50%
Inc.)
----------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third Century Fund, Inc. - Class Z               0.75%           0.22%       0.00%       0.97%
(formerly Dreyfus Third Century Fund, Inc.)
----------------------------------------------------------------------------------------------------------------------
Evergreen Income and Growth Fund                                 0.97%           0.28%       0.00%       1.25%
----------------------------------------------------------------------------------------------------------------------
Federated Bond Fund - Class F                                    0.65%           0.45%       0.00%       1.09%
----------------------------------------------------------------------------------------------------------------------
Federated High Yield Trust                                       0.54%           0.34%       0.00%       0.88%
----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced Fund - Class T                         0.43%           0.23%       0.50%       1.14%
----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity Income Fund - Class T                    0.48%           0.23%       0.50%       1.18%
----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth Opportunities Fund - Class T             0.43%           0.19%       0.50%       1.11%
----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor High Yield Fund - Class T                       0.58%           0.21%       0.25%       1.04%
----------------------------------------------------------------------------------------------------------------------
Fidelity Asset Manager                                           0.53%           0.22%       0.00%       0.75%
----------------------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Fund                                      0.47%           0.20%       0.00%       0.67%
----------------------------------------------------------------------------------------------------------------------
Fidelity Magellan(R) Fund                                        0.43%           0.19%       0.00%       0.62%
----------------------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund                                            0.44%           0.20%       0.00%       0.64%
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                               0.58%           0.11%       0.00%       0.69%
----------------------------------------------------------------------------------------------------------------------
Franklin Mutual Series Fund Inc. - Mutual Shares Fund:           0.56%           0.21%       0.35%       1.12%
Class A
----------------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund                                            0.52%           0.27%       0.25%       1.04%
----------------------------------------------------------------------------------------------------------------------
Janus Fund                                                       0.65%           0.20%       0.00%       0.85%
----------------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                                                0.65%           0.23%       0.00%       0.88%
----------------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund                                             0.65%           0.24%       0.00%       0.89%
----------------------------------------------------------------------------------------------------------------------
Lazard Small Cap Portfolio - Open Shares                         0.75%           0.09%       0.25%       1.09%
----------------------------------------------------------------------------------------------------------------------
MFS(R) Global Governments Fund - Class A (formerly MFS(R) World  0.75%           0.00%       0.23%       1.98%
Governments Fund)
----------------------------------------------------------------------------------------------------------------------
Nationwide(R)Bond Fund - Class D                                 0.50%           0.33%       0.00%       0.83%
----------------------------------------------------------------------------------------------------------------------
Nationwide(R)Fund - Class D                                      0.56%           0.17%       0.00%       0.73%
----------------------------------------------------------------------------------------------------------------------
Nationwide(R)Growth Fund - Class D                               0.58%           0.22%       0.00%       0.80%
----------------------------------------------------------------------------------------------------------------------
Nationwide(R)Money Market - Prime Shares                         0.40%           0.21%       0.00%       0.61%
----------------------------------------------------------------------------------------------------------------------
Nationwide(R)Intermediate U.S. Government Bond Fund - Class D    0.50%           0.29%       0.00%       0.79%
----------------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R)Index Fund - Service Class                  0.13%           0.35%       0.15%       0.63%
----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Equity Trust(R)- Neuberger Berman Genesis       1.12%           0.11%        0.00%      1.23%
Trust
----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian Fund, Inc.                             0.70%           0.12%       0.00%       0.82%
----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Limited Maturity Bond Fund                      0.52%           0.18%       0.00%       0.70%
----------------------------------------------------------------------------------------------------------------------

            (FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993)

----------------------------------------------------------------------------------------------------------------------
                                                             Management         Other        12b-1      Total Mutual
                                                                Fees           Expenses       Fees     Fund Expenses
----------------------------------------------------------------------------------------------------------------------
Neuberger  Berman Partners Fund, Inc.                            0.71%           0.11%        0.00%       0.82%
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund/VA: Class A                              0.69%           0.26%        0.21%       1.16%
----------------------------------------------------------------------------------------------------------------------
Phoenix Balanced Fund Series                                     0.53%           0.19%        0.25%       0.97%
----------------------------------------------------------------------------------------------------------------------
Prestige Balanced Fund - Class A                                 0.75%           0.10%        0.25%       1.10%
----------------------------------------------------------------------------------------------------------------------
Prestige International Fund - Class A                            0.85%           0.20%        0.25%       1.30%
----------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Growth Fund - Class A                         0.80%           0.15%        0.25%       1.20%
----------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Value Fund - Class A                          0.75%           0.15%        0.25%       1.15%
----------------------------------------------------------------------------------------------------------------------
Prestige Small Cap Fund - Class A                                0.95%           0.15%        0.25%       1.35%
----------------------------------------------------------------------------------------------------------------------
Strong Common Stock Fund                                         1.00%           0.17%        0.00%       1.17%
----------------------------------------------------------------------------------------------------------------------
Strong Total Return Fund, Inc.                                   0.80%           0.14%        0.00%       0.94%
----------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund- Class A                                  0.46%           0.23%        0.25%       0.94%
----------------------------------------------------------------------------------------------------------------------
Warburg Pincus Emerging Growth Fund                              0.90%           0.33%        0.00%       1.23%
----------------------------------------------------------------------------------------------------------------------
Warburg Pincus Global Fixed Income Fund                          0.43%           0.52%        0.00%       0.95%
----------------------------------------------------------------------------------------------------------------------



The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.


Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.



--------------------------------------------------------------------------------------------------------------------
                                                          Management        Other         12b-1      Total Mutual
                                                             Fees         Expenses         Fees      Fund Expenses
--------------------------------------------------------------------------------------------------------------------
Delchester Fund - Institutional Class                       0.65%          0.49%          0.00%          1.14%
--------------------------------------------------------------------------------------------------------------------
Federated Bond Fund - Class F                               0.75%          0.47%          0.00%          1.22%
--------------------------------------------------------------------------------------------------------------------
Federated High Yield Trust                                  0.75%          0.40%          0.00%          1.15%
--------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity Income Fund - Class T               0.43%          0.23%          0.50%          1.16%
--------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth Opportunities - Class T             0.46%          0.43%          0.25%          1.14%
--------------------------------------------------------------------------------------------------------------------
Fidelity Asset Manager                                      0.42%          0.18%          0.00%          0.60%
--------------------------------------------------------------------------------------------------------------------
Fidelity Magellan                                           0.42%          0.18%          0.00%          0.60%
--------------------------------------------------------------------------------------------------------------------
Fidelity Puritan                                            0.44%          0.21%          0.00%          0.65%
--------------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R) Index Fund - Service Class            0.13%          0.66%          0.24%          1.03%
--------------------------------------------------------------------------------------------------------------------
Nationwide Intermediate U.S. Government Bond Fund -         0.50%          0.78%          0.00%          0.78%
Class D
--------------------------------------------------------------------------------------------------------------------
Neuberger Berman Limited Maturity Bond Fund                 0.54%          0.18%          0.00%          0.72%
--------------------------------------------------------------------------------------------------------------------
Prestige Balanced Fund - Class A                            0.75%          2.44%          0.25%          3.44%
--------------------------------------------------------------------------------------------------------------------
Prestige International Fund - Class A                       0.85%          1.77%          0.25%          2.87%
--------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Growth Inc. - Class A                    0.80%          0.64%          0.25%          1.69%
--------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Value Fund - Class A                     0.75%          0.87%          0.25%          1.87%
--------------------------------------------------------------------------------------------------------------------
Prestige Small Cap Fund - Class A                           0.95%          1.04%          0.25%          2.24%
--------------------------------------------------------------------------------------------------------------------
Warburg Pincus Global Fixed Income Fund                     1.00%          0.53%          0.00%          1.53%
--------------------------------------------------------------------------------------------------------------------

EXAMPLE

(FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993)


The following chart shows the expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.


The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects the standard 7 year CDSC schedule and the maximum amount of variable account charges that could be assessed to a contract (1.30%). The contract maintenance charge is expressed as a percentage of the average contract account size for existing contracts. Since the average contract account size is greater than $1,000, the expense effect of the contract maintenance charge is reduced accordingly. Deductions for premium taxes are not reflected but may apply.


---------------------------------------------------------------------------------------------------------------------
                                    IF YOU SURRENDER YOUR      IF YOU DO NOT SURRENDER      IF YOU ANNUITIZE YOUR
                                 CONTRACT AT THE END OF THE  YOUR CONTRACT AT THE END OF  CONTRACT AT THE END OF THE
                                   APPLICABLE TIME PERIOD    THE APPLICABLE TIME PERIOD     APPLICABLE TIME PERIOD
---------------------------------------------------------------------------------------------------------------------
                                   1      3      5     10      1      3      5      10     1      3     5     10
                                  YR.    YRS.   YRS.   YRS.   YR.    YRS.   YRS.   YRS.    YR.   YRS.  YRS.   YRS.
---------------------------------------------------------------------------------------------------------------------
American Century: Short Term       91    109    137    237     21     64    110    237     *      64    110    237
Government (formerly Benham
Short-Term Government)
---------------------------------------------------------------------------------------------------------------------
American Century: Income &         92    112    142    247     22     67    115    247     *      67    115    247
Growth
---------------------------------------------------------------------------------------------------------------------
American Century: Growth           95    122    159    281     25     77    132    281     *      77    132    281
(formerly Twentieth Century
Growth)
---------------------------------------------------------------------------------------------------------------------
American Century: International    98    131    173    309     28     86    146    309     *      86    146    309
Growth (formerly Twentieth
Century International Growth)
---------------------------------------------------------------------------------------------------------------------
American Century: Ultra            95    122    159    281     25     77    132    281     *      77    132    281
(formerly Twentieth Century
Ultra)
---------------------------------------------------------------------------------------------------------------------
Delchester Fund-Inst'l             92    113    143    249     22     68    116    249     *      68    116    249
---------------------------------------------------------------------------------------------------------------------
Dreyfus A Bonds Plus               95    121    156    276     25     76    129    276     *      76    129    276
---------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation Fund, Inc.    94    119    153    270     24     74    126    270     *      74    126    270
---------------------------------------------------------------------------------------------------------------------
Dreyfus Balanced Fund, Inc.        94    120    155    273     24     75    128    273     *      75    128    273
---------------------------------------------------------------------------------------------------------------------
Dreyfus S & P 500 Index Fund       90    106    132    228     20     61    105    228     *      61    105    228
(Formerly Peoples Index Fund,
Inc.)
---------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third Century      95    121    157    278     25     76    130    278     *      76    130    278
Fund, Inc. - Class Z (formerly,
Dreyfus Third Century Fund, Inc.
---------------------------------------------------------------------------------------------------------------------
Evergreen Income and Growth Fund   98    130    172    307     28     85    145    307     *      85    145    307
---------------------------------------------------------------------------------------------------------------------
Federated Bond Fund - Class F      96    125    164    290     26     80    137    290     *      80    137    290
---------------------------------------------------------------------------------------------------------------------
Federated High Yield Trust         94    118    153    268     24     73    126    268     *      73    126    268
---------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced Fund     97    129    170    304     27     84    143    304     *      84    143    304
- Class T
---------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Fund Equity       98    130    172    307     28     85    145    307     *      85    145    307
Income Fund -
Class T
---------------------------------------------------------------------------------------------------------------------

(FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993)


---------------------------------------------------------------------------------------------------------------------
                                    IF YOU SURRENDER YOUR      IF YOU DO NOT SURRENDER      IF YOU ANNUITIZE YOUR
                                 CONTRACT AT THE END OF THE  YOUR CONTRACT AT THE END OF  CONTRACT AT THE END OF THE
                                   APPLICABLE TIME PERIOD    THE APPLICABLE TIME PERIOD     APPLICABLE TIME PERIOD
---------------------------------------------------------------------------------------------------------------------
                                   1      3      5     10      1      3      5      10     1      3     5     10
                                  YR.    YRS.   YRS.   YRS.   YR.    YRS.   YRS.   YRS.    YR.   YRS.  YRS.   YRS.
---------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Fund Growth       94    120    155    274     24     75    128    274     *      75    128    274
Opportunities Fund - Class T
---------------------------------------------------------------------------------------------------------------------
Fidelity Advisor High Yield        96    124    163    288     26     79    136    288     *      79    136    288
Fund - Class T
---------------------------------------------------------------------------------------------------------------------
Fidelity Asset Manager(TM)         91    109    137    237     21     64    110    237     *      64    110    237
---------------------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Fund        92    112    141    246     22     67    114    246     *      67    114    246
---------------------------------------------------------------------------------------------------------------------
Fidelity Magellan Fund             91    109    137    237     21     64    110    237     *      64    110    237
---------------------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund              91    110    139    242     21     65    112    242     *      65    112    242
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income           92    112    143    248     22     67    116    248     *      67    116    248
Portfolio
---------------------------------------------------------------------------------------------------------------------
Franklin Mutual Series Fund        96    125    164    291     26     80    137    291     *      80    137    291
Inc.- Mutual Shares Fund: Class
A
---------------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund              96    125    163    289     26     80    136    289     *      80    136    289
---------------------------------------------------------------------------------------------------------------------
Janus Fund                         93    117    150    264     23     72    123    264     *      72    123    264
---------------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                  94    118    152    266     24     73    125    266     *      73    125    266
---------------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund               94    119    153    270     24     74    126    270     *      74    126    270
---------------------------------------------------------------------------------------------------------------------
Lazard Small Cap Portfolio -       96    125    164    290     26     80    137    290            80    137    290
Open Shares
---------------------------------------------------------------------------------------------------------------------
MFS(R)Global Governments Fund -    99    133    177    317     29     88    150    317     *      88    150    317
Class A (formerly MFS(R) World
Governments Fund)
---------------------------------------------------------------------------------------------------------------------
Nationwide(R) Bond Fund - Class D  93    116    148    260     23     71    121    260     *      71    121    260
---------------------------------------------------------------------------------------------------------------------
Nationwide(R) Fund - Class D       92    112    143    248     22     67    116    248     *      67    116    248
---------------------------------------------------------------------------------------------------------------------
Nationwide(R) Growth Fund - Class  93    115    147    257     23     70    120    257     *      70    120    257
D
---------------------------------------------------------------------------------------------------------------------
Nationwide(R) Money Market Fund -  91    109    137    236     21     64    110    236     *      64    110    236
Prime Shares
---------------------------------------------------------------------------------------------------------------------
Nationwide(R) Intermediate U.S.    93    115    147    257     23     70    120    257     *      70    120    257
Government Bond Fund - Class D
---------------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R) Index Fund   91    110    138    239     21     65    111    239     *      65    111    239
- Service Class
---------------------------------------------------------------------------------------------------------------------
Neuberger Berman Equity Trust(R)   98    129    171    305     28     84    144    305     *      84    144    305
- Neuberger Berman Genesis Trust
---------------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian Fund,    93    116    149    262     23     71    122    262     *      71    122    262
Inc.
---------------------------------------------------------------------------------------------------------------------
Neuberger Berman Limited           92    113    143    249     22     68    116    249     *      68    116    249
Maturity Bond Fund
---------------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners Fund,    93    116    149    262     23     71    122    262     *      71    122    262
Inc.
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund/VA         97    127    166    295     27     82    139    295     *      82    139    295
---------------------------------------------------------------------------------------------------------------------
Phoenix Balanced Fund Series       95    121    157    278     25     76    130    278     *      16    130    278
---------------------------------------------------------------------------------------------------------------------

(FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993)


---------------------------------------------------------------------------------------------------------------------
                                    IF YOU SURRENDER YOUR      IF YOU DO NOT SURRENDER      IF YOU ANNUITIZE YOUR
                                 CONTRACT AT THE END OF THE  YOUR CONTRACT AT THE END OF  CONTRACT AT THE END OF THE
                                   APPLICABLE TIME PERIOD    THE APPLICABLE TIME PERIOD     APPLICABLE TIME PERIOD
---------------------------------------------------------------------------------------------------------------------
                                   1      3      5     10      1      3      5      10     1      3     5     10
                                  YR.    YRS.   YRS.   YRS.   YR.    YRS.   YRS.   YRS.    YR.   YRS.  YRS.   YRS.
---------------------------------------------------------------------------------------------------------------------
Prestige Balanced Fund - Class A   96    125    164    291     26     80    137    291     *      80    137    291
---------------------------------------------------------------------------------------------------------------------
Prestige International Fund -      98    132    175    312     28     87    148    312     *      87    148    312
Class A
---------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Growth Fund     97    128    169    302     27     83    142    302     *      83    142    302
- Class A
---------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Value Fund -    97    127    167    297     27     82    140    297     *      82    140    297
Class A
---------------------------------------------------------------------------------------------------------------------
Prestige Small Cap  - Fund         99    133    177    317     29     88    150    317     *      88    150    317
Class A
---------------------------------------------------------------------------------------------------------------------
Strong Common Stock Fund           97    128    168    299     27     83    141    299     *      83    141    299
---------------------------------------------------------------------------------------------------------------------
Strong Total Return Fund, Inc.     94    120    156    275     24     75    129    275     *      75    129    275
---------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund - Class A   96    126    165    293     26     81    138    293     *      81    138    293
---------------------------------------------------------------------------------------------------------------------
Warburg Pincus Emerging Growth     97    129    170    304     27     84    143    304     *      84    143    304
Fund
---------------------------------------------------------------------------------------------------------------------
Warburg Pincus Global Fixed        95    121    156    276     25     76    129    276     *      76    129    276
Income Fund
---------------------------------------------------------------------------------------------------------------------

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

SUMMARY OF CONTRACT EXPENSES
(FOR CONTRACTS ISSUED PRIOR TO JANUARY 1, 1993)

The expenses listed below are charged to all contracts issued prior to January 1, 1993, unless the contract owner meets an available exception.

CONTRACT OWNER TRANSACTION EXPENSES

Maximum Contingent Deferred Sales
Charge ("CDSC") (as a percentage of
purchase payments surrendered)..................5%(1)

(1) After the first year from the date of any purchase payment, the contract owner may withdraw 5% of that purchase payment without imposition of a CDSC.

MAXIMUM ANNUAL CONTRACT MAINTENANCE CHARGE.....$30(2)

VARIABLE ACCOUNT CHARGES(3)
(as a percentage of average account value)
Mortality and Expense Risk Charges............1.30%
     Total Variable Account Charges...........1.30%


(2) The contract maintenance charge is deducted annually from all contracts on each contract anniversary.


(3) These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account. They are charged on a daily basis at the annual rate noted above.

UNDERLYING MUTUAL FUND ANNUAL EXPENSES
(FOR CONTRACTS ISSUED PRIOR TO JANUARY 1, 1993)


----------------------------------------------------------------------------------------------------------------------
                                                                                                        Total Mutual
                                                     Management            Other                            Fund
                                                        Fees              Expenses      12b-1 Fees        Expenses
----------------------------------------------------------------------------------------------------------------------
American Century: Short Term Government (formerly       0.59%               0.00%           0.00%           0.59%
Benham Short-Term Government)
----------------------------------------------------------------------------------------------------------------------
American Century: Growth (formerly Twentieth Century    1.00%               0.00%           0.00%           1.00%
Growth)
----------------------------------------------------------------------------------------------------------------------
Fidelity Capital & Income Fund                          0.58%               0.24%           0.00%           0.82%
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                      0.58%               0.11%           0.00%           0.69%
----------------------------------------------------------------------------------------------------------------------
MFS(R) Global Governments Fund - Class A (formerly,     0.75%               0.00%           0.23%           0.98%
MFS(R) World Governments Fund)
----------------------------------------------------------------------------------------------------------------------
Nationwide(R) Bond Fund - Class D                       0.50%               0.33%           0.00%           0.83%
----------------------------------------------------------------------------------------------------------------------
Nationwide(R) Fund - Class D                            0.56%               0.17%           0.00%           0.73%
----------------------------------------------------------------------------------------------------------------------
Nationwide(R) Growth Fund - Class D                     0.58%               0.22%           0.00%           0.80%
----------------------------------------------------------------------------------------------------------------------
Nationwide(R) Money Market - Prime Shares               0.40%               0.21%           0.00%           0.61%
----------------------------------------------------------------------------------------------------------------------



The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

EXAMPLE
(FOR CONTRACTS ISSUED PRIOR TO JANUARY 1, 1993)

The following chart shows the expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.


The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects the standard 7 year CDSC schedule and the maximum amount of variable account charges that could be assessed to a contract (1.30%). The contract maintenance charge is expressed as a percentage of the average contract account size for existing contracts. Since the average contract account size is greater than $1,000, the expense effect of the contract maintenance charge is reduced accordingly. Deductions for premium taxes are not reflected but may apply.


The summary of contract expenses and example are to help contract owners understand the expenses associated with the contract.


---------------------------------------------------------------------------------------------------------------
                         IF YOU SURRENDER YOUR      IF YOU DO NOT SURRENDER      IF YOU ANNUITIZE YOUR
                      CONTRACT AT THE END OF THE  YOUR CONTRACT AT THE END OF  CONTRACT AT THE END OF THE
                        APPLICABLE TIME PERIOD    THE APPLICABLE TIME PERIOD     APPLICABLE TIME PERIOD
---------------------------------------------------------------------------------------------------------------
                        1      3      5      10      1       3      5     10      1       3     5       10
                       YR.    YRS.   YRS.    YRS.   YR.     YRS.   YRS.   YRS.    YR.    YRS.  YRS.    YRS.
---------------------------------------------------------------------------------------------------------------
American Century:       75    125    179     281     25     77     132     281     *      77    132     281
Growth (formerly
Twentieth Century
Growth)
---------------------------------------------------------------------------------------------------------------
American Century:       71    112    158     237     21     64     110     237     *      64    110     237
Short Term Government
(formerly Benham
Short-Term Government)
---------------------------------------------------------------------------------------------------------------
Fidelity Capital &      71    111    157     236     21     64     110     236     *      64    110     236
Income Fund
---------------------------------------------------------------------------------------------------------------
Fidelity VIP High       71    111    157     236     21     64     110     236     *      64    110     236
Income Portfolio
---------------------------------------------------------------------------------------------------------------
MFS(R) Global           72    117    166     255     22     69     119     255     *      69    119     255
Governments Fund -
Class A (formerly,
MFS(R) World Government
Fund)
---------------------------------------------------------------------------------------------------------------
Nationwide(R) Money     69    106    148     217     19     58     100     217     *      58    100     217
Market Fund - Prime
Shares
---------------------------------------------------------------------------------------------------------------
Nationwide(R) Bond Fund 70    109    153     228     20     61     105     228     *      61    105     228
- Class D
---------------------------------------------------------------------------------------------------------------
Nationwide(R) Fund -    70    111    156     234     20     63     109     234     *      63    109     234
Class D
---------------------------------------------------------------------------------------------------------------
Nationwide(R) Growth    71    111    157     236     21     64     110     236     *      64    110     236
Fund - Class D
---------------------------------------------------------------------------------------------------------------

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are deferred variable annuity contracts. Contracts issued prior to January 1, 1993 were issued to the trustees of Qualified Plans as Qualified Contracts. Currently (and at all times after January 1, 1993), the contracts are issued to custodians of Individual Retirement Accounts for the benefit of Individual Retirement Account holders.


Contracts issued after January 1, 1993 do not qualify for tax-deferral under federal tax rules governing Non-Qualified Annuities or Individual Retirement Annuities. Such contracts are, however, issued to custodians of Individual Retirement Accounts for the benefit of Individual Retirement Account holders. Such account holders will be the annuitant under these contracts. Annuity payments under the contracts are deferred until a selected later date.


For more detailed information with regard to the differences in contract types, please see "Types of Contracts" later in the prospectus.


CHARGES AND EXPENSES


Nationwide deducts a mortality risk charge equal to an annual rate of 0.80% of the daily net assets of the variable account for mortality risk assumed by Nationwide (see "Mortality Risk Charge").

Nationwide deducts an expense risk charge equal to an annual rate of 0.45% (0.50% for contracts issued prior to January 1, 1993) of the daily net assets of the variable account as compensation for Nationwide's risk in undertaking not to increase administrative charges on the contracts regardless of the actual administrative costs (see "Expense Risk Charge").


Nationwide does not deduct a sales charge from purchase payments made for these contracts. However, if any part of the contract value is surrendered, Nationwide will, with certain exceptions, deduct a CDSC not to exceed 7% of purchase payments surrendered. For contracts issued before January 1, 1993, Nationwide will deduct a CDSC not to exceed 5% of purchase payments surrendered. This charge, when applicable, is imposed to permit Nationwide to recover sales expenses which have been advanced by Nationwide (see "Contingent Deferred Sales Charge").


On each contract anniversary, Nationwide will deduct a contract maintenance charge of $30 from the contract value.

For contracts issued on or after January 1, 1993, Nationwide will assess an administration charge equal to an annual rate of 0.05% of the daily net assets of the variable account.


These charges are to reimburse Nationwide for administrative expenses related to the issuance and maintenance of the contracts (see "Contract Maintenance Charge" and "Administration Charge").

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date. The payments will be based on the annuity payment option chosen at the time of application (see "Annuity Payment Options").

TAXATION


How the contracts are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").


TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or the amount required by law (see "Right to Revoke").

FINANCIAL STATEMENTS


Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained without charge by contacting Nationwide's home office at the telephone number listed on page 2 of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of a variable account charge which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit"). Please refer to Appendix B for information regarding each class of accumulation units.


NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March, 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.


NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation. ("NISC"), Three Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC shall mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.

TYPES OF CONTRACTS

The following is a general description of the types of annuity contracts, and is intended to provide only general information of the various types of contracts; it is not intended to be comprehensive. The eligibility requirements, tax benefits, limitations, and other features of these contracts differ one from the other.

Individual Retirement Accounts (IRAs)

Individual Retirement Accounts are contracts that are issued by insurance companies and satisfy the following requirements:

-   the contract is not transferable by the owner;

-   the premiums are not fixed;

- the annual premium cannot exceed $2,000 (although rollovers of greater amounts from qualified plans, tax-sheltered annuities and other IRAs can be received);

- certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

-   the entire interest of the owner in the contract is nonforfeitable; and

- after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contribution from other IRAs, from Tax Sheltered Annuities, and from qualified retirement plans, including 401(k) plans.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

Simplified Employee Pension IRAs (SEP IRAs)

A SEP IRA is a written plan established by an employer for the benefit of employees, which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as for a IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy the following requirements:

-   minimum participation rules;

-   top-heavy contribution rules;

-   nondiscriminatory allocation rules; and

-   requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

SIMPLE IRAs

A SIMPLE IRA is an individual retirement annuity which is funded exclusively by a qualified salary reduction arrangement and satisfies the following:

-   vesting requirements,

-   participation requirements; and

-   administrative requirements.

The funds contributed to a SIMPLE IRA cannot be commingled with funds in IRAs or SEP IRAs.

A SIMPLE IRA cannot receive rollover distributions except from another SIMPLE
IRA.

Roth IRAs

Roth IRA contracts are contracts that are issued by insurance companies and satisfy the following requirements:

-   the contract is not transferable by the owner;

-   the premiums are not fixed;

- the annual premium cannot exceed $2,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

-   the entire interest of the owner in the contract is nonforfeitable; and

- after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS


Nationwide Variable Account is a variable account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on March 3, 1976, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.


Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.


The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions. The sub-account contains shares attributable to accumulation units under Individual Retirement Accounts, Roth IRAs, SEP IRAs, Tax Sheltered Annuities, and Qualified contracts.


Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

For contracts issued after January 1, 1993, the underlying mutual fund options offered are also available to the general public. (Based on Nationwide's marketing plan for the contracts, Nationwide does not anticipate any disadvantages to this.) There is, however, a possibility that a material conflict may arise between those with interests in the contracts, the variable account and the various individuals and entities holding shares of the funds. A conflict may occur due to a number of reasons, including a change in law affecting the operations of variable annuity separate accounts or differences in the voting instructions of the owners and others maintaining a voting interest in the underlying mutual funds. In the event of conflict, Nationwide will take any steps necessary to protect those with interests in the contracts.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

  1) shares of a current underlying mutual fund are no longer available for investment; or

  2)   further investment in an underlying mutual fund is inappropriate.


No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.


THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in other Nationwide separate accounts. It is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account. However, information relating to the fixed account is subject to federal securities laws relating to accuracy and completeness of prospectus disclosure.

Purchase payments will be allocated to the fixed account by election of the contract owner.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

- New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

- Variable Account to Fixed Rate - Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

- Renewal Rate - The rate available for maturing fixed account allocations which are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.


- Dollar Cost Averaging Rate - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a dollar cost averaging program.


All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during the12 month anniversary in which the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.


Any interest in excess of 3.0% will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 3.0% for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less any applicable charges including CDSC.

CHARGES AND DEDUCTIONS


MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts a mortality and expense risk charge from the variable account.

The amount is computed on a daily basis, and is equal to an annual rate of 1.25% (1.30% for contracts issued prior to January 1, 1993) of the daily net assets of the variable account.

The mortality risk charge is equal to an annual rate of 0.80% of the daily net assets of the variable account. By guaranteeing the contract's annuity rate, Nationwide assumes the mortality risk. These guarantees cannot change regardless of the death rates of persons receiving annuity payments or of the general population. Nationwide expects to generate a profit from this charge.

The expense risk charge is equal to an annual rate of 0.45% (0.50% for contracts issued prior to January 1, 1993) of the daily net assets of the variable account. By guaranteeing the contract's annuity rate, Nationwide assumes the expense risk. These guarantees cannot change regardless of its annual expenses. Nationwide expects to generate profit from this charge. If the mortality and expense charge is insufficient to cover actual expenses, the loss is borne by Nationwide.


CONTINGENT DEFERRED SALES CHARGE ("CDSC")

No deduction for a sales charge is made from the purchase payments for this contract. However, if any part of the contract value of such contracts is surrendered, Nationwide will, with certain exceptions, deduct a CDSC (see "Elimination of CDSC"). The CDSC will not exceed the lesser of 7% of purchase payments surrendered.


The CDSC, when it is applicable, will be used to cover expenses relating to the sale of the contract, including commissions paid to sales personnel, the costs of preparation of sales literature and other promotional activity. Nationwide attempts to recover its distribution costs relating to the sale of the contract from the CDSC. Any shortfall will be made up from the general account of Nationwide, which may indirectly include portions of the mortality risk charge and expense risk charge since Nationwide expects to generate a profit through these charges. Gross distribution allowances which may be paid on the sale of these contracts are not more than 5.25% of the purchase payments.


If part or all of the contract value is surrendered, a CDSC will be deducted by Nationwide. For purposes of the CDSC, surrenders under a contract come first from the purchase payments which have been on deposit under the contract for the longest time period. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

For contracts issued on or after January 1, 1993, the CDSC will apply in the amounts set forth below. In no event will any CDSC be made against any values which have been held under the contract for at least 7 years, or to commencement of an annuity payout under contracts which have been in effect for at least two years or upon the death of the annuitant.


-------------------------------------------------------
 NUMBER OF YEARS FROM DATE OF       CDSC PERCENTAGE
       PURCHASE PAYMENT
-------------------------------------------------------
               0                           7%
-------------------------------------------------------
               1                           6%
-------------------------------------------------------
               2                           5%
-------------------------------------------------------
               3                           4%
-------------------------------------------------------
               4                           3%
-------------------------------------------------------
               5                           2%
-------------------------------------------------------
               6                           1%
-------------------------------------------------------
               7                           0%
-------------------------------------------------------

Starting with the second year after a purchase payment has been made under the contract, 10% of that purchase payment may be withdrawn each year without imposition of the CDSC. This free withdrawal privilege is non-cumulative and will not exceed 10% of the purchase payment in any year. The CDSC is waived:

  a) for first year withdrawals of up to 10% of purchase payments for Individual Retirement Account rollover contracts; or

  b) for any amount withdrawn from this contract in order to meet minimum distribution requirements under the Internal Revenue Code.

Withdrawals may be restricted for contracts issued pursuant to the terms of a Qualified Plan. No sales charges are deducted on redemption proceeds that are transferred to the fixed account option of this annuity. The contract owner may be subject to a tax penalty if withdrawals are taken prior to age 59 1/2.


For contracts issued before January 1, 1993 a CDSC will be deducted by Nationwide equal to 5% of the lesser of the total of all purchase payments made within 8 years prior to the date of the request for surrender, or the amount surrendered. In no event will any CDSC be made against any values which have been held under the contract for at least 8 years. Certain partial surrenders may be requested for which no CDSC will be assessed. For any purchase payments made, the contract owner (or annuitant, if applicable) may, after the first year from the date of each such purchase payment, withdraw without a CDSC, up to 5% of that purchase payment for each year that the purchase payment has remained on deposit (less the amount of such purchase payment previously surrendered free of charge).


ELIMINATION OF CDSC

For contracts sold pursuant to Qualified Plans established on or after January 1, 1993, as described in Section 401 of the Code, SEP-IRA contracts sold on or after January 1, 1993, and Roth IRAs, Nationwide will waive the CDSC when:

  1) the plan participant experiences a case of hardship (as defined for purposes of Internal Revenue Code Section 401(k));

  2) the plan participant becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7));

  3) the plan participant attains age 59 1/2 and has participated in the contract for at least 5 years, as determined from the contract anniversary date;

  4) the plan participant has participated in the contract for at least 15 years as determined from the contract anniversary date;

  5)   the plan participant dies; or

  6)   the plan participant annuitizes after 2 years in the contract.

For Individual Retirement Accounts, Nationwide will waive the CDSC when:

  1)   the designated annuitant dies; or

  2)   the contract owner annuitizes after 2 years in the contract.

When a contract is exchanged for another contract issued by Nationwide or any of its affiliate insurance companies, of the type and class which Nationwide determined is eligible for such exchange, Nationwide will waive the CDSC on the first contract.

In no event will elimination of the CDSC be permitted where such elimination would be unfairly discriminatory to any person, or where it is prohibited by law.

CONTRACT MAINTENANCE CHARGE


Each year on the contract anniversary (and on the date of surrender in any year in which the entire contract value is surrendered), Nationwide deducts a contract maintenance charge of $30 from the contract value. This charge reimburses Nationwide for administrative expenses relating to the issuance and maintenance of the contract. For contracts issued pursuant to Qualified Plans described in Section 401 of the Internal Revenue Code, established on or after January 1, 1993 and SEP-IRA contracts established on or after January 1, 1993 and before August 1, 1994, the contract maintenance charge varies from $30 to $0. Underwriting considerations include the size of the group, the average participant account balance transferred to Nationwide, if any, and administrative savings. For contracts issued to Qualified Plans described in
Section 401 of the Internal Revenue Code and SEP-IRA contracts established on or after August 1, 1994, the contract maintenance charge varies from $12 to $0. Variances are based on internal underwriting guidelines. The contract maintenance charge will be allocated between the fixed account and variable account in the same percentages as the purchase payment investment allocations are to the fixed account and variable account.


ADMINISTRATION CHARGE

Nationwide deducts an administration charge from the variable account. This amount is computed on a daily basis, and is equal to an annual rate of 0.05% of the daily net assets of the variable account for contracts issued after January 1, 1993. The administration charge is designed only to reimburse Nationwide for administrative expenses. Nationwide will monitor this charge to ensure that it does not exceed annual administration expenses.

PREMIUM TAXES


Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.


If applicable, Nationwide will deduct premium taxes from the contract either at:

  (1)  the time the contract is surrendered;

  (2)  annuitization; or

  (3)  such other date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

CONTRACT OWNERSHIP

The contract owner has all rights under the contract, including the right to designate and change any designations of the contract owner, annuitant, contingent annuitant, beneficiary, contingent beneficiary, annuity payment option, and annuity commencement date. Contract rights may be exercised by the annuitant if the contract owner has authorized the annuitant to exercise such rights. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

  -    on a Nationwide form;

  -    signed by the contract owner; and

  -    received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

ANNUITANT

The annuitant is the person designated to receive annuity payments during annuitization of the contract and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 78 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed prior to the annuitization date with the consent of Nationwide.

Although not the contract owner, the annuitant may exercise contract rights if authorized by the holder of the contract (an Individual Retirement Account or Qualified Plan trustee(s)).

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiary(ies) survive the annuitant, the contingent beneficiaries receive the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT


The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.


PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

-  New Year's Day                 -  Independence Day
-  Martin Luther King, Jr. Day    -  Labor Day
-  Presidents' Day                -  Thanksgiving
-  Good Friday                    -  Christmas
-  Memorial Day

Nationwide also will not price purchase payments if:

  (1)  trading on the New York Stock Exchange is restricted;

  (2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

  (3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.

If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner would not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to the sub-accounts and the fixed account as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts or the fixed account. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account for any contract owner. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is:

  1) the value of amounts allocated to the sub-accounts of the variable account; and

  2)   amounts allocated to the fixed account.

If part or all of the contract value is surrendered, or charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each sub-account and the fixed account based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

  (a)  is:

       (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

       (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the ex-dividend date occurs during the current valuation period);


  (b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period; and


  (c) is a factor representing the daily variable account charges. The factor is equal to an annual rate of 1.30% of the daily net assets of the variable account.

Based on the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

  1) adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn; and

  2)   adding any interest earned on the amounts allocated.

TRANSFERS PRIOR TO ANNUITIZATION


Transfers from the Fixed Account to the Variable Account

Fixed account allocations may be transferred to the variable account only upon reaching the end of an interest rate guarantee period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.


Contract owners who use dollar cost averaging may transfer from the fixed account to the variable account under the terms of that program (see "Dollar Cost Averaging").


Transfers to the Fixed Account


Variable account allocations may be transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account, however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account. Except as noted below, under no circumstances will the transfer limit be less than 10% of the current value of the variable account, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit. However, where permitted by state law, Nationwide reserves the right to refuse transfers or purchase payments to the fixed account from the variable account when the fixed account value is greater than or equal to 30% of the contract value at the time the purchase payment is made or the transfer is requested.


Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.


Transfers Among the Sub-Accounts

Allocations may be transferred among the sub-accounts once per valuation period.

TRANSFERS AFTER ANNUITIZATION


After annuitization, transfers may only be made on the anniversary of the annuitization date.

TRANSFER REQUESTS

Nationwide will accept transfer requests in writing or over the telephone. Nationwide will use reasonable procedures to confirm that telephone instructions are genuine and will not be liable for following telephone instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone exchange privilege upon 30 days written notice to contract owners.

For transfers involving the variable account, Nationwide determines contract value as of the date the completed transfer request is received.

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same. Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

Market Timing Firms


Some contract owners may use market timing firms or other third parties to make transfers on their behalf. Generally, in order to take advantage of perceived market trends, market timing firms will submit transfer or exchange requests on behalf of multiple contract owners at the same time. Sometimes this can result in unusually large transfers of funds. These large transfers might interfere with the ability of Nationwide or the underlying mutual fund to process transactions. This can potentially disadvantage contract owners not using market timing firms. To avoid this, Nationwide may modify transfer and exchange rights of contract owners who use market timing firms (or other third parties) to transfer or exchange funds on their behalf.

The exchange and transfer rights of individual contract owners will not be modified in any way when instructions are submitted directly by the contract owner, or by the contract owner's representative (as authorized by the execution of a valid Nationwide Limited Power of Attorney Form).

To protect contract owners, Nationwide may refuse exchange and transfer requests:

- submitted by any agent acting under a power of attorney on behalf of more than one contract owner; or

- submitted on behalf of individual contract owners who have executed pre-authorized exchange forms which are submitted by market timing firms (or other third parties) on behalf of more than one contract owner at the same time.

Nationwide will not restrict exchange rights unless Nationwide believes it to be necessary for the protection of all contract owners.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amount surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

Partial Surrenders (Partial Redemption)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply. The contract owner may direct Nationwide to deduct the CDSC either from:

a)   the amount requested; or

b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

Full Surrenders (Full Redemptions)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect variable account charges, a contract maintenance charge, underlying mutual fund charges and the investment performance of the underlying mutual funds. A CDSC may apply.

SURRENDERS UNDER A QUALIFIED PLAN

The contract surrender provisions may be modified pursuant to the plan terms and Internal Revenue Code provisions when the contract is issued to fund a Qualified Plan.

LOAN PRIVILEGE

Loans are available only for contracts issued on or before January 1, 1993.

The loan privilege is ONLY available to owners of Qualified Contracts. These contract owners can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.


MINIMUM AND MAXIMUM LOAN AMOUNTS


Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:

-------------------------------------------------------
                 CONTRACT     MAXIMUM OUTSTANDING LOAN
                 VALUES       BALANCE ALLOWED
-------------------------------------------------------
NON-ERISA PLANS  up to        up to 80% of contract
                 $20,000      value (not more than
                              $10,000)
-------------------------------------------------------
                 $20,000      up to 50% of contract
                 and over     value (not more than
                              $50,000*)
-------------------------------------------------------
ERISA PLANS      All          up to 50% of contract
                              value (not more than
                              $50,000*)
-------------------------------------------------------

*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

LOAN PROCESSING FEE

Nationwide may charge a Loan Processing Fee at the time each new loan is processed. If assessed it compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. No CDSC will be deducted on transfers related to loan processing.

INTEREST

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. It is guaranteed never to fall below 3.0%.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.


DISTRIBUTIONS AND ANNUITY PAYMENTS


Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

  -    the contract is surrendered;

  -    the contract owner/annuitant dies;

  -    the contract owner who is not the annuitant dies prior to annuitization;
       or

  -    annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.


GRACE PERIOD AND LOAN DEFAULT


If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset rebalancing is not available for assets held in the fixed account. Requests for asset rebalancing must be on a Nationwide form.

Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, asset rebalancing will occur on the next business day.

Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Qualified Plan. Contract owners should consult a financial adviser to discuss the use of asset rebalancing.

Nationwide reserves the right to stop establishing new asset rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING


Dollar cost averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from certain sub-accounts and the fixed account into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.


Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the Money Market Fund to any other underlying mutual fund.

Dollar Cost Averaging from the Fixed Account


Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. A dollar cost averaging program which transfers amounts from the fixed account to the variable account is not the same as an enhanced rate dollar cost averaging program. Contract owners that wish to utilize dollar cost averaging from the fixed account should first inquire as to whether any enhanced rate dollar cost averaging programs are available.

Enhanced Rate Dollar Cost Averaging Program

Nationwide may, from time to time, offer enhanced rate dollar cost averaging programs. Dollar cost averaging transfers for this program may only be made from the fixed account. Such enhanced rate dollar cost averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect. Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers. For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the NSAT Money Market Fund.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.


Nationwide reserves the right to stop establishing new dollar cost averaging programs. Nationwide also reserves the right to assess a processing fee for this service.


SYSTEMATIC WITHDRAWALS

Systematic withdrawals allow contract owners (or annuitants if authorized) to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise.


If the contract owner takes systematic withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of:

  1) 10% of all purchase payments made to the contract as of the withdrawal date; or

  2) an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.


Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

Nationwide reserves the right to stop establishing new systematic withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. It will be the first day of a calendar month unless otherwise agreed, and must be at least 2 years after the contract is issued. If the contract is issued to fund a Qualified Plan or Tax Sheltered Annuity annuitization may occur during the first 2 years subject to Nationwide's approval.

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

  (1)  an annuity payment option; and

  (2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payment remains level.

The first payment under a fixed payment annuity is determined on the annuitization date on an "age last birthday" basis by:

  1)   deducting applicable premium taxes from the total contract value; then

  2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

The first payment under a variable payment annuity is determined on the annuitization date on an "age last birthday" basis by:

  1)   deducting applicable premium taxes from the total contract value; then

  2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

ASSUMED INVESTMENT RATE

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment. The assumed investment rate of 3.5% is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first based on whether actual investment performance is higher or lower than the assumed investment rate of 3.5%.

VALUE OF AN ANNUITY UNIT

Annuity unit values for sub-accounts are determined by multiplying the net investment factor for the valuation period for which the annuity unit is being calculated by the immediately preceding valuation period's annuity unit value, and multiplying the result by an interest factor to neutralize the assumed investment rate of 3.5% per annum built into the variable payment annuity purchase rate basis in the contracts.

EXCHANGES AMONG UNDERLYING MUTUAL FUNDS

Exchanges among underlying mutual funds during annuitization must be in writing.

Exchanges will occur on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

  - the amount to be distributed is less than $500, in which case Nationwide may make one lump sum payment of the contract value; or

  - an annuity payment would be less than $20, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $20. Payments will be made at least annually.

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

(1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2) JOINT AND LAST SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

(3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified contracts will be made until an annuity payment option has been elected. Qualified contracts, IRAs, SEP IRAs and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS

DEATH OF CONTRACT OWNER

If the contract owner and the annuitant are not the same person and the contract owner dies prior to the annuitization date, then the annuitant becomes the contract owner. In such event, the entire interest in the contract value, less any applicable deductions (which may include a CDSC), must be distributed in accordance with the appropriate "Required Distributions" section.

DEATH OF ANNUITANT

If the contract owner and annuitant are not the same person, and the annuitant dies prior to the annuitization date, then the contingent annuitant becomes the annuitant and no death benefit is payable. In the event there is no living contingent annuitant, then, upon the annuitant's death, a death benefit will be payable to the beneficiary, the contingent beneficiary, the contract owner, or the contract owner's estate, as specified in the "beneficiary" section.

DEATH OF CONTRACT OWNER/ANNUITANT

If any contract owner and the annuitant are the same person, and such person dies before the annuitization date, a death benefit will be payable to the beneficiary, contingent beneficiary, or the last surviving contract owner's estate, as specified in the "Beneficiary" section and in accordance with the appropriate "Required Distributions" section.

HOW THE DEATH BENEFIT VALUE IS DETERMINED

The beneficiary may elect to receive the death benefit:

  (1)  in a lump sum;

  (2)  as an annuity; or

  (3)  in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

The death benefit value is determined as of the date Nationwide receives:

  (1)  proper proof of the annuitant's death;

  (2)  an election specifying the distribution method; and

  (3)  any state required form(s).

DEATH BENEFIT PAYMENT

For contracts issued on or after the later of May 1, 1998 or a date on which state insurance authorities approve applicable contract modifications:

- If the annuitant dies on or after his or her 75th birthday and prior to the annuitization date, the dollar amount of the death benefit will be equal to the contract value, if the contract owner has:

     1) requested an annuity commencement date later than the first day of the calendar month after the annuitant's 75th birthday; and

     2)   Nationwide approved the request.

- If the annuitant dies prior to his or her 75th birthday and prior to the annuitization date, the dollar amount of the death benefit will be the greater of:

     1)   the contract value; or

     2) the sum of all purchase payments, less an adjustment for amounts surrendered.

   The adjustment for amounts surrendered will reduce item (2) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).


If the annuitant dies after the annuitization date, any payment that may be payable will be determined according to the selected annuity payment option.


For contracts issued prior to May 1, 1998 or a date prior to approval of applicable contract modifications by state insurance authorities:

- If the annuitant dies on or after his or her 75th birthday and prior to the annuitization date, the dollar amount of the death benefit will be equal to the contract value, if the contract owner has:

     1) requested an annuity commencement date later than the first day of the calendar month after the annuitant's 75th birthday; and

     2)   Nationwide approved the request.

- If the annuitant dies prior to his or her 75th birthday and prior to the annuitization date, the dollar amount of the death benefit will be the greater of:

     1)   the contract value; or

     2)   the sum of all purchase payments, less any amounts surrendered.


If the annuitant dies after the annuitization date, any payment that may be payable will be determined according to the selected annuity payment option.


REQUIRED DISTRIBUTIONS

REQUIRED DISTRIBUTIONS FOR QUALIFIED PLANS

Distributions from Qualified Contracts will be made according to the Minimum Distribution and Incidental Benefit ("MDIB") provisions of Section 401(a)(9) of the Internal Revenue Code. Distributions will be made to the annuitant according to the selected annuity payment option over a period not longer than:

  a) the life of the annuitant or the joint lives of the annuitant and the annuitant's designated beneficiary; or

  b) a period not longer than the life expectancy of the annuitant or the joint life expectancies of the annuitant and the annuitant's designated beneficiary.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the annuitant.

If the annuitant's entire interest in a Qualified Plan or Tax Sheltered Annuity will be distributed in equal or substantially equal payments over a period described in a) or b), the payments will begin on the required beginning date. The required beginning date is the later of:

  a) April 1 of the calendar year following the calendar year in which the annuitant reaches age 70 1/2; or

  b)   the annuitant's retirement date.

Provision b) does not apply to any employee who is a 5% owner (as defined in
Section 416 of the Internal Revenue Code) with respect to the plan year ending in the calendar year when the employee attains the age of 70 1/2.

Distributions commencing on the required distribution date must satisfy MDIB provisions set forth in the Internal Revenue Code. Those provisions require that distribution cannot be less than the amount determined by dividing the annuitant's interest in the Tax Sheltered Annuity by the end of the previous calendar year by:

a)   the annuitant's life expectancy, or if applicable;

b) the joint and survivor life expectancy of the annuitant and the annuitant's beneficiary.

The life expectancies and joint life expectancies are determined by reference to Treasury Regulation 1.72-9.

If the annuitant dies before distributions begin, the interest in the Qualified Contract or Tax Sheltered Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of the annuitant's death occurs unless:

  a) the annuitant names his or her surviving spouse as the beneficiary and the spouse chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the annuitant would have attained age 70 1/2; or

  b) the annuitant names a beneficiary other than his or her surviving spouse and the beneficiary elects to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the annuitant dies.

If the annuitant dies after distributions have begun, distributions must continue at least as rapidly as under the schedule used before the annuitant's death.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

REQUIRED DISTRIBUTIONS FOR INDIVIDUAL RETIREMENT ACCOUNTS


Distributions from an IRA or SEP IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distribution may be paid in a lump sum or in substantially equal payments over:


  a) the contract owner's life or the lives of the contract owner and his or her spouse or designated beneficiary; or

  b) a period not longer than the life expectancy of the contract owner or the joint life expectancy of the contract owner and the contract owner's designated beneficiary.


If the contract owner dies before distributions begin, the interest in the IRA or SEP IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of the contract owner's death occurs, unless:

  a) the contract owner names his or her surviving spouse as the beneficiary and such spouse chooses to:

       1) treat the contract as an Individual Retirement Annuity or SEP IRA established for his or her benefit; or

       2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the contract owner would have reached age 70 1/2; or

  b) the contract owner names a beneficiary other than his or her surviving spouse and such beneficiary elects to receive a distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year of the contract owner's death.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity, SEP IRA or Individual Retirement Account of the contract owner.

If the contract owner dies after distributions have begun, distributions must continue at least as rapidly as under the schedule being used before the contract owner's death. However, a surviving spouse who is the beneficiary under the annuity payment option may treat the contract as his or her own, in the same manner as is described in section (a)(1) of this provision.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

A portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity or SEP IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities.

Individual Retirement Annuity or SEP IRA distributions will not receive the favorable tax treatment of a lump sum distribution from a Qualified Plan. If the contract owner dies before the entire interest in the contract has been distributed, the balance will also be included in his or her gross estate.

REQUIRED DISTRIBUTIONS FOR ROTH IRAS

The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime.

When the contract owner dies, the interest in the Roth IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs, unless:

  a) the contract owner names his or her surviving spouse as the beneficiary and the spouse chooses to:

       1)   treat the contract as a Roth IRA established for his or her benefit;
            or

       2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year following the year in which the contract owner would have reached age 70 1/2; or

  b) the contract owner names a beneficiary other than his or her surviving spouse and the beneficiary chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than

       December 31 of the year following the year in which the contract owner dies.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES


The tax consequences of purchasing a contract described in this prospectus will depend on:

-    the type of contract purchased;

-    the purposes for which the contract is purchased; and

- the personal circumstances of individual investors having interests in the contracts.

See "Synopsis of the Contracts" for a brief description of the various types of contracts and the different purposes for which the contracts may be purchased.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners are encouraged to consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

The Internal Revenue Code sets forth different income tax rules for the following types of annuity contracts:

-    IRAs

-    SEP IRAs;

-    SIMPLE IRAs; and

-    Roth IRAs.

IRAs, SEP IRAs and SIMPLE IRAs

Distributions from IRAs, SEP IRAs and SIMPLE IRAs are generally taxed when received. If any of the amount contributed to the IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. (For SIMPLE IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2 year period beginning on the date that the individual first participated in the SIMPLE IRA.) The penalty tax can be avoided if the distribution is:

-    made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-    used for qualified higher education expenses; or

- used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

-    it is made on or after the date on which the contract owner attains age 59
     1/2;

- it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

-    it is attributable to the contract owner's disability; or

- it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includible in gross income to the extent that the distribution, when added to all previous distributions, does not exceed that total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of the aggregate amount of contributions will be included in the contract owner's gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from a traditional IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

-    made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled as defined in the Internal Revenue Code;

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-    for qualified higher education expenses; or

- used for expenses attributable to the purchase of a home for a qualified first-time buyer.


If the contract owner dies before the contract is completely distributed, the balance may be included in the contract owner's gross estate for tax purposes.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise.

Contract owners may not waive withholding if the distribution is subject to mandatory back-up withholding (if no taxpayer identification number is given or if the Internal Revenue Service notifies Nationwide that mandatory back-up withholding is required). Mandatory back-up withholding rates are 31% of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

  1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

  2)   provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

  1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

  2) the distribution is includible in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 31%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

  -    a transfer of the contract from one contract owner to another; or

  -    a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

  a) an individual who is two or more generations younger than the contract owner; or

  b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

- who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

- who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. For more details, contact your personal tax and/or financial advisor.

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

  -    statements showing the contract's quarterly activity;

  - confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., dollar cost averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

  - semi-annual reports as of June 30 containing financial statements for the variable account; and

  - annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.


LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.


In November 1997, two plaintiffs, one who was the owner of a variable life insurance contract and the other who was the owner of a variable annuity contract, commenced a lawsuit in a federal court in Texas against Nationwide and the American Century group of defendants (Robert Young and David D. Distad v. Nationwide Life Insurance Company et al.). In this lawsuit, plaintiffs sought to represent a class of variable life insurance contract owners and variable annuity contract owners whom they claim were allegedly misled when purchasing these variable contracts into believing that the performance of their underlying mutual fund option managed by American Century, whose shares may only be purchased by insurance companies, would track the performance of a mutual fund, also managed by American Century, whose shares are publicly traded. The amended complaint seeks unspecified compensatory and punitive damages. On April 27, 1998, the District Court denied, in part, and granted, in part, motions to dismiss the complaint filed by Nationwide and American Century. The remaining claims against Nationwide allege securities fraud, common law fraud, civil conspiracy, and breach of contract. The District Court, on December 2, 1998, issued an order denying plaintiffs' motion for class certification and the appeals court declined to review the order denying class certification upon interlocutory appeal. On June 11, 1999, the District Court denied the plaintiffs' motion to amend their complaint and reconsider class certification. In January 2000, Nationwide and American Century settled this lawsuit now limited to the claims of the two named plaintiffs. On February 9, 2000 the court dismissed this lawsuit with prejudice.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by Nationwide and other named defendants. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not engaged in any material litigation of any nature.


ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY

A "yield" and "effective yield" may be advertised for Money Market Fund. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the Money Market Fund's units. Yield is an annualized figure, which means that it is assumed that the Money Market Fund generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to:

    -    precious metals;
    -    real estate;
    -    stocks and bonds;
    -    closed-end funds;
    -    bank money market deposit accounts and passbook savings;
    -    CDs; and
    -    the Consumer Price Index.

Market Indexes

The sub-accounts will be compared to certain market indexes, such as:

    -    S&P 500;
    -    Shearson/Lehman Intermediate Government/Corporate Bond Index;
    -    Shearson/Lehman Long-Term Government/Corporate Bond Index;
    -    Donoghue Money Fund Average;
    -    U.S. Treasury Note Index;
    -    Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and
    -    Dow Jones Industrial Average.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by other services, such as:

    -    Lipper Analytical Services, Inc.;
    -    CDA/Wiesenberger;
    -    Morningstar;
    -    Donoghue's;
    -    magazines such as:
         -   Money;
         -   Forbes;
         -   Kiplinger's Personal Finance Magazine;
         -   Financial World;
         -   Consumer Reports;
         -   Business Week;
         -   Time;
         -   Newsweek;
         -   National Underwriter; and
         -   News and World Report;
    -    LIMRA;
    -    Value;
    -    Best's Agent Guide;
    -    Western Annuity Guide;
    -    Comparative Annuity Reports;
    -    Wall Street Journal;
    -    Barron's;
    -    Investor's Daily;
    -    Standard & Poor's Outlook; and
    -    Variable Annuity Research & Data Service (The VARDS Report).

These rating services and publications rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts. Nationwide may advertise for the sub-account's standardized "average annual total return," calculated in a manner prescribed by the SEC, and nonstandardized "total return." Average annual total return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been available in the variable account if it has not been available for one of the prescribed periods). This calculation reflects the standard 7-year CDSC schedule and the deduction of all charges that could be made to the contracts, except for premium taxes, which may be imposed by certain states.

Nonstandardized "total return," calculated similar to standardized "average annual total return," shows the percentage rate of return of a hypothetical initial investment of $10,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been in existence). For those underlying mutual funds which have not been available for one of the prescribed periods, the nonstandardized total return illustrations will show the investment performance the underlying mutual funds would have achieved (reduced by the same charges except the CDSC) had they been available in the variable account for one of the periods. The CDSC is not reflected because the contracts are designed for long term investment. The CDSC, if reflected, would decrease the level of performance shown. An initial investment of $10,000 is assumed because that amount is closer to the size of a typical contract than $1,000, which was used in calculating the standardized average annual total return.


The standardized average annual total return and nonstandardized total return quotations are calculated using data for the period ended December 31, 1999. If the underlying mutual fund has been available in the variable account for less than one year (or if the underlying mutual fund has been effective for less than one year), standardized and non-standardized return is not annualized.


However, Nationwide generally provides performance information more frequently. Information relating to performance of the sub-accounts is based on historical earnings and does not represent or guarantee future results.

UNDERLYING MUTUAL FUND PERFORMANCE SUMMARY

NON-STANDARDIZED TOTAL RETURN


-------------------------------------------------------------------------------------------------------------------
                                                                                     10 Years To
                                                     1 Year To      5 Years To       12/31/99 or      Date Fund
                Sub-Account Options                   12/31/99       12/31/99       Life of Fund      Effective
-------------------------------------------------------------------------------------------------------------------
American Century: Short-Term Government (formerly        0.22%          4.02%            3.90%        12/15/82
Benham Short-Term Government)
-------------------------------------------------------------------------------------------------------------------
American Century: Income & Growth                       16.12%         26.14%           19.52%        12/17/90
-------------------------------------------------------------------------------------------------------------------
American Century: Growth  (formerly Twentieth           32.63%         25.07%           16.28%        10/31/58
Century Growth)
-------------------------------------------------------------------------------------------------------------------
 American Century: International Growth (formerly       62.01%         22.70%           17.80%        05/01/91
 Twentieth Century International Growth)
-------------------------------------------------------------------------------------------------------------------
American Century: Ultra (formerly Twentieth             39.33%         27.83%           22.68%        11/02/81
Century Ultra)
-------------------------------------------------------------------------------------------------------------------
Delchester Fund-Institutional Class                     -4.77%          5.31%            7.18%        08/20/70
-------------------------------------------------------------------------------------------------------------------
Dreyfus A Bonds Plus, Inc.                               0.14%          5.52%            5.84%        06/25/76
-------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation Fund, Inc.                          8.24%         24.29%           15.10%        01/31/84
-------------------------------------------------------------------------------------------------------------------
Dreyfus Balanced Fund, Inc.                              8.47%         12.95%           10.67%        09/30/92
-------------------------------------------------------------------------------------------------------------------
Dreyfus S & P 500 Index Fund                            18.39%         26.00%           15.74%        01/02/90
-------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third Century Fund, Inc. - Class Z      28.17%         28.04%           16.31%        03/29/72
(formerly, Dreyfus Third Century Fund, Inc.)
-------------------------------------------------------------------------------------------------------------------
Evergreen Income and Growth Fund                        14.55%         13.46%            8.85%        08/31/78
-------------------------------------------------------------------------------------------------------------------
Federated Bond Fund - Class F                           -3.91%          6.06%            7.84%        05/20/87
-------------------------------------------------------------------------------------------------------------------
Federated High Yield Trust                               0.37%          7.78%            9.05%        08/23/84
-------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced Fund - Class T                 2.84%         11.08%            9.78%        01/31/87
-------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity Income Fund - Class T            1.57%         16.30%           15.15%        09/30/92
-------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth Opportunities Fund - Class       2.23%         19.23%           16.35%        11/30/87
T
-------------------------------------------------------------------------------------------------------------------
Fidelity Advisor High Yield Fund - Class T               6.65%          9.21%           11.79%        01/31/87
-------------------------------------------------------------------------------------------------------------------
Fidelity Asset Manager(TM)                              11.81%         14.77%           12.04%        12/28/88
-------------------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Fund                              5.46%         18.35%           12.82%        05/16/66
-------------------------------------------------------------------------------------------------------------------
Fidelity Magellan(R) Fund                               22.14%         24.40%           17.15%        05/02/63
-------------------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund                                    1.22%         13.74%           11.38%        04/16/47
-------------------------------------------------------------------------------------------------------------------
Franklin Mutual Series Fund, Inc. - Mutual Shares       12.84%         15.89%           12.51%        01/31/68
Fund: Class A
-------------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund                                   69.27%         31.19%           22.29%
-------------------------------------------------------------------------------------------------------------------
Janus Fund                                              44.92%         29.25%           18.73%        12/31/85
-------------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                                       62.46%         43.14%           25.05%        04/26/85
-------------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund                                    61.94%         28.98%           23.30%        05/15/91
-------------------------------------------------------------------------------------------------------------------
Lazard Small Cap Portfolio - Open Shares                -0.15%          2.56%            5.54%
-------------------------------------------------------------------------------------------------------------------
MFS(R) World Governments Fund - Class A (formerly       -5.06%          2.55%            4.68%        02/25/81
MFS(R)  World Governments Fund)
-------------------------------------------------------------------------------------------------------------------
Nationwide(R) Bond Fund                                 -4.35%          6.08%            5.56%        03/01/80
-------------------------------------------------------------------------------------------------------------------
Nationwide(R) Fund                                      -1.83%         22.14%           13.76%        05/30/33
-------------------------------------------------------------------------------------------------------------------
Nationwide(R) Growth Fund                               14.82%         20.51%           13.52%        02/27/61
-------------------------------------------------------------------------------------------------------------------
Nationwide(R) Money Market Fund - Prime Shares          30.02%          3.43%            3.15%        03/01/80
-------------------------------------------------------------------------------------------------------------------
Nationwide(R) Intermediate U.S. Government Bond Fund    -3.54%          5.66%            4.44%        02/28/92
-------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                                                   10 Years To
                                                    1 Year To     5 Years To       12/31/99 or      Date Fund
               Sub-Account Options                  12/31/99       12/31/99       Life of Fund      Effective
-----------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R) Index Fund - Class R            17.69%         N/A             25.96%         10/30/98(1)
-----------------------------------------------------------------------------------------------------------------
Neuberger Berman Equity Trust(R) - Neuberger Berman    2.36%        14.90%           11.10%         09/26/88
Genesis Trust
-----------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian Fund, Inc.                   6.75%        13.60%           11.92%         06/01/50
-----------------------------------------------------------------------------------------------------------------
Neuberger Berman Limited Maturity Bond Fund            0.02%         3.96%            4.37%         06/09/86
-----------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners Fund, Inc.                   6.10%        18.66%           13.02%         07/16/68
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund/VA                            56.12%        22.57%           14.42%         12/08/69
-----------------------------------------------------------------------------------------------------------------
Phoenix Balanced Fund Series                           9.02%        14.05%           10.13%         01/30/81
-----------------------------------------------------------------------------------------------------------------
Prestige Balanced Fund - Class A                       7.42%          N/A            12.29%         11/02/981
-----------------------------------------------------------------------------------------------------------------
Prestige International Fund - Class A                 19.18%          N/A            21.50%         11/02/981
-----------------------------------------------------------------------------------------------------------------
Prestige Large Cap Growth Fund - Class A              32.65%          N/A            44.42%         11/02/981
-----------------------------------------------------------------------------------------------------------------
Prestige Large Cap Value Fund - Class A               -6.40%          N/A            -1.41%         11/02/981
-----------------------------------------------------------------------------------------------------------------
Prestige Small Cap Fund - Fund Class A                16.78%          N/A            22.32%         11/02/981
-----------------------------------------------------------------------------------------------------------------
Strong Common Stock Fund                              38.23%        22.43%           19.87%         12/29/89
-----------------------------------------------------------------------------------------------------------------
Strong Total Return Fund, Inc.                        57.37%        28.65%           17.28%         12/30/81
-----------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund - Class A                      37.10%        11.39%            9.56%         10/05/82
-----------------------------------------------------------------------------------------------------------------
Warburg Pincus Emerging Growth Fund                   39.69%        22.12%           16.58%         01/31/88
-----------------------------------------------------------------------------------------------------------------
Warburg Pincus Global Fixed Income Fund               -1.21%         5.60%            5.50%         11/01/90
-----------------------------------------------------------------------------------------------------------------


STANDARDIZED AVERAGE ANNUAL TOTAL RETURN


-----------------------------------------------------------------------------------------------------------------
                                                                                   10 Years or
                                                                                    Date Fund
                                                                                   Available in     Date Fund
                                                                                     Variable       Added to
                                                   1 Year To       5 Years To        Account        Variable
               Sub-Account Options                  12/31/99        12/31/99       To 12/31/99       Account
-----------------------------------------------------------------------------------------------------------------
American Century: Short-Term Government               -9.30%          0.95%            1.42%        04/30/84
(formerly Benham Short-Term Government)
-----------------------------------------------------------------------------------------------------------------
American Century: Income & Growth                      6.42%          N/A             21.46%        10/31/96
-----------------------------------------------------------------------------------------------------------------
American Century: Growth  (formerly Twentieth         22.93%         22.78%           14.34%        01/28/83
Century Growth)
-----------------------------------------------------------------------------------------------------------------
 American Century: International Growth               52.31%          N/A             22.25%        02/01/95
 (formerly Twentieth Century International
 Growth)
-----------------------------------------------------------------------------------------------------------------
American Century: Ultra (formerly Twentieth           29.63%         25.74%           16.85%        10/15/93
Century Ultra)
-----------------------------------------------------------------------------------------------------------------
Delchester Fund-Institutional Class                  -13.95%          2.49%            1.94%        12/31/92
-----------------------------------------------------------------------------------------------------------------
Dreyfus A Bonds Plus, Inc.                            -9.38%          2.65%           -0.15%        01/31/94
-----------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation Fund, Inc.                       -1.46%          N/A             12.55%        01/05/98
-----------------------------------------------------------------------------------------------------------------
Dreyfus Balanced Fund, Inc.                           -1.23%          N/A              2.65%        01/05/98
-----------------------------------------------------------------------------------------------------------------
Dreyfus S & P 500 Index Fund                           8.69%         24.00%           17.02%        01/04/93
-----------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third Century Fund, Inc. - Class      18.47%         26.04%           16.18%        01/04/93
Z (formerly, Dreyfus Third Century Fund, Inc.)
-----------------------------------------------------------------------------------------------------------------
Evergreen Income and Growth Fund                       4.85%         11.00%            7.44%        01/04/93
-----------------------------------------------------------------------------------------------------------------
Federated Bond Fund - Class F                        -13.15%          N/A             -1.44%        11/01/96
-----------------------------------------------------------------------------------------------------------------
Federated High Yield Trust                            -9.17%          N/A             -7.00%        12/31/97
-----------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced Fund - Class T              -6.86%          N/A              7.41%        12/18/95
-----------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------
                                                                                 10 Years or
                                                                                  Date Fund
                                                                                 Available in
                                                                                   Variable    Date Fund Added
                                                  1 Year To      5 Years To        Account       to Variable
               Sub-Account Options                 12/31/99       12/31/99       To 12/31/99       Account
----------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity Income Fund - Class T        -8.05%          N/A             9.85%         12/18/95
----------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth Opportunities Fund -         -7.44%          N/A            13.74%         12/18/95
Class T
----------------------------------------------------------------------------------------------------------------
Fidelity Advisor High Yield Fund - Class T           -3.05%          N/A             3.42%         12/18/95
----------------------------------------------------------------------------------------------------------------
Fidelity Asset Manager(TM)                            2.11%        12.28%            7.90%         10/15/93
----------------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Fund                          -4.24%        16.20%           10.72%         03/16/83
----------------------------------------------------------------------------------------------------------------
Fidelity Magellan(R) Fund                            12.44%        22.28%           17.93%         01/04/93
----------------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund                                -8.38%        11.32%           10.43%         01/04/93
----------------------------------------------------------------------------------------------------------------
Franklin Mutual Series Fund, Inc. - Mutual            3.14%          N/A            -0.07%         01/05/98
Shares Fund: Class A
----------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund                                59.57%          N/A            62.93%         11/02/98
----------------------------------------------------------------------------------------------------------------
Janus Fund                                           35.22%          N/A            26.67%         12/18/95
----------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                                    52.76%        41.23%           27.42%         10/15/93
----------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund                                 52.24%          N/A            28.79%         11/01/96
----------------------------------------------------------------------------------------------------------------
Lazard Small Cap Portfolio - Open Shares             -9.65%          N/A            -6.54%         11-02-98
----------------------------------------------------------------------------------------------------------------
MFS(R) World Governments Fund - Class A (formerly   -14.22%        -0.51%            7.53%         02/15/83
MFS(R) World Governments Fund)
----------------------------------------------------------------------------------------------------------------
Nationwide(R) Bond Fund                             -13.56%         3.29%            3.33%         01/29/81
----------------------------------------------------------------------------------------------------------------
Nationwide(R) Fund                                  -11.21%        20.10%           11.73%         01/29/81
----------------------------------------------------------------------------------------------------------------
Nationwide(R) Growth Fund                             5.12%        18.29%           11.44%         01/29/81
----------------------------------------------------------------------------------------------------------------
Nationwide(R) Money Market Fund - Prime Shares       -6.68%         0.23%            0.49%         01/29/81
----------------------------------------------------------------------------------------------------------------
Nationwide(R) Intermediate U.S. Government Bond     -12.80%          N/A             0.79%         12/18/95
Fund
----------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R) Index Fund - Class R            7.99%          N/A             6.10%         11/02/98
----------------------------------------------------------------------------------------------------------------
Neuberger Berman Equity Trust(R) - Neuberger         -7.32%          N/A            -8.24%         01/05/98
Berman Genesis Trust
----------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian Fund, Inc.                 -2.95%        11.28%            8.15%         01/31/94
----------------------------------------------------------------------------------------------------------------
Neuberger Berman Limited Maturity Bond Fund          -9.49%         0.89%           -0.45%         09/30/93
----------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners Fund, Inc.                 -3.60%        16.58%           12.74%         01/04/93
----------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund/VA                           46.42%        20.12%           18.80%         01/04/93
----------------------------------------------------------------------------------------------------------------
Phoenix Balanced Fund Series                         -0.68%        11.56%            7.69%         01/31/94
----------------------------------------------------------------------------------------------------------------
Prestige Balanced Fund - Class A                     -2.28%          N/A            -3.46%         11/02/98
----------------------------------------------------------------------------------------------------------------
Prestige International Fund - Class A                 9.48%          N/A             7.74%         11/02/98
----------------------------------------------------------------------------------------------------------------
Prestige Large Cap Growth Fund - Class A             22.95%          N/A            21.18%         11/02/98
----------------------------------------------------------------------------------------------------------------
Prestige Large Cap Value Fund - Class A             -15.47%          N/A           -14.30%         11/02/98
----------------------------------------------------------------------------------------------------------------
Prestige Small Cap Fund - Fund Class A                7.08%          N/A             9.17%         11/02/98
----------------------------------------------------------------------------------------------------------------
Strong Common Stock Fund                             28.53%          N/A            31.01%         11/02/98
----------------------------------------------------------------------------------------------------------------
Strong Total Return Fund, Inc.                       47.67%        26.41%           20.61%         01/04/93
----------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund - Class A                     27.40%          N/A             9.04%         02/01/95
----------------------------------------------------------------------------------------------------------------
Warburg Pincus Emerging Growth Fund                  29.97%          N/A            15.92%         12/18/95
----------------------------------------------------------------------------------------------------------------
Warburg Pincus Global Fixed Income Fund             -10.64%          N/A            -2.97%         01/05/98
----------------------------------------------------------------------------------------------------------------


(1) The Nationwide S&P 500(R) Index Fund, Prestige Balanced Fund, Prestige International Fund, Prestige Large Cap Growth Fund, Prestige Large Cap Value Fund and Prestige Small Cap Fund were added to the variable account on December 23, 1998. Therefore, no performance information is available.

             TABLE OF CONTENTS: STATEMENT OF ADDITIONAL INFORMATION


                                                                           PAGE
General Information and History.............................................1
Services....................................................................1
Purchase of Securities Being Offered........................................1
Underwriters................................................................2
Calculation of Performance..................................................2
Annuity Payments............................................................3
Financial Statements........................................................4

APPENDIX A:  OBJECTIVES FOR THE UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.


(AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993)


For contracts issued on or after January 1, 1993, variable account purchase payments may be allocated only to the sub-accounts which consist of shares of the underlying mutual fund options listed below:

AMERICAN CENTURY: SHORT-TERM GOVERNMENT (FORMERLY BENHAM SHORT-TERM GOVERNMENT)


Investment Objective: To seek current income and limited price volatility by maintaining an average weighted portfolio maturity of four years or less. The fund invests in securities of the United States government and its agencies. American Century Investment Management, Inc. serves as the fund's investment adviser.


AMERICAN CENTURY: INCOME & GROWTH


Investment Objective: Seeks dividend growth, current income and capital appreciation by investing in common stocks. The fund may buy securities convertible into common stock, such as convertible bonds, convertible preferred stocks or warrants. The fund may also, for liquidity purposes, invest in high-quality money market instruments with remaining maturities of one year or less. The fund may also enter into repurchase agreements, collateralized by U.S. government securities, with banks or broker-dealers deemed to present minimal credit risk. American Century Investment Management, Inc. serves as the fund's investment adviser.


AMERICAN CENTURY: GROWTH (FORMERLY TWENTIETH CENTURY GROWTH)


Investment Objective: Seeks capital growth through investment in securities which the management considers to have better than average prospects for appreciation of value. The fund's investment approach identifies companies with accelerating earnings and revenues. As part of its strategy, the fund remains essentially fully invested in stocks at all times. American Century Investment Management, Inc. serves as the fund's investment adviser.


AMERICAN CENTURY: INTERNATIONAL GROWTH (FORMERLY TWENTIETH CENTURY INTERNATIONAL GROWTH)


Investment Objective: Seeks capital growth by investing in an international portfolio of common stocks, primarily in developed markets; stocks considered by the investment manager to have prospects for appreciation. The fund will invest primarily in common stocks (defined to include depository receipts for common stocks) and other equity equivalents of such companies. American Century Investment Management, Inc. serves as the fund's investment adviser.


AMERICAN CENTURY: ULTRA (FORMERLY TWENTIETH CENTURY ULTRA)


Investment Objective: The investment objective of the fund is to seek capital growth by investing primarily in common stocks that are considered by management to have better-than-average prospects for appreciation. American Century Investment Management, Inc. serves as the fund's investment adviser.


DELCHESTER FUND-INSTITUTIONAL CLASS


Investment Objective: Seeks to provide high current income by investing principally in corporate bonds, and also in U.S. Government securities and commercial paper. This fund invests primarily in high-yield securities (junk bonds) and greater risks may be involved with an investment in the fund than an investment in a mutual fund comprised primarily of investment grade bonds. Delaware Management Company, Inc. serves as the fund's investment adviser.


DREYFUS A BONDS PLUS, INC.


Investment Objective: The fund's goal is to provide the maximum amount of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The fund invests principally in debt obligations of corporations, the U.S. Government and its agencies and instrumentalities, and major U.S. banking institutions. The fund's investment objective cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940) of the Fund's outstanding voting shares. There can be no assurance that the fund's investment objective will be achieved. The Dreyfus Corporation serves as the fund's investment adviser.


DREYFUS APPRECIATION FUND, INC.


Investment Objective: To provide long-term capital growth consistent with the preservation of capital. Current income is a secondary investment objective. The fund seeks to meet its objective by investing primarily in the common stocks of domestic and foreign issuers. The Dreyfus Corporation serves as the fund's investment adviser.


DREYFUS BALANCED FUND, INC.


Investment Objective: To provide long-term capital growth and current income, consistent with reasonable investment risk. The fund is managed as a balanced fund and invests in equity and debt securities, the proportion of which will vary from time to time in accordance the fund manager's assessment of economic conditions and investment opportunities. The Dreyfus Corporation serves as the fund's investment adviser.


DREYFUS S & P 500 INDEX FUND


Investment Objective: Seeks to provide investment results that correspond to the price and yield performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The fund's investment objective cannot be changed without approval by the holders of a majority of the Fund's outstanding voting shares. The Dreyfus Corporation serves as the fund's investment adviser.

DREYFUS PREMIER THIRD CENTURY FUND, INC. - CLASS Z (FORMERLY, DREYFUS THIRD CENTURY FUND, INC.)

Investment Objective: Primarily seeks to provide capital growth through equity investment in companies that, in the opinion of the fund's management, not only meet traditional investment standards but which also show evidence that they conduct their business, in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal. The Dreyfus Corporation serves as the fund's investment adviser.


EVERGREEN INCOME AND GROWTH FUND  (FORMERLY THE EVERGREEN TOTAL RETURN FUND)

Investment Objective: Seeks to achieve a return consisting of current income and capital appreciation in the value of its shares. The emphasis on current income and capital appreciation will be relatively equal although, over time, changes in the outlook for market conditions and the level of interest rates will cause the fund to vary its emphasis between these two elements in its search for the optimum return for its shareholders. The fund seeks to achieve its investment objective through investments in common stocks, preferred stocks, securities convertible into or exchangeable for common stocks and fixed income securities. The fund may also write covered call options. Evergreen Asset Management Corp. serves as the Fund's investment adviser.


FEDERATED BOND FUND - CLASS F


Investment Objective: To provide as high a level of current income as is consistent with the preservation of capital. The fund invests primarily in a professionally managed, diversified portfolio of bonds. Under normal circumstances, at least 65% of the fund's net assets will be invested in investment grade securities, including repurchase agreements collateralized by investment grade securities. The fund may invest in corporate debt obligations, U.S. Government obligations, municipal securities, asset-backed securities, adjustable rate mortgage securities, collateralized mortgage obligations, and other securities which are deemed to be consistent with the fund's investment objective. Federated Investment Management Company serves as the fund's investment adviser.


FEDERATED HIGH YIELD TRUST


Investment Objective: Seeks high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. Such securities are expected to be lower-rated corporate debt obligations commonly referred to as "junk bonds." Investments of this type are subject to a greater risk of loss of principal and interest than investments in higher rated securities. The Trust's investment adviser will endeavor to limit these risks through diversifying the portfolio and through careful credit analysis of individual issuers. Federated Investment Management Company serves as the fund's investment adviser.


FIDELITY ADVISOR BALANCED FUND - CLASS T


Investment Objective: Seeks income and growth potential by investing in securities including U.S. government and corporate bonds, and a diversified selection of common stocks. Fidelity Management & Research Company serves as the fund's investment adviser.


FIDELITY ADVISOR EQUITY INCOME FUND - CLASS T


Investment Objective: Seeks to obtain reasonable income from a portfolio consisting primarily of income-producing equity securities, with a secondary emphasis on growth potential. Fidelity Management & Research Company serves as the fund's investment adviser.


FIDELITY ADVISOR GROWTH OPPORTUNITIES FUND - CLASS T


Investment Objective: Pursues capital growth that exceeds market performance through investments in growth, cyclical, and value stocks, and securities convertible to common stocks. Fidelity Management & Research Company serves as the fund's investment adviser.


FIDELITY ADVISOR HIGH YIELD FUND - CLASS T


Investment Objective: A bond fund designed to meet the needs of the long-term investor, seeking above-average monthly income and potential capital growth by investing in lower-rated, high-yielding, fixed income securities. Fidelity Management & Research Company serves as the fund's investment adviser.


FIDELITY ASSET MANAGER(TM)


Investment Objective: Seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments. Fidelity Management & Research Company serves as the fund's investment adviser.


FIDELITY EQUITY-INCOME FUND


Investment Objective: Seeks to obtain reasonable income from a portfolio consisting primarily of income-producing equity securities. The fund seeks a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price index. In addition, consistent with the above objective, in managing its portfolio, the fund will consider the potential for achieving capital appreciation. Fidelity Management & Research Company serves as the fund's investment adviser.

FIDELITY MAGELLAN(R) FUND


Investment Objective: Seeks capital appreciation by investing primarily in common stock and securities convertible into common stock. Up to 20% of the fund's assets may also be invested in debt securities of all types and qualities issued by foreign and domestic issuers if the fund's management believes that doing so will result in capital appreciation. No emphasis is placed on dividend income except when the fund's management believes that this income will have a favorable influence on the market value of the security. Because the fund has no limitation on the quality of debt securities in which it may invest, the debt securities in its portfolio may be of poor quality and may present the risk of default or may be in default. Fidelity Management & Research Company serves as the fund's investment adviser.


FIDELITY PURITAN FUND

Investment Objective: Seeks to obtain as much income as possible, consistent with the preservation and conservation of capital, by investing in a broadly diversified portfolio of high-yielding securities, including common stocks, preferred stocks, and bonds. While emphasis on income is an important objective, this does not preclude growth in capital since some securities offering a better than average yield may also possess some growth possibilities. Fidelity Management & Research Company serves as the fund's investment adviser.


FIDELITY VIP HIGH INCOME PORTFOLIO


Investment Objective: Seeks to obtain a high level of current income by investing primarily in high-risk, lower rated, high-yielding, fixed-income securities, while also considering growth of capital. The fund's manager will seek high current income normally by investing the Portfolio's assets as follows:


- at least 80% in income-producing debt securities and preferred stocks, including convertible securities; and

- up to 20% in common stocks and other equity securities when consistent with the portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities.


Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's; BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C- by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus. Fidelity Management & Research Company serves as the fund's investment adviser.


FRANKLIN MUTUAL SERIES FUND, INC. - MUTUAL SHARES FUND: CLASS A


Investment Objective: Seeks capital appreciation, which may occasionally be short-term. Income is a secondary objective. The fund seeks to meet its objectives by primarily investing in common stock, preferred stock and corporate debt securities which may be convertible into common stock. Franklin Mutual serves as the fund's investment adviser.


INVESCO DYNAMICS FUND


Investment Objective: To seek appreciation of capital through aggressive investment policies. The fund invests - primarily in common stocks of U.S. companies traded on national securities exchanges and over-the-counter. The fund also has the flexibility to invest in preferred stocks and convertible or straight issues of debentures, as well as foreign securities. INVESCO Fund Group, Inc. serves as the fund's investment adviser. INVESCO Trust Company serves as the fund's sub-adviser.


JANUS FUND


Investment Objective: Seeks long-term growth of capital by investing primarily in common stocks of a large number of issuers of any size. Generally this fund emphasizes issuers with larger market capitalizations. Janus Capital Corporation serves as the Fund's investment adviser.


JANUS TWENTY FUND


Investment Objective: Seeks growth of capital in a manner consistent with the preservation of capital. Under normal conditions, the fund will concentrate its investments in a core position of 20-30 common stocks. However, the percentage of the fund's assets invested in common stocks will vary, depending upon its investment adviser's opinion of prevailing market, financial and economic conditions. Consequently, the fund may at times hold substantial positions in cash, or interest bearing securities. Janus Capital Corporation serves as the fund's investment adviser.


JANUS WORLDWIDE FUND


Investment Objective: To seek long-term growth of capital in a manner consistent with the preservation of capital. The objective is pursued primarily through investments in common stocks of foreign and domestic issuers. The fund may invest on a worldwide basis in companies and organizations of any size, regardless of country of organization or place of principal business activity. The fund normally invests in issuers from at least five different countries. Janus Capital Corporation serves as the fund's investment adviser.

LAZARD SMALL CAP PORTFOLIO - OPEN SHARES

Investment Objective: To seek capital appreciation through investing primarily in equity securities of companies with market capitalizations under $1 billion that are believed by the investment adviser to be inexpensively priced relative to the return on total capital or equity. Lazard Asset Management serves as the fund's investment adviser.


MFS(R) GLOBAL GOVERNMENTS FUND - CLASS A (FORMERLY MFS(R)WORLD GOVERNMENTS FUND)

Investment Objective: To seek not only preservation, but also growth of capital, together with moderate current income through a professionally managed internationally diversified portfolio consisting primarily of debt securities and, to a lesser extent, equity securities. The fund is designed for investors who wish to diversify their investments beyond the United States and who are prepared to accept the risks entailed in such investments which may be higher than those associated with certain U.S. investments. Massachusetts Financial Services Company serves as the fund's investment adviser.


NATIONWIDE BOND FUND - CLASS D


Investment Objective: Seeks as high a level of income as is consistent with preservation of capital. The fund invests primarily in fixed-income securities and currently focuses on corporate debt investments and U.S. Government mortgage-backed securities. Under normal market conditions, the dollar-weighted average portfolio maturity of the fund will be intermediate, which is defined as being between six and ten years. Villanova Mutual Fund Capital Trust ("VMF") is the fund's investment advisor. VMF is an indirect subsidiary of Nationwide Financial Services, Inc.


NATIONWIDE FUND - CLASS D


Investment Objective: Seeks total return through a flexible combination of current income and capital appreciation. The fund invests primarily in common stocks, but also in convertible securities, other equity securities, bonds and money market obligations. VMF is the fund's investment adviser.


NATIONWIDE GROWTH FUND - CLASS D


Investment Objective: Seeks long-term capital appreciation. The fund invests primarily in equity securities of companies of all sizes. Major emphasis in the selection of securities is placed on companies which have capable management, and are in fields where social and economic trends, technological developments, and new processes or products indicate a potential for greater-than-average growth. VMF is the fund's investment adviser.


NATIONWIDE MONEY MARKET FUND - PRIME SHARES


Investment Objective: Seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The fund invests in high-quality money market instruments maturing in 397 days or less. VMF is the fund's investment adviser.

NATIONWIDE(R) INTERMEDIATE U.S. GOVERNMENT BOND FUND - CLASS D

Investment Objective: Seeks as high a level of current income as is consistent with the preservation of capital. The fund invests in securities of the U.S. Government and its agencies and instrumentalities. The average duration of the Fund will be between three and a half and six years. VMF is the fund's investment adviser.

NATIONWIDE S&P 500(R) INDEX FUND - SERVICE CLASS


Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks as represented by the Standard & Poor's 500 Composite Stock Price Index (the "Index"). The Fund attempts to be fully invested at all times in stocks that comprise the Index and stock index futures, and in any event, at least 80% of the Fund's net assets will be invested in stocks comprising the Index. VMF serves as the fund's investment adviser and The Dreyfus Corporation is the fund's sub-adviser.

"S&P(R)" has been licensed for use by Nationwide Advisory Services, Inc. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the fund.


NEUBERGER BERMAN EQUITY TRUST(R) - NEUBERGER  BERMAN GENESIS TRUST


Investment Objective: Seeks capital appreciation by investing primarily in stocks of companies with small market capitalizations (usually up to $1.5 billion). The portfolio manager seeks to buy the stocks of strong companies with a history of solid performance and a proven management team, which are selling at attractive prices. Neuberger Berman Management Incorporated serves as the fund's investment adviser. THIS FUND IS NOT AVAILABLE FOR PLANS ESTABLISHED ON OR AFTER MARCH 6, 1998.


NEUBERGER  BERMAN GUARDIAN FUND, INC.


Investment Objective: Seeks capital appreciation through investments generally in dividend-paying issues of established companies that its investment officers believe are well managed. The emphasis of the fund's investments is on common stock. The fund diversifies its holdings among different industries and different companies in light of conditions prevailing at any given time. Current income is a secondary objective. Neuberger Berman Management Incorporated serves as the fund's investment adviser. THIS FUND IS NOT AVAILABLE FOR PLANS ESTABLISHED ON OR AFTER MARCH 6, 1998


NEUBERGER BERMAN LIMITED MATURITY BOND FUND


Investment Objective: Seeks highest current income consistent with low risk to principal and liquidity. The fund invests in a diversified portfolio of short-to intermediate-term debt securities and other debt securities with special features producing similar price characteristics. Total return is a secondary objective. Neuberger Berman Management Incorporated serves as the fund's investment adviser.


NEUBERGER BERMAN PARTNERS FUND, INC.

Investment Objective: Seeks capital growth. The fund invests in securities solely on the basis of management's evaluation of their investment merit and potential for growth using a value-oriented approach to the selection of individual securities. The fund's management believes that the fund is an attractive investment vehicle for conservative investors who are interested in long-term appreciation from stock investments, but who have a low tolerance for risk. Neuberger Berman Management Incorporated serves as the fund's investment adviser.

OPPENHEIMER GLOBAL FUND/VA


Investment Objective: Seeks capital appreciation. The fund emphasizes investment in foreign and domestic securities considered by the Fund's investment manager to have appreciation possibilities, primarily common stocks or securities having investment characteristics of common stocks (such as convertible securities) of "growth-type" companies. As a matter of fundamental policy, under normal market conditions, the fund will invest its total assets in securities of issuers traded in markets in at least three different countries (which may include the United States). The portfolio may also emphasize securities of cyclical industries and "special situations" when the Fund's manager believes that they present opportunities for capital growth. The remainder of the fund's invested assets will be invested in securities for liquidity purposes. OppenheimerFunds, Inc. serves as the fund's investment adviser.


PHOENIX BALANCED FUND SERIES


Investment Objective: The fund seeks reasonable income, long-term capital growth and conservation of capital. It is intended that the fund will invest in common stocks and fixed income securities, with emphasis on income-producing securities which appear to have some potential for capital enhancement. Phoenix Investment Counsel serves as the fund's investment adviser.

PRESTIGE BALANCED FUND - CLASS A


Investment Objective: To provide a high total return from a diversified portfolio of equity and fixed income securities. The fund seeks to provide a total return that approaches the total return typical of a portfolio of fixed income securities. Under normal market conditions, the Fund will invest approximately 60% of its asset in equity securities and 40% in fixed income securities. The equity securities will primarily be securities of large and medium sized companies included in the Standard & Poor's 500 Composite Stock Price Index, and the fixed income securities will cover a range of fixed income sectors and securities, including government, corporate, asset-backed and mortgage-backed securities. VMF serves as the Fund's investment adviser and J.P. Morgan Investment Management Inc. is the fund's sub-adviser.


PRESTIGE INTERNATIONAL FUND - CLASS A


Investment Objective: Capital appreciation. The fund seeks to accomplish its investment objective by investing primarily in equity securities of non- United States companies that, in the opinion of its subadviser, are inexpensively priced relative to the return on total capital or equity. The fund invests primarily in equity securities of non-United State companies. Under normal market conditions, the Fund will invest at least 80% of the value of its total assets in the equity securities of companies within at least three different countries (not including the United States). VMF serves as the Fund's investment adviser and Lazard Asset Management is the Fund's sub-adviser.


PRESTIGE LARGE CAP GROWTH FUND - CLASS A


Investment Objective: Long-term capital appreciation. The fund seeks to achieve its investment objective from a broadly diversified portfolio of equity securities of large capitalization companies that are expected to have better prospects of earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary objective. A large capitalization company is a company with a market capitalization and industry characteristics that are similar to companies in Russell 1000(R) Growth Index, which currently have market capitalizations that range from $14 billion to $272 billion. VMF serves as the fund's investment adviser and Goldman Sachs Asset Management is the Fund's sub-adviser.


PRESTIGE LARGE CAP VALUE FUND - CLASS A


Investment Objective: To maximize total return, consisting of both capital appreciation and current income. The fund seeks to achieve its investment objective by investing in U.S. equity securities that are currently undervalued as determined by its subadviser. Under normal market conditions, substantially all, but in no event less than 65% of the Fund's total assets will be invested in equity securities of large capitalization U.S. companies, including foreign companies whose securities are traded in the United States and who comply with U.S. accounting standards. A large capitalization company is a company with a market capitalization and industry characteristics that are similar to companies in the Russell 1000(R) Value Index, which currently have market capitalizations that range from $1.4 billion to $272 billion. VMF serves as the fund's investment adviser and Brinson Partners, Inc. is the fund's sub-adviser.


PRESTIGE SMALL CAP FUND - CLASS A


Investment Objective: Long-term capital appreciation. The fund seeks to accomplish its investment objective from a broadly diversified portfolio of equity securities issued by U.S. companies that have small market capitalizations. Under normal market conditions, the fund will invest at least 65% of its total assets in equity securities of companies whose market capitalizations at the time of investment do not exceed 110% of the largest company in the Russell 2000(R) Small Stock Index; these companies currently have market capitalizations that range from $222 million to $1.4 billion. VMF serves as the Fund's investment adviser and INVESCO Management & Research, Inc. serves as the fund's sub-adviser, providing daily portfolio management for the fund.

STRONG COMMON STOCK FUND, INC.

Investment Objective: To seek capital growth by investing in a diversified portfolio of equity securities which, in the opinion of the Fund's investment adviser, possess the potential for price appreciation. Strong Capital Management, Inc. serves as the Fund's investment adviser.

STRONG TOTAL RETURN FUND, INC.

Investment Objective: Seeks a combination of income and capital appreciation which will produce the highest total return while assuming reasonable risks. "Reasonable risks" refers to the advisor's judgment that the risks of investing in the securities in the Total Return Fund's portfolio are no greater than normal. The Total Return Fund invests in common stocks and other equity-type securities; corporate bonds, debentures, and notes; and short-term money market instruments. Common stocks may be either growth or income oriented. Other equity-type securities are limited to convertible bonds, preferred stocks, warrants, and convertible preferred shares. Short-term money market instruments include U.S. Treasury obligations, bank certificates of deposit, commercial paper, and variable-rate master demand notes (floating-rate debt instruments without a fixed maturity). The Total Return Fund may also invest in debt securities issued or guaranteed by the U.S. government and its agencies or instrumentalities. Strong Capital Management, Inc. serves as the fund's investment adviser.

TEMPLETON FOREIGN FUND - CLASS A

Investment Objective: Seeks long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States. Any income realized will be incidental. Templeton Investment Counsel, Inc. serves as the Fund's investment adviser.

WARBURG PINCUS EMERGING GROWTH FUND


Investment Objective: Seeks maximum capital appreciation by investing in equity securities of small- to medium-sized companies in the United States with emerging or renewed growth potential. Credit Suisse Asset Management, LLC, serves as the Fund's investment adviser.


WARBURG PINCUS GLOBAL FIXED INCOME FUND


Investment Objective: Seeks to maximize total investment return consistent with prudent investment management, consisting of a combination of interest income, currency gains and capital appreciation. The Fund will pursue its objective by investing in a portfolio principally consisting of investment grade fixed income securities of governmental and corporate issuers denominated in various currencies, including U.S. dollars. Credit Suisse Asset Management, LLC, serves as the fund's investment adviser.


(AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER DECEMBER 25, 1982 AND BEFORE JANUARY 1, 1993)

For contracts issued on or after December 25, 1982, and before January 1, 1993 variable account purchase payments may be allocated only to the sub-accounts which consist of shares of the underlying mutual fund options listed below:

AMERICAN CENTURY: SHORT-TERM GOVERNMENT (FORMERLY BENHAM SHORT-TERM GOVERNMENT)


Investment Objective: To seek current income and limited price volatility by maintaining an average weighted portfolio maturity of four years or less. U.S. Governments invests in securities of the United States government and its agencies. American Century Investment Management, Inc. serves as the fund's investment adviser.


AMERICAN CENTURY: GROWTH (FORMERLY TWENTIETH CENTURY GROWTH)


Investment Objective: To seek capital growth through investment in securities which the management considers to have better than average prospects for appreciation of value. The fund's investment approach identifies - companies with accelerating earnings and revenues. As part of it strategy, the fund remains essentially fully - invested in stocks at all times. American Century Investment Management, Inc. serves as the fund's investment - adviser.

FIDELITY CAPITAL & INCOME FUND

Investment Objective: Seeks to provide a combination of income and capital growth by investing primarily in debt instruments and common and preferred stocks, with a focus on lower-quality debt securities of companies with uncertain financial positions. Fidelity Management & Research Company serves as the fund's investment adviser.

FIDELITY EQUITY-INCOME FUND


Investment Objective: Seeks to obtain reasonable income from a portfolio consisting primarily of income-producing equity securities. The fund seeks a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price index. In addition, consistent with the above objective, in managing its portfolio, the fund will consider the potential for achieving capital appreciation. Fidelity Management & Research Company serves as the fund's investment adviser.


FIDELITY VIP HIGH INCOME PORTFOLIO


Investment Objective: Seeks to obtain a high level of current income by investing primarily in high-risk, lower rated, high-yielding, fixed-income securities, while also considering growth of capital. The fund's manager will seek high current income normally by investing the Portfolio's assets as follows:


- at least 80% in income-producing debt securities and preferred stocks, including convertible securities; and

- up to 20% in common stocks and other equity securities when consistent with the portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities.


Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's; BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C- by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus. Fidelity Management & Research Company serves as the fund's investment adviser.


MFS(R) GLOBAL GOVERNMENTS FUND - CLASS A (FORMERLY MFS(R)WORLD GOVERNMENTS FUND)

Investment Objective: To seek not only preservation, but also growth of capital, together with moderate current income through a professionally managed internationally diversified portfolio consisting primarily of debt securities and, to a lesser extent, equity securities. The fund is designed for investors who wish to diversify their investments beyond the United States and who are prepared to accept the risks entailed in such investments which may be higher than those associated with certain U.S. investments. Massachusetts Financial Services Company serves as the Fund's investment adviser.


NATIONWIDE MONEY MARKET FUND - PRIME SHARES


Investment Objective: Seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The fund invests in high-quality money market instruments maturing in 397 days or less. VMF serves as the fund's investment adviser.

APPENDIX B: CONDENSED FINANCIAL INFORMATION
  Accumulation unit values for an accumulation unit outstanding throughout the period.


                               ACCUMULATION        ACCUMULATION           PERCENT           NUMBER OF
                                UNIT VALUE          UNIT VALUE           CHANGE IN         ACCUMULATION
                               AT BEGINNING           AT END           ACCUMULATION        UNITS AT END
           FUND                 OF PERIOD           OF PERIOD           UNIT VALUE        OF THE PERIOD       YEAR
-----------------------------------------------------------------------------------------------------------------------
American Century: Short          23.012292          23.132624              0.52%               87,493         1999
                            -------------------------------------------------------------------------------------------
Term Government                  21.986961          23.012292              4.66%              131,664         1998
                            -------------------------------------------------------------------------------------------
(formerly Benham Short           21.012508          21.986961              4.64%              138,808         1997
                            -------------------------------------------------------------------------------------------
Term Government)                 20.449954          21.012508              2.75%              157,941         1996
                            -------------------------------------------------------------------------------------------
                                 18.748399          20.449954              9.08%              216,620         1995
                            -------------------------------------------------------------------------------------------
                                 19.087872          18.748399             -1.78%              183,649         1994
                            -------------------------------------------------------------------------------------------
                                 18.563845          19.087872              2.82%              182,484         1993
                            -------------------------------------------------------------------------------------------
                                 18.018283          18.563845              3.03%              177,970         1992
                            -------------------------------------------------------------------------------------------
                                 16.352445          18.018283             10.19%              191,264         1991
                            -------------------------------------------------------------------------------------------
                                 15.400806          16.352445              6.18%              188,328         1990
-----------------------------------------------------------------------------------------------------------------------
American Century: Income         17.640513          20.537578             16.42%              534,684         1999
                            -------------------------------------------------------------------------------------------
& Growth                         14.002308          17.640513             25.98%              397,026         1998
                                 10.551440          14.002308             32.71%              135,424         1997
                            -------------------------------------------------------------------------------------------
                                 10.000000          10.551440              5.51%               18,133         1996
-----------------------------------------------------------------------------------------------------------------------
American Century:                88.518097         117.667874             32.93%              153,919         1999
Growth (formerly                 65.572069          88.518097             34.99%              150,519         1998
                            -------------------------------------------------------------------------------------------
Twentieth Century Growth)        51.389039          65.572069             27.60%             158,492          1997
                            -------------------------------------------------------------------------------------------
                                 45.274141          51.389039             13.51%              186,518         1996
                            -------------------------------------------------------------------------------------------
                                 38.113717          45.274141             18.79%              231,124         1995
                            -------------------------------------------------------------------------------------------
                                 39.197771          38.113717             -2.77%              324,141         1994
                            -------------------------------------------------------------------------------------------
                                 38.275689          39.197771              2.41%              335,369         1993
                            -------------------------------------------------------------------------------------------
                                 40.518750          38.275689             -5.54%              404,811         1992
                            -------------------------------------------------------------------------------------------
                                 24.287059          40.518750             66.83%              410,440         1991
                            -------------------------------------------------------------------------------------------
                                 25.592676          24.287059             -5.10%              401,940         1990
-----------------------------------------------------------------------------------------------------------------------
American Century:                18.416900          29.892733             62.31%               67,212         1999
                            -------------------------------------------------------------------------------------------
International Growth             15.678789          18.416900             17.46%               48,212         1998
                            -------------------------------------------------------------------------------------------
(formerly Twentieth              13.268469          15.678789             18.17%               31,799         1997
                            -------------------------------------------------------------------------------------------
Century International            11.748911          13.268469             12.93%                7,683         1996
                            -------------------------------------------------------------------------------------------
Growth)                          10.000000          11.748911             17.49%               25,477         1995
-----------------------------------------------------------------------------------------------------------------------
American Century: Ultra          22.284614          31.115121             39.63%              958,510         1999
                            -------------------------------------------------------------------------------------------
(formerly Twentieth              16.780808          22.284614             32.80%              784,677         1998
                            -------------------------------------------------------------------------------------------
Century Ultra)                   13.807925          16.780808             21.53%              660,821         1997
                            -------------------------------------------------------------------------------------------
                                 12.289075          13.807925             12.36%              530,842         1996
                            -------------------------------------------------------------------------------------------
                                  9.043121          12.289075             35.89%              266,570         1995
                            -------------------------------------------------------------------------------------------
                                  9.505758           9.043121             -4.87%              116,020         1994
                            -------------------------------------------------------------------------------------------
                                 10.000000           9.505758             -4.94%                2,713         1993
-----------------------------------------------------------------------------------------------------------------------
Delchester Fund Inst'l           14.911925          14.244875             -4.47%               79,605         1999
                            -------------------------------------------------------------------------------------------
                                 15.348845          14.911925             -2.85%               73,489         1998
                            -------------------------------------------------------------------------------------------
                                 13.618147          15.348845             12.71%               87,319         1997
                            -------------------------------------------------------------------------------------------
                                 12.257125          13.618147             11.10%               70,363         1996
                            -------------------------------------------------------------------------------------------
                                 10.867271          12.257125             12.79%               65,214         1995
                            -------------------------------------------------------------------------------------------
                                 11.511092          10.867271             -5.59%               43,997         1994
                            -------------------------------------------------------------------------------------------
                                 10.000000          11.511092             15.11%               15,953         1993
-----------------------------------------------------------------------------------------------------------------------


                               ACCUMULATION        ACCUMULATION           PERCENT           NUMBER OF
                                UNIT VALUE          UNIT VALUE           CHANGE IN         ACCUMULATION
                               AT BEGINNING           AT END           ACCUMULATION        UNITS AT END
           FUND                 OF PERIOD           OF PERIOD           UNIT VALUE        OF THE PERIOD       YEAR
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation Fund,       12.724781          13.811292              8.54%              156,211         1999
                            -------------------------------------------------------------------------------------------
Inc. - Q                         10.000000          12.724781             27.25%               56,730         1998
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Balanced Fund,           10.755504          11.699291              8.77%               29,698         1999
                            -------------------------------------------------------------------------------------------
Inc. - Q                         10.000000          10.755504              7.56%               14,859         1998
-----------------------------------------------------------------------------------------------------------------------
Dreyfus A Bonds Plus, Inc.       12.008201          12.061566              0.44%              160,276         1999
                            -------------------------------------------------------------------------------------------
                                 11.848519          12.008201              1.35%               14,859         1998
                            -------------------------------------------------------------------------------------------
                                 10.958199          11.848519              8.12%              156,006         1997
                            -------------------------------------------------------------------------------------------
                                 10.819193          10.958199              1.28%              169,248         1996
                            -------------------------------------------------------------------------------------------
                                  9.110600          10.819193             18.75%               53,005         1995
                            -------------------------------------------------------------------------------------------
                                 10.000000           9.110600             -8.89%               15,283         1994
-----------------------------------------------------------------------------------------------------------------------
Dreyfus S & P 500 Index          28.976575          34.392545             18.69%              692,394         1999
                            -------------------------------------------------------------------------------------------
Fund                             22.921661          28.976575             26.42%              429,513         1998
                            -------------------------------------------------------------------------------------------
                                 17.509385          22.921661             30.91%              332,923         1997
                            -------------------------------------------------------------------------------------------
                                 14.505515          17.509385             20.71%              187,389         1996
                            -------------------------------------------------------------------------------------------
                                 10.749166          14.505515             34.95%               33,323         1995
                            -------------------------------------------------------------------------------------------
                                 10.819026          10.749166             -0.65%               12,668         1994
                            -------------------------------------------------------------------------------------------
                                 10.000000          10.819026              8.19%                  585         1993
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third            25.825514          33.178138             28.47%               59,207         1999
Century Fund, Inc. - Class
Z (formerly, Dreyfus Third
Century Fund, Inc.)
                            -------------------------------------------------------------------------------------------
                                 20.101260          25.825514             28.48%               41,708         1998
                            -------------------------------------------------------------------------------------------
                                 15.742432          20.101260             27.69%               35,892         1997
                            -------------------------------------------------------------------------------------------
                                 12.829548          15.742432             22.70%               21,194         1996
                            -------------------------------------------------------------------------------------------
                                  9.570659          12.829548             34.05%               12,292         1995
                            -------------------------------------------------------------------------------------------
                                 10.477293           9.570659             -8.65%                7,325         1994
                            -------------------------------------------------------------------------------------------
                                 10.000000          10.477293              4.77%                2,583         1993
-----------------------------------------------------------------------------------------------------------------------
Evergreen Income and             17.031564          19.561585             14.85%               72,494         1999
                            -------------------------------------------------------------------------------------------
Growth Fund (formerly            17.394044          17.031564             -2.08%               75,243         1998
                            -------------------------------------------------------------------------------------------
Evergreen Total Return           14.032960          17.394044             23.95%               63,791         1997
                            -------------------------------------------------------------------------------------------
Fund)                            12.594984          14.032960             11.42%               65,357         1996
                            -------------------------------------------------------------------------------------------
                                 10.301799          12.594984             22.26%               60,789         1995
                            -------------------------------------------------------------------------------------------
                                 11.153183          10.301799             -7.63%               51,305         1994
                            -------------------------------------------------------------------------------------------
                                 10.000000          11.153183             11.53%               32,321         1993
-----------------------------------------------------------------------------------------------------------------------
Federated Bond Fund -            11.547474          11.130751             -3.61%              139,182         1999
                            -------------------------------------------------------------------------------------------
Class F                          11.076983          11.547474              4.25%              104,392         1998
                            -------------------------------------------------------------------------------------------
                                 10.117861          11.076983              9.48%               33,538         1997
                            -------------------------------------------------------------------------------------------
                                 10.000000          10.117861              1.18%                9,873         1996
-----------------------------------------------------------------------------------------------------------------------
Federated High Yield Trust        9.976102          10.042770              0.67%               49,637         1999
                            -------------------------------------------------------------------------------------------
- Q                              10.000000           9.976102             -0.24%               49,055         1998
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced        14.984876          15.455350              3.14%               86,087         1999
                            -------------------------------------------------------------------------------------------
Fund - Class T                   13.150098          14.984876             13.95%               31,056         1998
                            -------------------------------------------------------------------------------------------
                                 10.890814          13.150098             20.74%               13,345         1997
                            -------------------------------------------------------------------------------------------
                                 10.177458          10.890814              7.01%                2,740         1996
                            -------------------------------------------------------------------------------------------
                                 10.000000          10.177458              1.77%                    0         1995
-----------------------------------------------------------------------------------------------------------------------


                               ACCUMULATION        ACCUMULATION           PERCENT           NUMBER OF
                                UNIT VALUE          UNIT VALUE           CHANGE IN         ACCUMULATION
                               AT BEGINNING           AT END           ACCUMULATION        UNITS AT END
           FUND                 OF PERIOD           OF PERIOD           UNIT VALUE        OF THE PERIOD       YEAR
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity          16.455574          16.762859              1.87%              122,013         1999
                            -------------------------------------------------------------------------------------------
Income Fund - Class T            14.355400          16.455574             14.63%              103,814         1998
                            -------------------------------------------------------------------------------------------
                                 11.552736          14.355400             24.26%               84,318         1997
                            -------------------------------------------------------------------------------------------
                                 10.213719          11.552736             13.11%               59,163         1996
                            -------------------------------------------------------------------------------------------
                                 10.000000          10.213719              2.14%                    0         1995
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth          18.629791          19.101353              2.53%              488,519         1999
                            -------------------------------------------------------------------------------------------
Opportunities Fund -             15.224094          18.629791             22.37%              391,088         1998
                            -------------------------------------------------------------------------------------------
Class - T                        11.997760          15.224094             26.89%              315,184         1997
                            -------------------------------------------------------------------------------------------
                                 10.325686          11.997760             16.19%              177,245         1996
                            -------------------------------------------------------------------------------------------
                                 10.000000          10.325686              3.26%                    0         1995
-----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor High            12.545500          13.417364              6.95%              219,180         1999
Yield
                            -------------------------------------------------------------------------------------------
Fund - Class T                   12.767617          12.545500             -1.74%               22,247         1998
                            -------------------------------------------------------------------------------------------
                                 11.241941          12.767617             13.57%              195,236         1997
                            -------------------------------------------------------------------------------------------
                                 10.057673          11.241941             11.77%               70,939         1996
                            -------------------------------------------------------------------------------------------
                                 10.000000          10.057673              0.58%                    0         1995
-----------------------------------------------------------------------------------------------------------------------
Fidelity Asset Manager           17.206302          19.290540             12.11%              290,579         1999
                            -------------------------------------------------------------------------------------------
                                 15.016191          17.206302             14.58%              240,850         1998
                            -------------------------------------------------------------------------------------------
                                 12.442308          15.016191             20.57%              244,272         1997
                            -------------------------------------------------------------------------------------------
                                 11.183603          12.442308             11.25%              244,667         1996
                            -------------------------------------------------------------------------------------------
                                  9.589367          11.183603             16.63%              198,546         1995
                            -------------------------------------------------------------------------------------------
                                 10.415849           9.589367             -7.93%              150,536         1994
                            -------------------------------------------------------------------------------------------
                                 10.000000          10.415849              4.16%                3,292         1993
-----------------------------------------------------------------------------------------------------------------------
Fidelity Capital & Income        48.330455          54.000183             11.73%               17,840         1999
                            -------------------------------------------------------------------------------------------
Fund                             46.743425          48.330455              3.40%               24,848         1998
                            -------------------------------------------------------------------------------------------
                                 41.287772          46.743425             13.21%               27,378         1997
                            -------------------------------------------------------------------------------------------
                                 37.550944          41.287772              9.95%               29,770         1996
                            -------------------------------------------------------------------------------------------
                                 32.589111          37.550944             15.23%               37,608         1995
                            -------------------------------------------------------------------------------------------
                                 34.612981          32.589111             -5.85%               47,236         1994
                            -------------------------------------------------------------------------------------------
                                 28.076548          34.612981             23.28%               59,521         1993
                            -------------------------------------------------------------------------------------------
                                 22.214568          28.076548             26.39%               67,342         1992
                            -------------------------------------------------------------------------------------------
                                 17.337275          22.214568             28.13%               73,366         1991
                            -------------------------------------------------------------------------------------------
                                 18.269034          17.337275             -5.10%              100,081         1990
-----------------------------------------------------------------------------------------------------------------------
Fidelity Equity - Income         78.774753          83.313397              5.76%              193,545         1999
                            -------------------------------------------------------------------------------------------
Fund                             70.928467          78.774753             11.06%              216,592         1998
                            -------------------------------------------------------------------------------------------
                                 55.285184          70.928467             28.30%              245,733         1997
                            -------------------------------------------------------------------------------------------
                                 46.285491          55.285184             19.44%              257,747         1996
                            -------------------------------------------------------------------------------------------
                                 35.576037          46.285491             30.10%              263,736         1995
                            -------------------------------------------------------------------------------------------
                                 35.955883          35.576037             -1.06%              306,544         1994
                            -------------------------------------------------------------------------------------------
                                 30.029661          35.955883             19.73%              305,774         1993
                            -------------------------------------------------------------------------------------------
                                 26.531856          30.029661             13.18%              285,928         1992
                            -------------------------------------------------------------------------------------------
                                 20.772673          26.531856             27.72%              294,858         1991
                            -------------------------------------------------------------------------------------------
                                 24.479712          20.772673            -15.14%              330,860         1990
-----------------------------------------------------------------------------------------------------------------------


                               ACCUMULATION        ACCUMULATION           PERCENT           NUMBER OF
                                UNIT VALUE          UNIT VALUE           CHANGE IN         ACCUMULATION
                               AT BEGINNING           AT END           ACCUMULATION        UNITS AT END
           FUND                 OF PERIOD           OF PERIOD           UNIT VALUE        OF THE PERIOD       YEAR
-----------------------------------------------------------------------------------------------------------------------
Fidelity Magellan(R) Fund        29.350937          35.935860             22.44%            1,080,953         1999
                            -------------------------------------------------------------------------------------------
                                 22.253917          29.350937             31.89%              775,189         1998
                            -------------------------------------------------------------------------------------------
                                 17.810611          22.253917             24.95%              655,202         1997
                            -------------------------------------------------------------------------------------------
                                 16.158074          17.810611             10.23%                6,562         1996
                            -------------------------------------------------------------------------------------------
                                 11.964387          16.158074             35.05%               63,859         1995
                            -------------------------------------------------------------------------------------------
                                 12.346838          11.964387             -3.10%               07,064         1994
                            -------------------------------------------------------------------------------------------
                                 10.000000          12.346838             23.47%                9,100         1993
-----------------------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund            22.760633          23.106868              1.52%              637,179         1999
                            -------------------------------------------------------------------------------------------
                                 19.778111          22.760633             15.08%              631,678         1998
                            -------------------------------------------------------------------------------------------
                                 16.377974          19.778111             20.76%               99,590         1997
                            -------------------------------------------------------------------------------------------
                                 14.410892          16.377974             13.65%               75,617         1996
                            -------------------------------------------------------------------------------------------
                                 12.020413          14.410892             19.89%               01,466         1995
                            -------------------------------------------------------------------------------------------
                                 11.972512          12.020413              0.40%               61,179         1994
                            -------------------------------------------------------------------------------------------
                                 10.000000          11.972512             19.73%                4,320         1993
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP High                23.899779          25.512888              6.75%                4,175         1999
                            -------------------------------------------------------------------------------------------
Income Portfolio                 25.310146          23.899779             -5.57%                5,077         1998
                            -------------------------------------------------------------------------------------------
                                 21.793257          25.310146             16.14%                0,793         1997
                            -------------------------------------------------------------------------------------------
                                 19.364421          21.793257             12.54%                2,382         1996
                            -------------------------------------------------------------------------------------------
                                 16.267014          19.364421             19.04%                2,970         1995
                            -------------------------------------------------------------------------------------------
                                 16.739460          16.267014             -2.82%                4,151         1994
                            -------------------------------------------------------------------------------------------
                                 14.073333          16.739460             18.94%                2,931         1993
                            -------------------------------------------------------------------------------------------
                                 11.587552          14.073333             21.45%                2,842         1992
                            -------------------------------------------------------------------------------------------
                                 10.000000          11.587552             15.88%                0,365         1991
-----------------------------------------------------------------------------------------------------------------------
Franklin Mutual Series            9.868029          11.164707             13.14%               26,055         1999
                            -------------------------------------------------------------------------------------------
Franklin Mutual Series           10.000000           9.868029             -1.32%               18,848         1998
                            -------------------------------------------------------------------------------------------
Franklin Mutual Series
-----------------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund            10.504025          17.811356             69.57%              198,949         1999
                            -------------------------------------------------------------------------------------------
- Q                              10.000000          10.504025              5.04%                    0         1998
-----------------------------------------------------------------------------------------------------------------------
Janus Fund                       20.070038          29.145619             45.22%              595,937         1999
                            -------------------------------------------------------------------------------------------
                                 14.640570          20.070038             37.09%              303,830         1998
                            -------------------------------------------------------------------------------------------
                                 12.087447          14.640570             21.12%               35,485         1997
                            -------------------------------------------------------------------------------------------
                                 10.239338          12.087447             18.05%               33,123         1996
                            -------------------------------------------------------------------------------------------
                                 10.000000          10.239338              2.39%                    0         1995
-----------------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                32.342568          52.641837             62.76%              995,837         1999
                                 ---------          ---------             ------              -------         ----
                            -------------------------------------------------------------------------------------------
                                 18.897600          32.342568             71.15%              507,576         1998
                            -------------------------------------------------------------------------------------------
                                 14.762398          18.897600             28.01%               12,701         1997
                            -------------------------------------------------------------------------------------------
                                 11.699046          14.762398             26.18%               30,288         1996
                            -------------------------------------------------------------------------------------------
                                  8.701036          11.699046             34.46%                6,594         1995
                            -------------------------------------------------------------------------------------------
                                  9.451097           8.701036             -7.94%                6,135         1994
                            -------------------------------------------------------------------------------------------
                                 10.000000           9.451097             -5.49%                1,020         1993
-----------------------------------------------------------------------------------------------------------------------


                               ACCUMULATION        ACCUMULATION           PERCENT           NUMBER OF
                                UNIT VALUE          UNIT VALUE           CHANGE IN         ACCUMULATION
                               AT BEGINNING           AT END           ACCUMULATION        UNITS AT END
           FUND                 OF PERIOD           OF PERIOD           UNIT VALUE        OF THE PERIOD       YEAR
-----------------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund             15.241714          24.727791             62.24%              769,694         1999
                            -------------------------------------------------------------------------------------------
                                 12.268712          15.241714             24.23%              459,107         1998
                            -------------------------------------------------------------------------------------------
                                 10.317427          12.268712             18.91%               23,968         1997
                            -------------------------------------------------------------------------------------------
                                 10.000000          10.317427              3.17%                5,099         1996
-----------------------------------------------------------------------------------------------------------------------
Lazard Small Cap Portfolio       10.448830          10.464373              0.15%               17,391         1999
                            -------------------------------------------------------------------------------------------
- Open Shares - Q                10.000000          10.448830              4.49%                   45         1998
-----------------------------------------------------------------------------------------------------------------------
MFS(R) Global                    37.527462          35.741694             -4.76%               14,393         1999
                            -------------------------------------------------------------------------------------------
Governments Fund - Q             36.509244          37.527462              2.79%               19,990         1998
                            -------------------------------------------------------------------------------------------
                                 36.879814          36.509244             -1.00%                0,631         1997
                            -------------------------------------------------------------------------------------------
                                 35.454983          36.879814              4.02%                8,013         1996
                            -------------------------------------------------------------------------------------------
                                 31.104159          35.454983             13.99%                4,015         1995
                            -------------------------------------------------------------------------------------------
                                 33.728667          31.104159             -7.78%                9,642         1994
                            -------------------------------------------------------------------------------------------
                                 28.864451          33.728667             16.85%                5,016         1993
                            -------------------------------------------------------------------------------------------
                                 28.856612          28.864451              0.03%               48,580         1992
                            -------------------------------------------------------------------------------------------
                                 25.777493          28.856612             11.94%               39,397         1991
                            -------------------------------------------------------------------------------------------
                                 22.152081          25.777493             16.37%               44,525         1990
-----------------------------------------------------------------------------------------------------------------------
Nationwide(R) Bond Fund -        43.667785          41.898652             -4.05%               37,478         1999
                            -------------------------------------------------------------------------------------------
Class D - Q                      40.827520          43.667785              6.96%               36,470         1998
                            -------------------------------------------------------------------------------------------
                                 37.842928          40.827520              7.89%               41,735         1997
                            -------------------------------------------------------------------------------------------
                                 37.782872          37.842928              0.16%               42,476         1996
                            -------------------------------------------------------------------------------------------
                                 30.832258          37.782872             22.54%               38,843         1995
                            -------------------------------------------------------------------------------------------
                                 33.991130          30.832258             -9.29%               35,282         1994
                            -------------------------------------------------------------------------------------------
                                 31.104546          33.991130              9.28%               35,392         1993
                            -------------------------------------------------------------------------------------------
                                 29.186916          31.104546              6.57%               21,409         1992
                            -------------------------------------------------------------------------------------------
                                 25.300143          29.186916             15.36%               18,724         1991
                            -------------------------------------------------------------------------------------------
                                 23.686756          25.300143              6.81%               16,600         1990
-----------------------------------------------------------------------------------------------------------------------
Nationwide(R) Bond Fund -        43.480582          41.719901             -4.05%                   73         1999
                            -------------------------------------------------------------------------------------------
Class D - NQ                     40.652493          43.480582              6.96%                  148         1998
                            -------------------------------------------------------------------------------------------
                                 37.680696          40.652493              7.89%                  176         1997
                            -------------------------------------------------------------------------------------------
                                 37.620900          37.680696              0.16%                  194         1996
                            -------------------------------------------------------------------------------------------
                                 30.700082          37.620900             22.54%                  622         1995
                            -------------------------------------------------------------------------------------------
                                 33.845410          30.700082             -9.29%                  657         1994
                            -------------------------------------------------------------------------------------------
                                 30.971200          33.845410              9.28%                  676         1993
                            -------------------------------------------------------------------------------------------
                                 29.061793          30.971200              6.57%                  836         1992
                            -------------------------------------------------------------------------------------------
                                 25.191682          29.061793             15.36%                1,030         1997
                            -------------------------------------------------------------------------------------------
                                 23.585215          25.191682              6.81%                1,070         1990
-----------------------------------------------------------------------------------------------------------------------


                               ACCUMULATION        ACCUMULATION           PERCENT           NUMBER OF
                                UNIT VALUE          UNIT VALUE           CHANGE IN         ACCUMULATION
                               AT BEGINNING           AT END           ACCUMULATION        UNITS AT END
           FUND                 OF PERIOD           OF PERIOD           UNIT VALUE        OF THE PERIOD       YEAR
-----------------------------------------------------------------------------------------------------------------------
Nationwide(R) Fund -            125.467347         123.552516              -1.53%              69,097         1999
                            -------------------------------------------------------------------------------------------
Class D - Q                      97.524886         125.467347              28.65%              59,155         1998
                            -------------------------------------------------------------------------------------------
                                 70.764576          97.524886              37.82%              45,672         1997
                            -------------------------------------------------------------------------------------------
                                 57.857937          70.764576              22.31%              34,681         1996
                            -------------------------------------------------------------------------------------------
                                 45.095466          57.857937              28.30%              30,473         1995
                            -------------------------------------------------------------------------------------------
                                 45.422888          45.095466              -0.72%              32,311         1994
                            -------------------------------------------------------------------------------------------
                                 43.104048          45.422888               5.38%              32,770         1993
                            -------------------------------------------------------------------------------------------
                                 42.418147          43.104048               1.62%              30,648         1992
                            -------------------------------------------------------------------------------------------
                                 33.001868          42.418147              28.53%              28,864         1991
                            -------------------------------------------------------------------------------------------
                                 33.337339          33.001868              -1.01%              27,869         1990
-----------------------------------------------------------------------------------------------------------------------
Nationwide(R) Fund -            130.686988         128.692505              -1.53%                 149         1999
                            -------------------------------------------------------------------------------------------
Class D - NQ                    101.582074         130.686988              28.65%                 176         1998
                            -------------------------------------------------------------------------------------------
                                 73.708492         101.582074              37.82%                 314         1997
                            -------------------------------------------------------------------------------------------
                                 60.264917          73.708492              22.31%                 314         1996
                            -------------------------------------------------------------------------------------------
                                 46.971513          60.264917              28.30%                 258         1995
                            -------------------------------------------------------------------------------------------
                                 47.312558          46.971513              -0.72%                 259         1994
                            -------------------------------------------------------------------------------------------
                                 44.897247          47.312558               5.38%                 260         1993
                            -------------------------------------------------------------------------------------------
                                 44.182806          44.897247               1.62%                 261         1992
                            -------------------------------------------------------------------------------------------
                                 34.374796          44.482806              28.53%                 753         1991
                            -------------------------------------------------------------------------------------------
                                 34.724214          34.374796              -1.01%               1,169         1990
-----------------------------------------------------------------------------------------------------------------------
Nationwide(R) Growth            114.746202         132.098827              15.12%              26,654         1999
                            -------------------------------------------------------------------------------------------
Fund - Class D - Q               93.947252         114.746202              22.14%              30,515         1998
                            -------------------------------------------------------------------------------------------
                                 75.405663          93.947252              24.59%              46,513         1997
                            -------------------------------------------------------------------------------------------
                                 65.471148          75.405663              15.17%              48,441         1996
                            -------------------------------------------------------------------------------------------
                                 51.535806          65.471148              27.04%              48,841         1995
                            -------------------------------------------------------------------------------------------
                                 51.458079          51.535806               0.15%              48,009         1994
                            -------------------------------------------------------------------------------------------
                                 46.832151          51.458079               9.88%              48,190         1993
                            -------------------------------------------------------------------------------------------
                                 44.639577          46.832151               4.91%              48,853         1992
                            -------------------------------------------------------------------------------------------
                                 33.241418          44.639577              34.29%              42,168         1991
                            -------------------------------------------------------------------------------------------
                                 36.439953          33.241418              -8.78%              43,789         1990
-----------------------------------------------------------------------------------------------------------------------
Nationwide(R) Growth            121.157545         139.479726              15.12%                 208         1999
                            -------------------------------------------------------------------------------------------
Fund - Class D - NQ              99.196488         121.157545              22.14%                 218         1998
                            -------------------------------------------------------------------------------------------
                                 79.618909          99.196488              24.59%                 229         1997
                            -------------------------------------------------------------------------------------------
                                 69.129314          79.618909              15.17%                 230         1996
                            -------------------------------------------------------------------------------------------
                                 54.415339          69.129314              27.04%                 120         1995
                            -------------------------------------------------------------------------------------------
                                 54.333269          54.415339               0.15%                 121         1994
                            -------------------------------------------------------------------------------------------
                                 49.448867          54.333269               9.88%                 126         1993
                            -------------------------------------------------------------------------------------------
                                 47.133788          49.448867               4.91%                 397         1992
                            -------------------------------------------------------------------------------------------
                                 35.098768          47.133788              34.29%                 568         1991
                            -------------------------------------------------------------------------------------------
                                 38.476025          35.098768              -8.78%                 580         1990
-----------------------------------------------------------------------------------------------------------------------


                               ACCUMULATION        ACCUMULATION           PERCENT           NUMBER OF
                                UNIT VALUE          UNIT VALUE           CHANGE IN         ACCUMULATION
                               AT BEGINNING           AT END           ACCUMULATION        UNITS AT END
           FUND                 OF PERIOD           OF PERIOD           UNIT VALUE        OF THE PERIOD       YEAR
-----------------------------------------------------------------------------------------------------------------------
Nationwide(R) Money             26.532610           27.412298                3.32%             27,248         1999
                            -------------------------------------------------------------------------------------------
Market Fund - Prime             25.582330           26.532610                3.71%             32,255         1997
                                                                                 -
                            -------------------------------------------------------------------------------------------
Shares - Pre 12/25/82 - Q       24.656210           25.582330                3.76%             43,632         1996
                                                                                 -
                            -------------------------------------------------------------------------------------------
                                23.787066           24.656210                3.61%             49,431         1995
                                                                                 -
                            -------------------------------------------------------------------------------------------
                                22.850271           23.797066                4.14%             49,996         1994
                                                                                 -
                            -------------------------------------------------------------------------------------------
                                22.315407           88.850271                2.40%             56,127         1993
                                                                                 -
                            -------------------------------------------------------------------------------------------
                                 22.04209           22.315407                1.24%             68,074         1992
                                                                                 -
                            -------------------------------------------------------------------------------------------
                                21.636991           22.042019                1.87%             92,318         1991
                                                                                 -
                            -------------------------------------------------------------------------------------------
                                20.752553           21.636991                4.26%            118,625         1990
                                                                                 -
                            -------------------------------------------------------------------------------------------
                                19.490217           20.752553                6.48%            139,482         1989
                                                                                 -
-----------------------------------------------------------------------------------------------------------------------
Nationwide(R) Money             21.071063           21.769674                3.32%            621,449         1999
                            -------------------------------------------------------------------------------------------
Market Fund - Prime             19.580907           20.316392                3.76%             32,458         1997
                            -------------------------------------------------------------------------------------------
Shares - Q                      18.898613           19.580907                3.61%            327,248         1996
                            -------------------------------------------------------------------------------------------
                                18.146709           18.898613                4.14%            424,693         1995
                            -------------------------------------------------------------------------------------------
                                17.721943           18.146709                2.40%            326,464         1994
                            -------------------------------------------------------------------------------------------
                                17.504831           17.721943                1.24%            294,859         1993
                                                                                 -
                            -------------------------------------------------------------------------------------------
                                17.183173           17.504831                1.87%            303,845         1992
                            -------------------------------------------------------------------------------------------
                                16.480790           17.183176                4.26%            450,748         1991
                            -------------------------------------------------------------------------------------------
                                15.478296           16.480790                6.48%            548,549         1990
                            -------------------------------------------------------------------------------------------
                                14.401492           15.478296                7.48%            568,349         1989
                                                                                 -
-----------------------------------------------------------------------------------------------------------------------
Nationwide(R) Money             26.700292           27.585541                3.32%                838         1999
                            -------------------------------------------------------------------------------------------
Market Fund - Prime             25.744006           26.700292                3.71%                841         1998
                            -------------------------------------------------------------------------------------------
Shares - NQ                     24.812035           25.744006                3.76%                844         1997
                            -------------------------------------------------------------------------------------------
                                23.947460           24.812035                3.61%              1,317         1996
                            -------------------------------------------------------------------------------------------
                                22.994681           23.947460                4.14%              1,323         1995
                            -------------------------------------------------------------------------------------------
                                22.456439           22.994681                2.40%              1,329         1994
                            -------------------------------------------------------------------------------------------
                                22.181323           22.456439                1.24%              1,335         1993
                            -------------------------------------------------------------------------------------------
                                21.773734           22.181323                1.87%              2,211         1992
                            -------------------------------------------------------------------------------------------
                                20.883706           21.773734                4.26%              3,526         1991
                            -------------------------------------------------------------------------------------------
                                19.613392           20.883706                6.48%              3,539         1990
-----------------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R)           10.015679           11.817107               17.99%             17,851         1999
Index Fund - Service Class
-Q
                            -------------------------------------------------------------------------------------------
                                10.000000           10.015679                0.16%                  0         19981
                            -------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
Nationwide(R) Intermediate      11.915504           11.529833               -3.24%             38,138         1999
U.S. Government Bond Fund
- Class D - Q
                            -------------------------------------------------------------------------------------------
                                11.156351           11.915504                6.80%             43,459         1998
                            -------------------------------------------------------------------------------------------
                                10.324818           11.156351                8.05%              6,737         1997
                            -------------------------------------------------------------------------------------------
                                10.124709           10.324818                1.98%              6,372         1996
                            -------------------------------------------------------------------------------------------
                                10.000000           10.124709                1.25%                  0         1995
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Equity          9.266508            9.512964                2.66%             71,239         1999
                            -------------------------------------------------------------------------------------------
Trust(R) Neuberger Berman       11.915504            9.266508               -7.33%             67,525         1998
Genesis Trust - Q
-----------------------------------------------------------------------------------------------------------------------


                               ACCUMULATION        ACCUMULATION           PERCENT           NUMBER OF
                                UNIT VALUE          UNIT VALUE           CHANGE IN         ACCUMULATION
                               AT BEGINNING           AT END           ACCUMULATION        UNITS AT END
           FUND                 OF PERIOD           OF PERIOD           UNIT VALUE        OF THE PERIOD       YEAR
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman                17.198573           18.411034                7.05%            379,737         1999
                            -------------------------------------------------------------------------------------------
Guardian Fund                   17.024633           17.198573                1.02%            436,072         1998
                            -------------------------------------------------------------------------------------------
                                14.625126           17.024633               16.41%            448,443         1997
                            -------------------------------------------------------------------------------------------
                                12.571028           14.625126               16.34%            357,346         1996
                            -------------------------------------------------------------------------------------------
                                 9.640402           12.571028               30.40%            139,046         1995
                            -------------------------------------------------------------------------------------------
                                10.000000            9.640402               -3.60%             25,549         1994
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman                12.056542           12.095451                0.32%             19,912         1999
                            -------------------------------------------------------------------------------------------
Limited Maturity Bond           11.672986           12.056542                3.29%             81,393         1998
                            -------------------------------------------------------------------------------------------
Fund                            11.068501           11.672986                5.46%             67,262         1997
                            -------------------------------------------------------------------------------------------
                                10.735070           11.068501                3.11%             74,163         1996
                            -------------------------------------------------------------------------------------------
                                 9.833352           10.735070                9.17%             91,976         1995
                            -------------------------------------------------------------------------------------------
                                 9.995028            9.833352               -1.62%             89,231         1994
                            -------------------------------------------------------------------------------------------
                                10.000000            9.995028               -0.05%                423         1993
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman                24.928856           26.523895                6.40%            311,323         1999
                            -------------------------------------------------------------------------------------------
Partners Fund                   23.764888           24.928856                4.90%            374,224         1998
                            -------------------------------------------------------------------------------------------
                                18.631249           23.764888               27.55%            312,513         1997
                            -------------------------------------------------------------------------------------------
                                14.924653           18.631249               24.84%            222,551         1996
                            -------------------------------------------------------------------------------------------
                                11.183371           14.924653               33.45%             73,504         1995
                            -------------------------------------------------------------------------------------------
                                11.548721           11.183371               -3.16%             38,329         1994
                            -------------------------------------------------------------------------------------------
                                10.000000           11.548721               15.49%              9,926         1993
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Global              24.105920           37.706431               56.42%            315,244         1999
                            -------------------------------------------------------------------------------------------
Fund/VA - Class A               21.669822           24.105920               11.24%            301,407         1998
                            -------------------------------------------------------------------------------------------
                                18.022572           21.669822               20.24%            262,844         1997
                            -------------------------------------------------------------------------------------------
                                15.538850           18.022572               15.98%            228,413         1996
                            -------------------------------------------------------------------------------------------
                                13.503390           15.538850               15.07%            160,871         1995
                            -------------------------------------------------------------------------------------------
                                14.119303           13.503390               -4.36%             87,590         1994
                            -------------------------------------------------------------------------------------------
                                10.000000           14.119303               41.19%              5,128         1993
-----------------------------------------------------------------------------------------------------------------------
Phoenix Balanced Fund           16.652539           18.203902                9.32%             58,295         1999
                            -------------------------------------------------------------------------------------------
Series - Q                      14.235004           16.652539               16.98%             47,793         1998
                            -------------------------------------------------------------------------------------------
                                12.187868           14.235004               16.80%             46,629         1997
                            -------------------------------------------------------------------------------------------
                                11.373217           12.187868                7.16%             43,659         1996
                            -------------------------------------------------------------------------------------------
                                 9.338434           11.373217               21.79%             23,786         1995
                            -------------------------------------------------------------------------------------------
                                10.000000            9.338434               -6.62%              9,028         1994
-----------------------------------------------------------------------------------------------------------------------
Prestige Balanced Fund          10.034647           10.809720                7.72%                355         1999
                            -------------------------------------------------------------------------------------------
 - Class A- Q                   10.000000           10.034647                0.35%                  0         1998
-----------------------------------------------------------------------------------------------------------------------
Prestige International          10.035113           11.989686               19.48%              4,361         1999
Fund
                           --------------------------------------------------------------------------------------------
Class A - Q                     10.000000           10.035113                0.35%                181         19981
-----------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Growth       10.084070           13.394083               32.82%              1,471         1999
                            -------------------------------------------------------------------------------------------
Fund Class A- Q                 10.000000           10.084070                0.84%                  0         1998
-----------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Value        10.229636            9.619068               -5.97%                109         1999
                            -------------------------------------------------------------------------------------------
Fund Class A - Q                10.000000           10.229636                2.30%                  0         1998
-----------------------------------------------------------------------------------------------------------------------
Prestige Small Cap Fund         10.359298           12.128362               17.08%              8,135         1999
                            -------------------------------------------------------------------------------------------
Class A - Q                     10.000000           10.359298                3.59%                 45         1998
-----------------------------------------------------------------------------------------------------------------------


                               ACCUMULATION        ACCUMULATION           PERCENT           NUMBER OF
                                UNIT VALUE          UNIT VALUE           CHANGE IN         ACCUMULATION
                               AT BEGINNING           AT END           ACCUMULATION        UNITS AT END
           FUND                 OF PERIOD           OF PERIOD           UNIT VALUE        OF THE PERIOD       YEAR
-----------------------------------------------------------------------------------------------------------------------
Strong Common Stock Fund,        10.418119          14.432187              38.53%              69,558         1999
Inc. - Q
                            -------------------------------------------------------------------------------------------
                                 10.000000          10.418119               4.18%                   0         1998
-----------------------------------------------------------------------------------------------------------------------
Strong Total Return              26.782090          42.228152              57.67%             115,792         1999
                            -------------------------------------------------------------------------------------------
Fund, Inc.                       20.549313          26.782090              30.33%              75,602         1998
                            -------------------------------------------------------------------------------------------
                                 16.766964          20.549313              22.56%              78,495         1997
                            -------------------------------------------------------------------------------------------
                                 14.893186          16.766964              12.58%              63,801         1996
                            -------------------------------------------------------------------------------------------
                                 11.881033          14.893186              25.35%              41,291         1995
                            -------------------------------------------------------------------------------------------
                                 12.205201          11.881033              -2.66%              19,727         1994
                            -------------------------------------------------------------------------------------------
                                 10.000000          12.205201              22.05%               3,939         1993
-----------------------------------------------------------------------------------------------------------------------
Templeton Foreign                12.770793          17.547470              37.40%             334,228         1999
                            -------------------------------------------------------------------------------------------
Fund - Class A                   13.604014          12.770793              -6.12%             318,666         1998
                            -------------------------------------------------------------------------------------------
                                 12.923758          13.604014               5.26%             354,769         1997
                            -------------------------------------------------------------------------------------------
                                 11.097523          12.923758              16.46%             266,477         1996
                            -------------------------------------------------------------------------------------------
                                 10.000000          11.097523              10.98%              69,083         1995
-----------------------------------------------------------------------------------------------------------------------
Warburg Pincus Emerging          14.769496          20.672241              39.97              288,739         1999
                            -------------------------------------------------------------------------------------------
Growth Fund                      14.140391          14.769496               4.45%             338,034         1998
                            -------------------------------------------------------------------------------------------
                                 11.814248          14.140391              19.69%             316,835         1997
                            -------------------------------------------------------------------------------------------
                                 10.895016          11.814248               8.44%             250,912         1996
                            -------------------------------------------------------------------------------------------
                                 10.000000          10.895016               8.95%                   0         1995
-----------------------------------------------------------------------------------------------------------------------
Warburg Pincus Global            10.651516          10.554122              -0.91%               5,420         1999
                            -------------------------------------------------------------------------------------------
Fixed Income Fund - Q            10.000000          10.651516               6.52%              14,079         1998
-----------------------------------------------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 2000


                   DEFERRED VARIABLE ANNUITY CONTRACTS ISSUED
                         BY NATIONWIDE VARIABLE ACCOUNT
                        NATIONWIDE LIFE INSURANCE COMPANY


This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2000. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.
O. Box 16609, Columbus, Ohio 43216-6609, or calling 1-800-848-6631, TDD
1-800-238-3035.


                                TABLE OF CONTENTS


                                                     PAGE
General Information and History.........................1
Services................................................1
Purchase of Securities Being Offered....................1
Underwriters............................................2
Calculation of Performance..............................2
Annuity Payments........................................3
Financial Statements....................................4


GENERAL INFORMATION AND HISTORY


Nationwide Variable Account is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $120 billion as of December 31, 1999.


SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each such contract owner and records with respect to the contract value of each contract.

Nationwide is the custodian of the assets of the variable account. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual fund options. Nationwide, or affiliates of Nationwide may have entered into agreements with either the investment adviser or distributor for several of the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide and provide for an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in particular underlying mutual funds. These fees in no way affect the net asset value of the underlying mutual funds or fees paid by the contract owner.

The audited financial statements have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, Two Nationwide Plaza, Columbus, Ohio 43215, and upon the authority of said firm as experts in accounting and auditing.

PURCHASE OF SECURITIES BEING OFFERED

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

The contract owner may, on written request, transfer up to 100% of the contract value from the variable account to the fixed account. However, Nationwide reserves the right to restrict transfers from the variable account to 25% of contract value in any 12 month period. Transfers must be made prior to the earlier of the annuitization date or the death of the designated annuitant. However, no such transfers will be permitted prior to the first contract anniversary, or within 12 months of any prior transfer. Contract owners may at the maturity of an Interest Rate Guarantee Period transfer a portion of the contract value of the fixed account to the variable account.

Such portion will be determined by Nationwide at its sole discretion, but will not be less than 10% of the total value of the portion of the fixed account that is maturing, and will be declared upon the expiration date of the then current Interest Rate Guarantee Period. The Interest Rate Guarantee Period expires on the final day of a calendar quarter; therefore the Interest Rate Guarantee Period for deposits or transfers in the fixed account may continue for up to three months after a one year period has expired. Transfers under this provision must be made within 30 days after the expiration date of the guarantee period. Contract owners who have entered into a Dollar Cost Averaging agreement with Nationwide may transfer from the fixed account to the variable account under the terms of that agreement.

UNDERWRITERS


The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. During the fiscal years ended December 31, 1999, 1998 and 1997 no underwriting commissions were paid by Nationwide to NISC.

CALCULATION OF PERFORMANCE

A "yield" and "effective yield" may be advertised for the Nationwide Money Market Fund. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the Nationwide Money Market Fund's units. Yield is an annualized figure, which means that it is assumed that the Nationwide Money Market Fund generates the same level of net income over a 52-week period. At December 31, 1999, the Nationwide Money Market Fund's seven-day current unit value yield was 4.10%. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect. At December 31, 1999, the seven-day effective yield was 4.09%.


Nationwide may also from time to time advertise the performance of a sub-account of the Variable Account relative to the performance of other variable annuity sub-accounts or underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to: precious metals; real estate; stocks and bonds; closed-end funds; CDs; bank money market deposit accounts and passbook savings; and the Consumer Price Index.

The sub-accounts may also be compared to certain market indexes, which may include, but are not limited to: S&P 500; Shearson/Lehman Intermediate Government/Corporate Bond Index; Shearson/Lehman Long-Term Government/Corporate Bond Index; Donoghue Money Fund Average; U.S. Treasury Note Index; Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and Dow Jones Industrial Average.

Normally these rankings and ratings are published by independent tracking services and publications of general interest including, but not limited to:
Lipper Analytical Services, Inc., CDA/Wiesenberger, Morningstar, Donoghue's, magazines such as Money, Forbes, Kiplinger's Personal Finance Magazine, Financial World, Consumer Reports, Business Week, Time, Newsweek, National Underwriter, U.S. News and World Report; rating services such as LIMRA, Value, Best's Agent Guide, Western Annuity Guide, Comparative Annuity

Reports; and other publications such as the Wall Street Journal, Barron's, Investor's Daily, and Standard & Poor's Outlook. In addition, Variable Annuity Research & Data Service (The VARDS Report) is an independent rating service that ranks over 500 variable annuity funds based upon total return performance. These rating services and publications rank the performance of the underlying Mutual Fund options against all underlying mutual funds over specified periods and against underlying mutual funds in specified categories. The rankings may or may not include the effects of sales charges or other fees.

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the investment experience or financial strength of the Variable Account. Nationwide may advertise these ratings from time to time. In addition, Nationwide may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Nationwide or the contracts. Furthermore, Nationwide may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Nationwide may, from time to time, advertise several types of historical performance of the sub-accounts. Nationwide may advertise for the sub-account's standardized "average annual total return," calculated in a manner prescribed by the SEC, and nonstandardized "total return." "Average annual total return" illustrates the percentage rate or return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods, or for a period covering the time the underlying mutual fund has been available in the variable account if the underlying mutual fund option has not been available for the prescribed periods. THIS CALCULATION REFLECTS THE DEDUCTION OF ALL APPLICABLE CHARGES MADE TO THE CONTRACTS EXCEPT FOR PREMIUM TAXES, WHICH MAY BE IMPOSED BY CERTAIN STATES.

Nonstandardized "total return," calculated similar to standardized "average annual total return," illustrates the percentage rate of return of a hypothetical initial investment of $10,000 for the most recent one, five and ten year periods, or for a period covering the time the underlying mutual fund option has been in existence. For those underlying mutual fund options which have not been held as sub-accounts for one of the prescribed periods, the nonstandardized total return illustrations will show the investment performance such underlying mutual fund options would have achieved (reduced by the same charges except the CDSC) had such underlying mutual fund options been available in the variable account for the periods quoted. THE CDSC IS NOT REFLECTED BECAUSE THE CONTRACTS ARE DESIGNED FOR LONG TERM INVESTMENT. THE CDSC, IF REFLECTED, WOULD DECREASE THE LEVEL OF PERFORMANCE SHOWN. AN INITIAL INVESTMENT OF $10,000 IS ASSUMED BECAUSE THAT AMOUNT MORE CLOSELY APPROXIMATES THE SIZE OF A TYPICAL CONTRACT THAN DOES THE $1,000 ASSUMPTION USED IN CALCULATING THE STANDARDIZED AVERAGE ANNUAL TOTAL RETURN QUOTATIONS.


The standardized average annual total return and nonstandardized total return quotations reflected below are calculated as described in this section using underlying mutual fund performance for the periods ended December 31, 1999. However, Nationwide generally provides performance quotations on a more frequent basis, the results of which could reflect better or worse results than shown below. The quotations and other comparative material advertised by Nationwide are based upon historical earnings and are not intended to represent or guarantee future results. A contract owner's contract value at redemption may be more or less than the original cost.


ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

                           Independent Auditors Report
                           ---------------------------

The Board of Directors of Nationwide Life Insurance Company and
    Contract Owners of Nationwide Variable Account:

     We have audited the accompanying statement of assets, liabilities and contract owners equity of Nationwide Variable Account (comprised of the sub-accounts listed in note 1(b)) (collectively, the Account) as of December 31, 1999, and the related statements of operations and changes in contract owners equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Accounts management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of its operations and its changes in contract owners equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.

                                                                        KPMG LLP
Columbus, Ohio
February 18, 2000

================================================================================

                          NATIONWIDE VARIABLE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                               December 31, 1999

ASSETS:
   Investments at market value:

        American Century: Benham Short-Term Government Fund (ACBenSTGvt)
            220,320 shares (cost $2,082,934) .........................................$ 2,031,355

        American Century: Income & Growth Fund (ACIncGro)
            322,498 shares (cost $9,276,159) ......................................... 10,981,053

        American Century: Twentieth Century Growth Fund (ACTCGro)
            566,913 shares (cost $14,294,132) ........................................ 18,299,951

        American Century: Twentieth Century International Growth Fund (ACTCIntlGr)
            134,208 shares (cost $1,416,537) .........................................  2,009,092

        American Century: Twentieth Century Ultra Fund (ACTCUltra)
            651,457 shares (cost $20,987,488) ........................................ 29,823,713

        Delaware Group Delchester High-Yield Bond Fund, Inc. -
        Delchester Fund Institutional Class (DeHYBd)
            220,882 shares (cost $1,356,266) .........................................  1,130,915

        Dreyfus A Bonds Plus, Inc. (DryABds)
            144,237 shares (cost $2,063,566) .........................................  1,932,781

        Dreyfus Appreciation Fund, Inc. (DryApp)
            47,141 shares (cost $2,016,065) ..........................................  2,155,770

        Dreyfus Balanced Fund, Inc. (DryBal)
            21,988 shares (cost $357,585) ............................................    347,190

        Dreyfus S&P 500 Index Fund (Dry500Ix)
            554,953 shares (cost $19,537,791) ........................................ 23,813,040

        The Dreyfus Third Century Fund, Inc. (Dry3dCen)
            135,008 shares (cost $1,689,367) .........................................  1,964,361

        Evergreen Income and Growth Fund - Class Y (EvIncGro)
            63,364 shares (cost $1,354,222) ..........................................  1,418,087

        Federated High Yield Trust (FedHiYld)
            60,295 shares (cost $530,333) ............................................    498,039

        Federated Investment Series Funds, Inc. - Federated Bond Fund - Class F
            (FedBdFd) 171,757 shares (cost $1,670,670) ...............................  1,549,246

        Fidelity Advisor Balanced Fund - Class T (FABal)
            72,905 shares (cost $1,364,625) ..........................................  1,330,516

        Fidelity Advisor Equity Income Fund - Class T (FAEqInc)
            78,424 shares (cost $2,114,044) ..........................................  2,045,289

        Fidelity Advisor Growth Opportunities Fund - Class T (FAGrOpp)
            199,987 shares (cost $9,020,612) .........................................  9,331,386


        Fidelity Advisor High Yield Fund - Class T (FAHiYld)
            258,869 shares (cost $3,155,462) .......................................  $ 2,943,338

        Fidelity Asset Manager(TM) (FidAsMgr)
            304,964 shares (cost $5,374,309) .......................................    5,605,247

        Fidelity Capital & Income Fund (FidCapInc)
            104,874 shares (cost $987,905) .........................................      974,281

        Fidelity Equity-Income Fund (FidEqInc)
            301,699 shares (cost $13,779,479) ......................................   16,134,874

        Fidelity Magellan(R) Fund (FidMgln)
            284,272 shares (cost $29,737,067) ......................................   38,840,103

        Fidelity Puritan(R) Fund (FidPurtn)
            773,684 shares (cost $14,537,156) ......................................   14,723,211

        Fidelity VIP - High Income Portfolio (FidVIPHI)
            9,418 shares (cost $109,105) ...........................................      106,512

        Franklin Mutual Series Fund Inc. - Mutual Shares Fund - Class I (FranMutSer)
            14,260 shares (cost $298,039) ..........................................      290,626

        INVESCO Dynamics Fund, Inc. (InvDynam)
            136,971 shares (cost $2,804,087) .......................................    3,542,081

        Janus Fund (JanFund)
            394,296 shares (cost $13,953,091) ......................................   17,368,748

        Janus Twenty Fund (Jan20Fd)
            628,329 shares (cost $33,888,409) ......................................   52,421,524

        Janus Worldwide Fund (JanWrldwde)
            249,016 shares (cost $12,020,545) ......................................   19,032,313

        Lazard Small Cap Portfolio - Open Shares (LazSmCap)
            11,020 shares (cost $188,153) ..........................................      181,948

        MFS - World Governments Fund - Class A (MFSWdGvt)
            53,856 shares (cost $576,880) ..........................................      506,786

        Nationwide(R) Bond Fund - Class D (NWBdFd)
            176,603 shares (cost $1,667,041) .......................................    1,575,299

        Nationwide(R) Fund - Class D (NWFund)
            285,936 shares (cost $8,546,699) .......................................    8,578,089

        Nationwide(R) Growth Fund - Class D (NWGroFd)
            204,855 shares (cost $3,199,103) .......................................    3,568,578

        Nationwide(R) S&P 500 Index Fund - Class R (NWIndxFdR)
            16,472 shares (cost $189,713) ..........................................      210,844

        Nationwide(R) Money Market Fund (NWMyMkt)
            14,322,801 shares (cost $14,322,801) ...................................   14,322,801

        Nationwide(R) Intermediate U.S. Government Bond Fund - Class D(NWUSGvt)
            45,286 shares (cost $460,063) ..........................................      439,722

        Neuberger & Berman Genesis Trust (NBGenesTr)
            32,117 shares (cost $641,458) ..........................................      675,749

        Neuberger & Berman Guardian Trust (NBGuardTr)
            377,257 shares (cost $8,986,571) .......................................    6,979,255


                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, CONTINUED

        Neuberger & Berman Limited Maturity Bond Fund (NBLtdMat)
            153,772 shares (cost $1,499,320) ......................................  $  1,450,073

        Neuberger & Berman Partners Fund (NBPartFd)
            344,061 shares (cost $9,261,625) ......................................     8,257,474

        Oppenheimer Global Fund - Class A (OppGlob)
            190,157 shares (cost $8,682,529) ......................................    11,894,310

        Phoenix Balanced Fund Series - Class A (PhxBalFd)
            60,096 shares (cost $1,006,346) .......................................     1,060,693

        Prestige Balanced Fund - Class A (PrBal)
            342 shares (cost $3,745) ..............................................         3,841

        Prestige International Fund - Class A (PrInt)
            4,153 shares (cost $48,885) ...........................................        52,290

        Prestige Large Cap Growth Fund - Class A (PrLgCpGro)
            1,279 shares (cost $16,998) ...........................................        19,700

        Prestige Large Cap Value Fund - Class A (PrLgCpVal)
            105 shares (cost $1,104) ..............................................         1,046

        Prestige Small Cap Fund - Class A (PrSmCap)
            7,732 shares (cost $88,891) ...........................................        98,664

        Strong Common Stock Fund, Inc. (StComStk)
            39,803 shares (cost $942,721) .........................................     1,003,424

        Strong Total Return Fund, Inc. (StTotRet)
            103,813 shares (cost $3,608,348) ......................................     4,889,592

        Templeton Foreign Fund - Class I (TemForFd)
            522,700 shares (cost $5,198,492) ......................................     5,864,693

        Warburg Pincus Emerging Growth Fund - Common Shares (WPEmGro)
            119,711 shares (cost $4,603,033) ......................................     5,968,809

        Warburg Pincus Global Fixed - Income Fund - Common Shares (WPGlFxInc)
            5,731 shares (cost $60,232) ...........................................        57,133
                                                                                      -----------

                Total investments .................................................   360,305,455

Accounts receivable ...............................................................         1,397
                                                                                      -----------

                Total assets ......................................................   360,306,852

Accounts payable ..................................................................        31,070
                                                                                      -----------
Contract owners' equity (note 4) ..................................................  $360,275,782
                                                                                      ===========

See accompanying notes to financial statements.

================================================================================

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY

STATEMENTS OF OPERATIONS

YEARS ENDED DECEMBER 31,1999 AND 1998

                                                                    Total                           ACBenSTGvt
                                                      ------------------------------        --------------------------
                                                           1999              1998             1999              1998
                                                      -------------      -----------        ---------        ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $   3,745,866        3,196,414          151,561          162,608
  Mortality, expense and administration
     charges (note 2) .............................      (3,667,684)      (2,533,959)         (37,774)         (40,633)
                                                      -------------      -----------        ---------        ---------
     Net investment activity ......................          78,182          662,455          113,787          121,975
                                                      -------------      -----------        ---------        ---------

  Proceeds from mutual fund shares sold ...........      65,558,218       56,416,999        1,382,393          723,023
  Cost of mutual fund shares sold .................     (55,831,639)     (48,174,169)      (1,416,408)        (721,176)
                                                      -------------      -----------        ---------        ---------
     Realized gain (loss) on investments ..........       9,726,579        8,242,830          (34,015)           1,847
  Change in unrealized gain (loss) on investments .      37,877,938       14,063,893          (64,989)          17,698
                                                      -------------      -----------        ---------        ---------
     Net gain (loss) on investments ...............      47,604,517       22,306,723          (99,004)          19,545
                                                      -------------      -----------        ---------        ---------
  Reinvested capital gains ........................      20,213,428       11,574,852                -                -
                                                      -------------      -----------        ---------        ---------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........      67,896,127       34,544,030           14,783          141,520
                                                      -------------      -----------        ---------        ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................      89,714,200       53,270,516          167,093          668,275
  Transfers between funds .........................               -                -          (97,603)           7,071
  Redemptions .....................................     (23,847,262)     (23,621,452)      (1,053,119)        (835,080)
  Annuity benefits ................................         (26,949)         (27,891)            (940)            (952)
  Annual contract maintenance charge (note 2) .....        (261,269)        (169,891)          (1,463)          (1,748)
  Contingent deferred sales charges (note 2) ......        (391,816)        (324,873)         (34,837)          (1,752)
  Adjustments to maintain reserves ................         (33,202)             788             (448)             290
                                                      -------------      -----------        ---------        ---------
       Net equity transactions ....................      65,153,702       29,127,197       (1,021,317)        (163,896)
                                                      -------------      -----------        ---------        ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............     133,049,829       63,671,227       (1,006,534)         (22,376)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     227,225,953      163,554,726        3,037,422        3,059,798
                                                      -------------      -----------        ---------        ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $ 360,275,782      227,225,953        2,030,888        3,037,422
                                                      =============      ===========        =========        =========

                                                                   ACIncGro                         ACTCGro
                                                        ---------------------------       ---------------------------
                                                            1999             1998            1999             1998
                                                        ----------        ---------       ----------       ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................    $    99,016           64,541                -                -
  Mortality, expense and administration
     charges (note 2) .............................       (116,439)         (61,634)        (198,570)        (152,386)
                                                        ----------        ---------       ----------       ----------
     Net investment activity ......................        (17,423)           2,907         (198,570)        (152,386)
                                                        ----------        ---------       ----------       ----------

  Proceeds from mutual fund shares sold ...........      1,896,243        2,702,912        2,520,566        1,724,411
  Cost of mutual fund shares sold .................     (1,646,395)      (2,527,718)      (1,546,812)      (1,226,965)
                                                        ----------        ---------       ----------       ----------
     Realized gain (loss) on investments ..........        249,848          175,194          973,754          497,446
  Change in unrealized gain (loss) on investments .      1,166,622          627,403        1,707,076          968,585
                                                        ----------        ---------       ----------       ----------
     Net gain (loss) on investments ...............      1,416,470          802,597        2,680,830        1,466,031
                                                        ----------        ---------       ----------       ----------
  Reinvested capital gains ........................         18,019          275,147        2,063,722        2,228,156
                                                        ----------        ---------       ----------       ----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........      1,417,066        1,080,651        4,545,982        3,541,801
                                                        ----------        ---------       ----------       ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................      2,978,474        2,774,469        1,590,054          646,577
  Transfers between funds .........................        (53,752)       1,481,828          189,443         (134,689)
  Redemptions .....................................       (351,090)        (220,883)      (1,465,483)      (1,058,730)
  Annuity benefits ................................              -                -          (15,993)         (12,964)
  Annual contract maintenance charge (note 2) .....         (7,497)          (2,588)         (15,697)         (14,839)
  Contingent deferred sales charges (note 2) ......         (5,905)          (5,005)          (9,269)          (6,993)
  Adjustments to maintain reserves ................             76             (981)           4,665            3,397
                                                        ----------        ---------       ----------       ----------
       Net equity transactions ....................      2,560,306        4,026,840          277,720         (578,241)
                                                        ----------        ---------       ----------       ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............      3,977,372        5,107,491        4,823,702        2,963,560
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......      7,003,742        1,896,251       13,480,704       10,517,144
                                                        ----------        ---------       ----------       ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .............    $10,981,114        7,003,742       18,304,406       13,480,704
                                                        ==========        =========       ==========       ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                ACTCIntlGr                   ACTCUltra
                                                      --------------------------     -------------------------
                                                          1999             1998         1999            1998
                                                      -----------        -------     ----------     ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $       792          1,491              -              -
  Mortality, expense and administration
     charges (note 2) .............................       (16,275)       (10,515)      (289,122)      (183,975)
                                                      -----------        -------     ----------     ----------
     Net investment activity ......................       (15,483)        (9,024)      (289,122)      (183,975)
                                                      -----------        -------     ----------     ----------

  Proceeds from mutual fund shares sold ...........       724,215        622,576      2,707,592      1,479,795
  Cost of mutual fund shares sold .................      (581,513)      (562,613)    (1,932,118)    (1,263,460)
                                                      -----------        -------     ----------     ----------
     Realized gain (loss) on investments ..........       142,702         59,963        775,474        216,335
  Change in unrealized gain (loss) on investments .       593,121         35,468      6,814,122      2,426,265
                                                      -----------        -------     ----------     ----------
     Net gain (loss) on investments ...............       735,823         95,431      7,589,596      2,642,600
                                                      -----------        -------     ----------     ----------
  Reinvested capital gains ........................       103,146         12,976        864,560      1,488,048
                                                      -----------        -------     ----------     ----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........       823,486         99,383      8,165,034      3,946,673
                                                      -----------        -------     ----------     ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................       428,105        282,424      6,583,564      3,883,377
  Transfers between funds .........................       (38,930)        47,185     (1,139,291)      (311,089)
  Redemptions .....................................       (87,756)       (38,282)    (1,224,869)    (1,084,444)
  Annuity benefits ................................             -              -              -              -
  Annual contract maintenance charge (note 2) .....        (1,654)          (677)       (20,319)       (14,129)
  Contingent deferred sales charges (note 2) ......        (2,075)          (699)       (26,644)       (23,446)
  Adjustments to maintain reserves ................            58             14            456            172
                                                      -----------        -------     ----------     ----------
       Net equity transactions ....................       297,748        289,965      4,172,897      2,450,441
                                                      -----------        -------     ----------     ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............     1,121,234        389,348     12,337,931      6,397,114
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......       887,916        498,568     17,486,224     11,089,110
                                                      -----------        -------     ----------     ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $ 2,009,150        887,916     29,824,155     17,486,224
                                                      ===========        =======     ==========     ==========

                                                              DeHYBd                        DryABds
                                                     ------------------------      ------------------------
                                                        1999           1998           1999           1998
                                                     ---------      ---------      ---------      ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................ $  123,348        123,276        125,940        115,918
  Mortality, expense and administration
     charges (note 2) .............................    (15,346)       (16,341)       (27,148)       (25,437)
                                                     ---------      ---------      ---------      ---------
     Net investment activity ......................    108,002        106,935         98,792         90,481
                                                     ---------      ---------      ---------      ---------

  Proceeds from mutual fund shares sold ...........    219,274        341,656        755,271      1,243,229
  Cost of mutual fund shares sold .................   (242,560)      (327,084)      (797,023)    (1,219,521)
                                                     ---------      ---------      ---------      ---------
     Realized gain (loss) on investments ..........    (23,286)        14,572        (41,752)        23,708
  Change in unrealized gain (loss) on investments .   (134,705)      (151,204)       (49,034)      (120,982)
                                                     ---------      ---------      ---------      ---------
     Net gain (loss) on investments ...............   (157,991)      (136,632)       (90,786)       (97,274)
                                                     ---------      ---------      ---------      ---------
  Reinvested capital gains ........................          -              -              -         32,247
                                                     ---------      ---------      ---------      ---------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........    (49,989)       (29,697)         8,006         25,454
                                                     ---------      ---------      ---------      ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................    305,176        156,659        416,301        545,761
  Transfers between funds .........................   (144,207)      (127,468)      (396,674)       (80,789)
  Redemptions .....................................    (71,301)      (241,587)      (181,145)      (241,342)
  Annuity benefits ................................          -              -              -              -
  Annual contract maintenance charge (note 2) .....       (559)          (495)        (1,599)        (1,451)
  Contingent deferred sales charges (note 2) ......     (1,009)        (1,713)        (4,613)        (3,165)
  Adjustments to maintain reserves ................        (10)           (83)           403           (408)
                                                     ---------      ---------      ---------      ---------
       Net equity transactions ....................     88,090       (214,687)      (167,327)       218,606
                                                     ---------      ---------      ---------      ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............     38,101       (244,384)      (159,321)       244,060
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......  1,095,862      1,340,246      2,092,501      1,848,441
                                                     ---------      ---------      ---------      ---------
CONTRACT OWNERS' EQUITY END OF PERIOD ............. $1,133,963      1,095,862      1,933,180      2,092,501
                                                     =========      =========      =========      =========

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                 DryApp                        DryBal
                                                      --------------------------        ----------------------
                                                         1999             1998           1999           1998
                                                      -----------        -------        -------        -------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $    10,805          3,740          7,004          3,036
  Mortality, expense and administration
     charges (note 2) .............................       (22,685)        (3,370)        (3,386)        (1,249)
                                                      -----------        -------        -------        -------
     Net investment activity ......................       (11,880)           370          3,618          1,787
                                                      -----------        -------        -------        -------

  Proceeds from mutual fund shares sold ...........       334,760        108,365        105,989         38,449
  Cost of mutual fund shares sold .................      (302,057)      (104,926)      (111,064)       (38,148)
                                                      -----------        -------        -------        -------
     Realized gain (loss) on investments ..........        32,703          3,439         (5,075)           301
  Change in unrealized gain (loss) on investments .        77,744         61,961         (4,500)        (5,894)
                                                      -----------        -------        -------        -------
     Net gain (loss) on investments ...............       110,447         65,400         (9,575)        (5,593)
                                                      -----------        -------        -------        -------
  Reinvested capital gains ........................        14,262          1,147         30,801          8,351
                                                      -----------        -------        -------        -------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........       112,829         66,917         24,844          4,545
                                                      -----------        -------        -------        -------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................     1,120,026        301,616        167,111        123,154
  Transfers between funds .........................       268,875        367,247         12,770         63,401
  Redemptions .....................................       (61,137)       (18,608)       (16,459)       (31,225)
  Annuity benefits ................................             -              -              -              -
  Annual contract maintenance charge (note 2) .....        (1,336)          (113)          (285)            (9)
  Contingent deferred sales charges (note 2) ......          (776)           (36)          (608)             -
  Adjustments to maintain reserves ................         1,699            273            257            (50)
                                                      -----------        -------        -------        -------
       Net equity transactions ....................     1,327,351        650,379        162,786        155,271
                                                      -----------        -------        -------        -------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............     1,440,180        717,296        187,630        159,816
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......       717,296              -        159,816              -
                                                      -----------        -------        -------        -------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $ 2,157,476        717,296        347,446        159,816
                                                      ===========        =======        =======        =======

                                                                Dry500Ix                      Dry3dCen
                                                        -------------------------      ------------------------
                                                           1999            1998          1999           1998
                                                        ----------     ----------      ---------      ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................    $   173,479        120,795              -              -
  Mortality, expense and administration
     charges (note 2) .............................       (233,441)      (129,044)       (18,115)       (11,355)
                                                        ----------     ----------      ---------      ---------
     Net investment activity ......................        (59,962)        (8,249)       (18,115)       (11,355)
                                                        ----------     ----------      ---------      ---------

  Proceeds from mutual fund shares sold ...........      2,358,016      2,847,389        375,085        277,680
  Cost of mutual fund shares sold .................     (1,459,171)    (2,101,605)      (296,561)      (215,841)
                                                        ----------     ----------      ---------      ---------
     Realized gain (loss) on investments ..........        898,845        745,784         78,524         61,839
  Change in unrealized gain (loss) on investments .      2,071,050      1,493,487        172,373         68,617
                                                        ----------     ----------      ---------      ---------
     Net gain (loss) on investments ...............      2,969,895      2,239,271        250,897        130,456
                                                        ----------     ----------      ---------      ---------
  Reinvested capital gains ........................        277,023          2,453        160,139        106,354
                                                        ----------     ----------      ---------      ---------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........      3,186,956      2,233,475        392,921        225,455
                                                        ----------     ----------      ---------      ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................      7,439,433      3,936,518        689,809        195,911
  Transfers between funds .........................      1,823,273          1,528       (117,085)         7,991
  Redemptions .....................................     (1,042,505)    (1,319,672)       (75,336)       (70,148)
  Annuity benefits ................................              -              -              -              -
  Annual contract maintenance charge (note 2) .....        (19,905)        (8,663)        (1,871)        (1,341)
  Contingent deferred sales charges (note 2) ......        (20,042)       (28,571)        (1,220)        (2,211)
  Adjustments to maintain reserves ................            166             51             29              1
                                                        ----------     ----------      ---------      ---------
       Net equity transactions ....................      8,180,420      2,581,191        494,326        130,203
                                                        ----------     ----------      ---------      ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............     11,367,376      4,814,666        887,247        355,658
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     12,445,816      7,631,150      1,077,131        721,473
                                                        ----------     ----------      ---------      ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .............    $23,813,192     12,445,816      1,964,378      1,077,131
                                                        ==========     ==========      =========      =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31, 1999 AND 1998



                                                                EvIncGro                       FedHiYld
                                                      --------------------------        ----------------------
                                                          1999            1998            1999           1998
                                                      -----------      ---------        -------        -------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $    66,966         53,014         43,451         10,742
  Mortality, expense and administration
     charges (note 2) .............................       (17,674)       (15,523)        (6,405)        (1,643)
                                                      -----------      ---------        -------        -------
     Net investment activity ......................        49,292         37,491         37,046          9,099
                                                      -----------      ---------        -------        -------

  Proceeds from mutual fund shares sold ...........       242,571        141,082        454,839          6,112
  Cost of mutual fund shares sold .................      (214,601)      (121,276)      (459,193)        (6,420)
                                                      -----------      ---------        -------        -------
     Realized gain (loss) on investments ..........        27,970         19,806         (4,354)          (308)
  Change in unrealized gain (loss) on investments .        85,128       (202,823)       (34,463)         2,169
                                                      -----------      ---------        -------        -------
     Net gain (loss) on investments ...............       113,098       (183,017)       (38,817)         1,861
                                                      -----------      ---------        -------        -------
  Reinvested capital gains ........................        25,558        119,607              -              -
                                                      -----------      ---------        -------        -------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........       187,948        (25,919)        (1,771)        10,960
                                                      -----------      ---------        -------        -------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................       181,434        529,511        155,180         52,736
  Transfers between funds .........................      (160,727)        (1,596)      (131,704)       427,826
  Redemptions .....................................       (70,401)      (329,204)       (12,620)        (2,247)
  Annuity benefits ................................             -              -              -              -
  Annual contract maintenance charge (note 2) .....        (1,050)          (584)          (242)           (13)
  Contingent deferred sales charges (note 2) ......          (619)          (286)          (184)           (46)
  Adjustments to maintain reserves ................             7              3            456            162
                                                      -----------      ---------        -------        -------
       Net equity transactions ....................       (51,356)       197,844         10,886        478,418
                                                      -----------      ---------        -------        -------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............       136,592        171,925          9,115        489,378
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     1,281,506      1,109,581        489,378              -
                                                      -----------      ---------        -------        -------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $ 1,418,098      1,281,506        498,493        489,378
                                                      ===========      =========        =======        =======

                                                                 FedBdFd                        FABal
                                                        ------------------------      -------------------------
                                                          1999            1998          1999            1998
                                                        ---------      ---------      ---------        -------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................    $  102,995         63,263         22,784         11,502
  Mortality, expense and administration
     charges (note 2) .............................       (18,422)       (11,793)       (11,737)        (4,942)
                                                        ---------      ---------      ---------        -------
     Net investment activity ......................        84,573         51,470         11,047          6,560
                                                        ---------      ---------      ---------        -------

  Proceeds from mutual fund shares sold ...........       458,722         87,912        239,744        463,667
  Cost of mutual fund shares sold .................      (482,630)       (85,985)      (254,691)      (435,638)
                                                        ---------      ---------      ---------        -------
     Realized gain (loss) on investments ..........       (23,908)         1,927        (14,947)        28,029
  Change in unrealized gain (loss) on investments .      (109,895)       (22,462)       (15,270)       (21,984)
                                                        ---------      ---------      ---------        -------
     Net gain (loss) on investments ...............      (133,803)       (20,535)       (30,217)         6,045
                                                        ---------      ---------      ---------        -------
  Reinvested capital gains ........................             -              -         49,976         35,081
                                                        ---------      ---------      ---------        -------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........       (49,230)        30,935         30,806         47,686
                                                        ---------      ---------      ---------        -------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................       519,407        217,429        973,573        285,138
  Transfers between funds .........................       (25,840)       627,230        (70,703)       (26,713)
  Redemptions .....................................       (98,914)       (41,428)       (66,271)       (15,263)
  Annuity benefits ................................             -              -              -              -
  Annual contract maintenance charge (note 2) .....          (719)          (198)        (1,130)          (415)
  Contingent deferred sales charges (note 2) ......        (1,002)            (1)        (1,134)          (539)
  Adjustments to maintain reserves ................            34             (3)            (6)           (12)
                                                        ---------      ---------      ---------        -------
       Net equity transactions ....................       392,966        803,029        834,329        242,196
                                                        ---------      ---------      ---------        -------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............       343,736        833,964        865,135        289,882
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     1,205,464        371,500        465,370        175,488
                                                        ---------      ---------      ---------        -------
CONTRACT OWNERS' EQUITY END OF PERIOD .............    $1,549,200      1,205,464      1,330,505        465,370
                                                        =========      =========      =========        =======

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                               FAEqInc                        FAGrOpp
                                                      --------------------------      ------------------------
                                                          1999            1998          1999             1998
                                                      -----------      ---------      ---------      ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $    11,115         10,023         66,016         48,032
  Mortality, expense and administration
     charges (note 2) .............................       (24,189)       (18,599)      (110,141)       (78,505)
                                                      -----------      ---------      ---------      ---------
     Net investment activity ......................       (13,074)        (8,576)       (44,125)       (30,473)
                                                      -----------      ---------      ---------      ---------

  Proceeds from mutual fund shares sold ...........       470,946        319,587        750,181      1,353,752
  Cost of mutual fund shares sold .................      (369,273)      (238,766)      (555,496)    (1,094,861)
                                                      -----------      ---------      ---------      ---------
     Realized gain (loss) on investments ..........       101,673         80,821        194,685        258,891
  Change in unrealized gain (loss) on investments .      (264,494)        55,249       (845,688)       732,635
                                                      -----------      ---------      ---------      ---------
     Net gain (loss) on investments ...............      (162,821)       136,070       (651,003)       991,526
                                                      -----------      ---------      ---------      ---------
  Reinvested capital gains ........................       211,430         71,848        900,042        251,548
                                                      -----------      ---------      ---------      ---------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........        35,535        199,342        204,914      1,212,601
                                                      -----------      ---------      ---------      ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................       582,052        451,869      2,517,631      1,711,707
  Transfers between funds .........................      (215,278)        35,389       (189,059)       (64,906)
  Redemptions .....................................       (61,176)      (185,723)      (470,392)      (359,563)
  Annuity benefits ................................             -              -              -              -
  Annual contract maintenance charge (note 2) .....        (2,401)        (1,384)        (9,262)        (5,519)
  Contingent deferred sales charges (note 2) ......        (1,758)        (1,588)        (8,286)        (6,868)
  Adjustments to maintain reserves ................            (6)            (6)           (60)            44
                                                      -----------      ---------      ---------      ---------
       Net equity transactions ....................       301,433        298,557      1,840,572      1,274,895
                                                      -----------      ---------      ---------      ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............       336,968        497,899      2,045,486      2,487,496
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     1,708,319      1,210,420      7,285,888      4,798,392
                                                      -----------      ---------      ---------      ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $ 2,045,287      1,708,319      9,331,374      7,285,888
                                                      ===========      =========      =========      =========

                                                                FAHiYld                       FidAsMgr
                                                        ------------------------      ------------------------
                                                           1999           1998           1999           1998
                                                        ---------      ---------      ---------      ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................    $  221,385        255,735        153,886        117,170
  Mortality, expense and administration
     charges (note 2) .............................       (37,448)       (38,336)       (62,792)       (49,446)
                                                        ---------      ---------      ---------      ---------
     Net investment activity ......................       183,937        217,399         91,094         67,724
                                                        ---------      ---------      ---------      ---------

  Proceeds from mutual fund shares sold ...........     1,055,487      1,050,322        547,891        896,828
  Cost of mutual fund shares sold .................    (1,168,248)    (1,032,112)      (486,585)      (671,236)
                                                        ---------      ---------      ---------      ---------
     Realized gain (loss) on investments ..........      (112,761)        18,210         61,306        225,592
  Change in unrealized gain (loss) on investments .       125,442       (349,860)       212,814       (393,169)
                                                        ---------      ---------      ---------      ---------
     Net gain (loss) on investments ...............        12,681       (331,650)       274,120       (167,577)
                                                        ---------      ---------      ---------      ---------
  Reinvested capital gains ........................             -         31,024        212,824        626,712
                                                        ---------      ---------      ---------      ---------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........       196,618        (83,227)       578,038        526,859
                                                        ---------      ---------      ---------      ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................       591,358        814,267      1,304,975        740,021
  Transfers between funds .........................      (367,666)      (223,421)      (138,610)       (76,681)
  Redemptions .....................................      (273,085)      (195,080)      (274,660)      (694,794)
  Annuity benefits ................................             -              -              -              -
  Annual contract maintenance charge (note 2) .....        (2,284)        (1,287)        (3,895)        (2,816)
  Contingent deferred sales charges (note 2) ......        (2,121)        (3,651)        (4,736)       (16,506)
  Adjustments to maintain reserves ................        (2,747)           446            176             21
                                                        ---------      ---------      ---------      ---------
       Net equity transactions ....................       (56,545)       391,274        883,250        (50,755)
                                                        ---------      ---------      ---------      ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............       140,073        308,047      1,461,288        476,104
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     2,800,745      2,492,698      4,144,138      3,668,034
                                                        ---------      ---------      ---------      ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .............    $2,940,818      2,800,745      5,605,426      4,144,138
                                                        =========      =========      =========      =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                              FidCapInc                       FidEqInc
                                                      --------------------------     -------------------------
                                                          1999           1998           1999           1998
                                                      -----------      ---------     ----------     ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $    92,610        117,272        233,896        269,798
  Mortality, expense and administration
     charges (note 2) .............................       (14,582)       (16,266)      (218,755)      (229,390)
                                                      -----------      ---------     ----------     ----------
     Net investment activity ......................        78,028        101,006         15,141         40,408
                                                      -----------      ---------     ----------     ----------

  Proceeds from mutual fund shares sold ...........       379,568        139,878      3,397,056      3,943,497
  Cost of mutual fund shares sold .................      (355,475)      (116,142)    (1,867,367)    (2,379,246)
                                                      -----------      ---------     ----------     ----------
     Realized gain (loss) on investments ..........        24,093         23,736      1,529,689      1,564,251
  Change in unrealized gain (loss) on investments .       (14,514)      (112,592)    (2,022,662)      (528,172)
                                                      -----------      ---------     ----------     ----------
     Net gain (loss) on investments ...............         9,579        (88,856)      (492,973)     1,036,079
                                                      -----------      ---------     ----------     ----------
  Reinvested capital gains ........................        40,370         32,589      1,446,910        735,781
                                                      -----------      ---------     ----------     ----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........       127,977         44,739        969,078      1,812,268
                                                      -----------      ---------     ----------     ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................             -          1,897      1,545,727      1,203,569
  Transfers between funds .........................      (123,285)        (8,199)    (1,091,107)    (1,030,099)
  Redemptions .....................................      (238,589)      (112,832)    (2,329,777)    (2,317,284)
  Annuity benefits ................................        (1,625)        (1,566)        (5,247)        (4,684)
  Annual contract maintenance charge (note 2) .....        (1,525)        (1,764)       (18,301)       (17,633)
  Contingent deferred sales charges (note 2) ......          (146)          (290)       (11,982)       (13,552)
  Adjustments to maintain reserves ................          (386)           144            189           (186)
                                                      -----------      ---------     ----------     ----------
       Net equity transactions ....................      (365,556)      (122,610)    (1,910,498)    (2,179,869)
                                                      -----------      ---------     ----------     ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............      (237,579)       (77,871)      (941,420)      (367,601)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     1,211,457      1,289,328     17,076,425     17,444,026
                                                      -----------      ---------     ----------     ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $   973,878      1,211,457     16,135,005     17,076,425
                                                      ===========      =========     ==========     ==========

                                                                FidMgIn                      FidPurtn
                                                       -------------------------     -------------------------
                                                          1999           1998          1999            1998
                                                       ----------     ----------     ----------     ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $   186,247        117,953        473,978        443,211
  Mortality, expense and administration
     charges (note 2) .............................      (396,210)      (234,858)      (193,771)      (173,935)
                                                       ----------     ----------     ----------     ----------
     Net investment activity ......................      (209,963)      (116,905)       280,207        269,276
                                                       ----------     ----------     ----------     ----------

  Proceeds from mutual fund shares sold ...........     1,663,128      1,944,713      2,724,132      1,884,862
  Cost of mutual fund shares sold .................    (1,134,531)    (1,734,936)    (2,380,613)    (1,482,526)
                                                       ----------     ----------     ----------     ----------
     Realized gain (loss) on investments ..........       528,597        209,777        343,519        402,336
  Change in unrealized gain (loss) on investments .     3,321,891      4,084,520     (1,141,665)       177,749
                                                       ----------     ----------     ----------     ----------
     Net gain (loss) on investments ...............     3,850,488      4,294,297       (798,146)       580,085
                                                       ----------     ----------     ----------     ----------
  Reinvested capital gains ........................     2,703,524        884,756        726,332      1,012,923
                                                       ----------     ----------     ----------     ----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........     6,344,049      5,062,148        208,393      1,862,284
                                                       ----------     ----------     ----------     ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................    10,193,949      4,957,504      3,005,029      2,895,054
  Transfers between funds .........................     1,114,670       (286,839)    (2,047,732)      (942,420)
  Redemptions .....................................    (1,510,513)    (1,512,760)      (794,957)    (1,263,833)
  Annuity benefits ................................             -              -              -              -
  Annual contract maintenance charge (note 2) .....       (23,202)       (16,887)       (10,523)        (9,022)
  Contingent deferred sales charges (note 2) ......       (31,378)       (31,705)       (14,389)       (23,520)
  Adjustments to maintain reserves ................         4,877            251             (1)            89
                                                       ----------     ----------     ----------     ----------
       Net equity transactions ....................     9,748,403      3,109,564        137,427        656,348
                                                       ----------     ----------     ----------     ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............    16,092,452      8,171,712        345,820      2,518,632
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......    22,752,524     14,580,812     14,377,391     11,858,759
                                                       ----------     ----------     ----------     ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $38,844,976     22,752,524     14,723,211     14,377,391
                                                       ==========     ==========     ==========     ==========

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                                FidVIPHI                      FranMutSer
                                                      --------------------------        ----------------------
                                                          1999             1998           1999           1998
                                                      -----------        -------        -------        -------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $    11,245         19,285          4,394          3,923
  Mortality, expense and administration
     charges (note 2) .............................        (1,576)        (2,858)        (3,723)        (1,297)
                                                      -----------        -------        -------        -------
     Net investment activity ......................         9,669         16,427            671          2,626
                                                      -----------        -------        -------        -------

  Proceeds from mutual fund shares sold ...........        24,023        146,537        158,518         34,211
  Cost of mutual fund shares sold .................       (22,141)      (137,310)      (161,602)       (39,523)
                                                      -----------        -------        -------        -------
     Realized gain (loss) on investments ..........         1,882          9,227         (3,084)        (5,312)
  Change in unrealized gain (loss) on investments .        (4,341)       (46,265)         9,018        (16,432)
                                                      -----------        -------        -------        -------
     Net gain (loss) on investments ...............        (2,459)       (37,038)         5,934        (21,744)
                                                      -----------        -------        -------        -------
  Reinvested capital gains ........................           420         12,254         20,109         10,640
                                                      -----------        -------        -------        -------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........         7,630         (8,357)        26,714         (8,478)
                                                      -----------        -------        -------        -------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................             -              -         89,498        151,888
  Transfers between funds .........................       (22,367)      (132,120)        27,444         43,975
  Redemptions .....................................             -        (11,242)       (37,866)        (1,472)
  Annuity benefits ................................             -              -              -              -
  Annual contract maintenance charge (note 2) .....           (77)          (110)          (623)           (16)
  Contingent deferred sales charges (note 2) ......             -              -           (531)             -
  Adjustments to maintain reserves ................            (9)            (4)           267             96
                                                      -----------        -------        -------        -------
       Net equity transactions ....................       (22,453)      (143,476)        78,189        194,471
                                                      -----------        -------        -------        -------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............       (14,823)      (151,833)       104,903        185,993
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......       121,339        273,172        185,993              -
                                                      -----------        -------        -------        -------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $   106,516        121,339        290,896        185,993
                                                      ===========        =======        =======        =======

                                                                InvDynam                     JanFund
                                                        ------------------------    -------------------------
                                                           1999           1998         1999            1998
                                                        ---------      ---------    ----------      ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................    $        -              -             -         13,196
  Mortality, expense and administration
     charges (note 2) .............................       (14,436)             -      (136,357)       (59,083)
                                                        ---------      ---------    ----------      ---------
     Net investment activity ......................       (14,436)             -      (136,357)       (45,887)
                                                        ---------      ---------    ----------      ---------

  Proceeds from mutual fund shares sold ...........       177,186              -     1,467,695        630,648
  Cost of mutual fund shares sold .................      (145,218)             -      (948,993)      (554,019)
                                                        ---------      ---------    ----------      ---------
     Realized gain (loss) on investments ..........        31,968              -       518,702         76,629
  Change in unrealized gain (loss) on investments .       737,993              -     2,229,356      1,321,824
                                                        ---------      ---------    ----------      ---------
     Net gain (loss) on investments ...............       769,961              -     2,748,058      1,398,453
                                                        ---------      ---------    ----------      ---------
  Reinvested capital gains ........................       127,810              -     1,754,780        144,449
                                                        ---------      ---------    ----------      ---------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........       883,335              -     4,366,481      1,497,015
                                                        ---------      ---------    ----------      ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................       751,995              -     4,413,201      1,312,739
  Transfers between funds .........................     2,002,769              -     3,096,905        123,452
  Redemptions .....................................       (92,753)             -      (585,095)      (273,851)
  Annuity benefits ................................             -              -             -              -
  Annual contract maintenance charge (note 2) .....          (384)             -        (9,108)        (3,757)
  Contingent deferred sales charges (note 2) ......        (2,881)             -       (11,511)        (5,439)
  Adjustments to maintain reserves ................         1,470              -           200             87
                                                        ---------      ---------    ----------      ---------
       Net equity transactions ....................     2,660,216              -     6,904,592      1,153,231
                                                        ---------      ---------    ----------      ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............     3,543,551              -    11,271,073      2,650,246
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......             -              -     6,097,880      3,447,634
                                                        ---------      ---------    ----------      ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .............    $3,543,551              -    17,368,953      6,097,880
                                                        =========      =========    ==========      =========


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                Jan20Fd                        JanWrldwde
                                                      ----------------------------      --------------------------
                                                           1999            1998            1999             1998
                                                      ------------      ----------      ----------       ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $    110,311          42,176           6,195          27,824
  Mortality, expense and administration
     charges (note 2) .............................       (409,436)       (127,040)       (144,113)        (73,506)
                                                      ------------      ----------      ----------       ---------
     Net investment activity ......................       (299,125)        (84,864)       (137,918)        (45,682)
                                                      ------------      ----------      ----------       ---------

  Proceeds from mutual fund shares sold ...........      3,443,884       2,274,301         805,632       1,326,534
  Cost of mutual fund shares sold .................     (1,567,343)     (1,711,517)       (502,006)     (1,091,427)
                                                      ------------      ----------      ----------       ---------
     Realized gain (loss) on investments ..........      1,876,541         562,784         303,626         235,107
  Change in unrealized gain (loss) on investments .     13,558,639       5,023,354       6,168,659         896,338
                                                      ------------      ----------      ----------       ---------
     Net gain (loss) on investments ...............     15,435,180       5,586,138       6,472,285       1,131,445
                                                      ------------      ----------      ----------       ---------
  Reinvested capital gains ........................      2,382,851          91,123         300,343               -
                                                      ------------      ----------      ----------       ---------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........     17,518,906       5,592,397       6,634,710       1,085,763
                                                      ------------      ----------      ----------       ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................     15,989,396       3,053,816       4,872,858       2,138,597
  Transfers between funds .........................      4,959,838       2,754,222       1,138,194         111,111
  Redemptions .....................................     (2,382,467)       (867,882)       (590,624)       (301,152)
  Annuity benefits ................................              -               -               -               -
  Annual contract maintenance charge (note 2) .....        (25,581)         (8,378)        (11,238)         (5,392)
  Contingent deferred sales charges (note 2) ......        (54,887)        (17,610)         (9,166)         (6,090)
  Adjustments to maintain reserves ................          1,173             447             520              70
                                                      ------------      ----------      ----------       ---------
       Net equity transactions ....................     18,487,472       4,914,615       5,400,544       1,937,144
                                                      ------------      ----------      ----------       ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............     36,006,378      10,507,012      12,035,254       3,022,907
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     16,416,311       5,909,299       6,997,578       3,974,671
                                                      ------------      ----------      ----------       ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $ 52,422,689      16,416,311      19,032,832       6,997,578
                                                      ============      ==========      ==========       =========


                                                                LazSmCap                        MFSWdGvt
                                                         -----------------------        -----------------------
                                                           1999           1998            1999            1998
                                                         -------        --------        -------         -------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................     $    188               -         38,704          46,268
  Mortality, expense and administration
     charges (note 2) .............................         (634)              -         (8,112)         (9,446)
                                                         -------        --------        -------         -------
     Net investment activity ......................         (446)              -         30,592          36,822
                                                         -------        --------        -------         -------

  Proceeds from mutual fund shares sold ...........       72,252               -        306,136         254,224
  Cost of mutual fund shares sold .................      (70,119)              -       (330,879)       (271,092)
                                                         -------        --------        -------         -------
     Realized gain (loss) on investments ..........        2,133               -        (24,743)        (16,868)
  Change in unrealized gain (loss) on investments .       (6,204)              -        (36,873)         (1,563)
                                                         -------        --------        -------         -------
     Net gain (loss) on investments ...............       (4,071)              -        (61,616)        (18,431)
                                                         -------        --------        -------         -------
  Reinvested capital gains ........................        6,007               -              -               -
                                                         -------        --------        -------         -------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........        1,490               -        (31,024)         18,391
                                                         -------        --------        -------         -------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................       95,307               -         58,963          53,676
  Transfers between funds .........................       85,026             454       (138,762)         10,990
  Redemptions .....................................            -               -       (122,666)        (84,094)
  Annuity benefits ................................            -               -         (2,456)         (2,578)
  Annual contract maintenance charge (note 2) .....           (9)              -           (910)         (1,081)
  Contingent deferred sales charges (note 2) ......            -               -         (1,236)           (962)
  Adjustments to maintain reserves ................         (298)             16           (319)            273
                                                         -------        --------        -------         -------
       Net equity transactions ....................      180,026             470       (207,386)        (23,776)
                                                         -------        --------        -------         -------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............      181,516             470       (238,410)         (5,385)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......          470               -        756,404         761,789
                                                         -------        --------        -------         -------
CONTRACT OWNERS' EQUITY END OF PERIOD .............     $181,986             470        517,994         756,404
                                                         =======        ========        =======         =======

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                 NWBdFd                        NWFund
                                                      --------------------------      ------------------------
                                                          1999             1998          1999            1998
                                                      -----------      ---------      ---------      ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $    95,233         93,677         65,302         58,065
  Mortality, expense and administration
     charges (note 2) .............................       (20,947)       (20,893)      (109,757)       (79,929)
                                                      -----------      ---------      ---------      ---------
     Net investment activity ......................        74,286         72,784        (44,455)       (21,864)
                                                      -----------      ---------      ---------      ---------

  Proceeds from mutual fund shares sold ...........       630,227        536,549      1,690,158      2,006,814
  Cost of mutual fund shares sold .................      (628,048)      (509,194)    (1,037,842)    (1,061,945)
                                                      -----------      ---------      ---------      ---------
     Realized gain (loss) on investments ..........         2,179         27,355        652,316        944,869
  Change in unrealized gain (loss) on investments .      (143,935)         2,462     (1,224,488)       168,811
                                                      -----------      ---------      ---------      ---------
     Net gain (loss) on investments ...............      (141,756)        29,817       (572,172)     1,113,680
                                                      -----------      ---------      ---------      ---------
  Reinvested capital gains ........................             -              -        523,109        351,018
                                                      -----------      ---------      ---------      ---------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........       (67,470)       102,601        (93,518)     1,442,834
                                                      -----------      ---------      ---------      ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................       464,741        373,966      3,211,265      2,518,633
  Transfers between funds .........................      (177,367)      (106,283)      (778,608)       286,664
  Redemptions .....................................      (241,981)      (479,980)    (1,208,864)    (1,272,428)
  Annuity benefits ................................           (18)          (214)          (152)        (1,645)
  Annual contract maintenance charge (note 2) .....        (1,330)        (1,293)       (12,189)        (5,526)
  Contingent deferred sales charges (note 2) ......        (2,347)          (972)        (6,961)        (5,815)
  Adjustments to maintain reserves ................        (1,974)            59        (17,167)          (970)
                                                      -----------      ---------      ---------      ---------
       Net equity transactions ....................        39,724       (214,717)     1,187,324      1,518,913
                                                      -----------      ---------      ---------      ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............       (27,746)      (112,116)     1,093,806      2,961,747
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     1,601,069      1,713,185      7,462,477      4,500,730
                                                      -----------      ---------      ---------      ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $ 1,573,323      1,601,069      8,556,283      7,462,477
                                                      ===========      =========      =========      =========

                                                                 NWGroFd                      NWIndxFdR
                                                        ------------------------        ----------------------
                                                           1999            1998           1999         1998
                                                        ---------      ---------        -------      ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................    $    6,354          5,977            777              -
  Mortality, expense and administration
     charges (note 2) .............................       (46,039)       (53,844)        (1,327)             -
                                                        ---------      ---------        -------      ---------
     Net investment activity ......................       (39,685)       (47,867)          (550)             -
                                                        ---------      ---------        -------      ---------

  Proceeds from mutual fund shares sold ...........       980,126      2,457,885          4,536              -
  Cost of mutual fund shares sold .................      (686,099)    (1,632,831)        (4,303)             -
                                                        ---------      ---------        -------      ---------
     Realized gain (loss) on investments ..........       294,027        825,054            233              -
  Change in unrealized gain (loss) on investments .      (202,135)      (146,456)        21,131              -
                                                        ---------      ---------        -------      ---------
     Net gain (loss) on investments ...............        91,892        678,598         21,364              -
                                                        ---------      ---------        -------      ---------
  Reinvested capital gains ........................       442,086        224,429            341              -
                                                        ---------      ---------        -------      ---------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........       494,293        855,160         21,155              -
                                                        ---------      ---------        -------      ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................       496,793        390,995        175,404              -
  Transfers between funds .........................       (71,634)      (150,263)        15,317              -
  Redemptions .....................................      (886,886)    (1,950,035)        (1,003)             -
  Annuity benefits ................................          (141)        (1,563)             -              -
  Annual contract maintenance charge (note 2) .....        (4,494)        (3,472)           (10)             -
  Contingent deferred sales charges (note 2) ......        (3,288)        (4,096)           (19)             -
  Adjustments to maintain reserves ................       (18,658)           524            103              -
                                                        ---------      ---------        -------      ---------
       Net equity transactions ....................      (488,308)    (1,717,910)       189,792              -
                                                        ---------      ---------        -------      ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............         5,985       (862,750)       210,947              -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     3,543,989      4,406,739              -              -
                                                        ---------      ---------        -------      ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .............    $3,549,974      3,543,989        210,947              -
                                                        =========      =========        =======      =========


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
STATEMENTS OF OPERATIONS, Continued
YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                 NWMyMkt                           NWUSGvt
                                                      ----------------------------         -----------------------
                                                          1999             1998             1999            1998
                                                      ------------      ----------         -------         -------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $    542,690         461,473          27,163          14,221
  Mortality, expense and administration
     charges (note 2) .............................       (154,492)       (122,488)         (6,715)         (3,754)
                                                      ------------      ----------         -------         -------
     Net investment activity ......................        388,198         338,985          20,448          10,467
                                                      ------------      ----------         -------         -------

  Proceeds from mutual fund shares sold ...........     16,488,282      13,390,890         758,992         370,513
  Cost of mutual fund shares sold .................    (16,488,282)    (13,390,890)       (788,734)       (365,796)
                                                      ------------      ----------         -------         -------
     Realized gain (loss) on investments ..........              -               -         (29,742)          4,717
  Change in unrealized gain (loss) on investments .              -               -         (13,433)         (8,808)
                                                      ------------      ----------         -------         -------
     Net gain (loss) on investments ...............              -               -         (43,175)         (4,091)
                                                      ------------      ----------         -------         -------
  Reinvested capital gains ........................              -               -           1,715           3,694
                                                      ------------      ----------         -------         -------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........        388,198         338,985         (21,012)         10,070
                                                      ------------      ----------         -------         -------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................      6,833,790       6,108,738         612,619         292,897
  Transfers between funds .........................     (1,084,885)        188,506        (477,996)        147,064
  Redemptions .....................................     (3,242,473)     (2,839,314)       (191,094)         (7,884)
  Annuity benefits ................................           (377)         (1,725)              -               -
  Annual contract maintenance charge (note 2) .....        (10,508)         (8,599)           (431)           (162)
  Contingent deferred sales charges (note 2) ......        (73,053)        (48,336)           (193)           (105)
  Adjustments to maintain reserves ................        (16,045)          1,133              (4)            796
                                                      ------------      ----------         -------         -------
       Net equity transactions ....................      2,406,449       3,400,403         (57,099)        432,606
                                                      ------------      ----------         -------         -------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............      2,794,647       3,739,388         (78,111)        442,676
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     11,504,938       7,765,550         517,836          75,160
                                                      ------------      ----------         -------         -------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $ 14,299,585      11,504,938         439,725         517,836
                                                      ============      ==========         =======         =======


                                                                  NBGenesTr                     NBGuardTr
                                                          -----------------------       -------------------------
                                                            1999            1998           1999           1998
                                                          -------         -------       ---------       ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................      $  3,514           3,629          56,088          43,561
  Mortality, expense and administration
     charges (note 2) .............................        (9,160)         (5,221)        (93,699)       (102,643)
                                                          -------         -------       ---------       ---------
     Net investment activity ......................        (5,646)         (1,592)        (37,611)        (59,082)
                                                          -------         -------       ---------       ---------

  Proceeds from mutual fund shares sold ...........       325,288          46,166       2,233,501       1,421,419
  Cost of mutual fund shares sold .................      (380,896)        (51,966)     (2,271,244)     (1,295,137)
                                                          -------         -------       ---------       ---------
     Realized gain (loss) on investments ..........       (55,608)         (5,800)        (37,743)        126,282
  Change in unrealized gain (loss) on investments .        81,946         (47,655)     (1,012,384)     (1,131,594)
                                                          -------         -------       ---------       ---------
     Net gain (loss) on investments ...............        26,338         (53,455)     (1,050,127)     (1,005,312)
                                                          -------         -------       ---------       ---------
  Reinvested capital gains ........................             -           6,048       1,578,197       1,110,714
                                                          -------         -------       ---------       ---------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........        20,692         (48,999)        490,459          46,320
                                                          -------         -------       ---------       ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................       203,802         361,520       1,262,107       1,484,830
  Transfers between funds .........................      (115,862)        323,146      (1,868,774)     (1,057,014)
  Redemptions .....................................       (56,722)        (10,080)       (389,152)       (595,129)
  Annuity benefits ................................             -               -               -               -
  Annual contract maintenance charge (note 2) .....          (598)            (57)         (5,549)         (5,098)
  Contingent deferred sales charges (note 2) ......        (1,250)            (76)         (9,654)         (8,659)
  Adjustments to maintain reserves ................         1,911             267          12,098              (9)
                                                          -------         -------       ---------       ---------
       Net equity transactions ....................        31,281         674,720        (998,924)       (181,079)
                                                          -------         -------       ---------       ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............        51,973         625,721        (508,465)       (134,759)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......       625,721               -       7,499,816       7,634,575
                                                          -------         -------       ---------       ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .............      $677,694         625,721       6,991,351       7,499,816
                                                          =======         =======       =========       =========

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                                 NBLtdMat                     NBPartFd
                                                      --------------------------      ------------------------
                                                          1999             1998         1999            1998
                                                      -----------        -------      ---------      ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $    79,478         50,742         89,413              -
  Mortality, expense and administration
     charges (note 2) .............................       (16,850)       (11,240)      (114,287)      (112,673)
                                                      -----------        -------      ---------      ---------
     Net investment activity ......................        62,628         39,502        (24,874)      (112,673)
                                                      -----------        -------      ---------      ---------

  Proceeds from mutual fund shares sold ...........       589,165        212,801      2,342,834      1,369,375
  Cost of mutual fund shares sold .................      (612,091)      (213,183)    (2,220,647)    (1,169,514)
                                                      -----------        -------      ---------      ---------
     Realized gain (loss) on investments ..........       (22,926)          (382)       122,187        199,861
  Change in unrealized gain (loss) on investments .       (39,222)       (12,717)      (502,155)      (542,191)
                                                      -----------        -------      ---------      ---------
     Net gain (loss) on investments ...............       (62,148)       (13,099)      (379,968)      (342,330)
                                                      -----------        -------      ---------      ---------
  Reinvested capital gains ........................             -              -        955,799        808,960
                                                      -----------        -------      ---------      ---------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........           480         26,403        550,957        353,957
                                                      -----------        -------      ---------      ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................       761,986        348,091      1,159,627      3,047,800
  Transfers between funds .........................      (234,865)      (146,743)    (2,302,271)      (551,497)
  Redemptions .....................................       (57,835)       (31,227)      (459,594)      (922,110)
  Annuity benefits ................................             -              -              -              -
  Annual contract maintenance charge (note 2) .....          (701)          (396)       (10,544)        (7,349)
  Contingent deferred sales charges (note 2) ......          (314)          (183)        (9,682)       (18,634)
  Adjustments to maintain reserves ................           321            225             30            (27)
                                                      -----------        -------      ---------      ---------
       Net equity transactions ....................       468,592        169,767     (1,622,434)     1,548,183
                                                      -----------        -------      ---------      ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............       469,072        196,170     (1,071,477)     1,902,140
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......       981,318        785,148      9,328,976      7,426,836
                                                      -----------        -------      ---------      ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $ 1,450,390        981,318      8,257,499      9,328,976
                                                      ===========        =======      =========      =========

                                                                  OppGlob                      PhxBalFd
                                                         -------------------------      ------------------------
                                                            1999            1998          1999            1998
                                                         ----------      ---------      ---------        -------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................     $    61,855         61,774         21,606         18,333
  Mortality, expense and administration
     charges (note 2) .............................        (108,929)       (85,201)       (11,945)        (9,786)
                                                         ----------      ---------      ---------        -------
     Net investment activity ......................         (47,074)       (23,427)         9,661          8,547
                                                         ----------      ---------      ---------        -------

  Proceeds from mutual fund shares sold ...........       2,303,088      2,675,792         78,572        143,908
  Cost of mutual fund shares sold .................      (2,056,611)    (2,232,654)       (72,900)      (144,310)
                                                         ----------      ---------      ---------        -------
     Realized gain (loss) on investments ..........         246,477        443,138          5,672           (402)
  Change in unrealized gain (loss) on investments .       3,280,514       (210,371)        13,459         80,132
                                                         ----------      ---------      ---------        -------
     Net gain (loss) on investments ...............       3,526,991        232,767         19,131         79,730
                                                         ----------      ---------      ---------        -------
  Reinvested capital gains ........................         715,136        475,445         60,704         29,498
                                                         ----------      ---------      ---------        -------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........       4,195,053        684,785         89,496        117,775
                                                         ----------      ---------      ---------        -------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................       1,227,953      1,551,016        202,683        143,962
  Transfers between funds .........................        (348,998)       (79,722)         8,440        (31,417)
  Redemptions .....................................        (430,714)      (562,042)       (33,653)       (95,632)
  Annuity benefits ................................               -              -              -              -
  Annual contract maintenance charge (note 2) .....          (7,116)        (5,709)        (1,030)          (749)
  Contingent deferred sales charges (note 2) ......          (7,553)       (12,575)          (665)        (1,821)
  Adjustments to maintain reserves ................          (7,592)        (5,842)            50             (7)
                                                         ----------      ---------      ---------        -------
       Net equity transactions ....................         425,980        885,126        175,825         14,336
                                                         ----------      ---------      ---------        -------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............       4,621,033      1,569,911        265,321        132,111
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......       7,265,693      5,695,782        795,875        663,764
                                                         ----------      ---------      ---------        -------
CONTRACT OWNERS' EQUITY END OF PERIOD .............     $11,886,726      7,265,693      1,061,196        795,875
                                                         ==========      =========      =========        =======


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                              PrBal                   PrInt               PrLgCpGro
                                                      --------------------     ------------------     ------------------
                                                        1999        1998        1999         1998      1999        1998
                                                      --------     -------     ------       -----     ------      ------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $     42           -         17           -          -           -
  Mortality, expense and administration
     charges (note 2) .............................        (18)          -       (116)          -        (57)          -
                                                      --------     -------     ------       -----     ------      ------
     Net investment activity ......................         24           -        (99)          -        (57)          -
                                                      --------     -------     ------       -----     ------      ------

  Proceeds from mutual fund shares sold ...........        746           -      3,276           -      1,499           -
  Cost of mutual fund shares sold .................       (753)          -     (3,226)          -     (1,519)          -
                                                      --------     -------     ------       -----     ------      ------
     Realized gain (loss) on investments ..........         (7)          -         50           -        (20)          -
  Change in unrealized gain (loss) on investments .         96           -      3,405           -      2,702           -
                                                      --------     -------     ------       -----     ------      ------
     Net gain (loss) on investments ...............         89           -      3,455           -      2,682           -
                                                      --------     -------     ------       -----     ------      ------
  Reinvested capital gains ........................         65           -        422           -        204           -
                                                      --------     -------     ------       -----     ------      ------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........        178           -      3,778           -      2,829           -
                                                      --------     -------     ------       -----     ------      ------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................      4,356           -      7,086           -     13,026           -
  Transfers between funds .........................          -           -     39,644       1,815      5,224           -
  Redemptions .....................................       (692)          -          -           -     (1,378)          -
  Annuity benefits ................................          -           -          -           -          -           -
  Annual contract maintenance charge (note 2) .....          -           -         (2)          -          -           -
  Contingent deferred sales charges (note 2) ......          -           -          -           -          -           -
  Adjustments to maintain reserves ................         (5)          -        (35)          1         20           -
                                                      --------     -------     ------       -----     ------      ------
       Net equity transactions ....................      3,659           -     46,693       1,816     16,892           -
                                                      --------     -------     ------       -----     ------      ------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............      3,837           -     50,471       1,816     19,721           -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......          -           -      1,816           -          -           -
                                                      --------     -------     ------       -----     ------      ------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $  3,837           -     52,287       1,816     19,721           -
                                                      ========     =======     ======       =====     ======      ======

                                                        PrLgCpVal
                                                     -----------------
                                                      1999      1998
                                                     -----     -------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................ $    4           -
  Mortality, expense and administration
     charges (note 2) .............................     (3)          -
                                                     -----     -------
     Net investment activity ......................      1           -
                                                     -----     -------

  Proceeds from mutual fund shares sold ...........      3           -
  Cost of mutual fund shares sold .................     (3)          -
                                                     -----     -------
     Realized gain (loss) on investments ..........      -           -
  Change in unrealized gain (loss) on investments .    (58)          -
                                                     -----     -------
     Net gain (loss) on investments ...............    (58)          -
                                                     -----     -------
  Reinvested capital gains ........................      4           -
                                                     -----     -------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........    (53)          -
                                                     -----     -------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................  1,100           -
  Transfers between funds .........................      -           -
  Redemptions .....................................      -           -
  Annuity benefits ................................      -           -
  Annual contract maintenance charge (note 2) .....      -           -
  Contingent deferred sales charges (note 2) ......      -           -
  Adjustments to maintain reserves ................      -           -
                                                     -----     -------
       Net equity transactions ....................  1,100           -
                                                     -----     -------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............  1,047           -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......      -           -
                                                     -----     -------
CONTRACT OWNERS' EQUITY END OF PERIOD ............. $1,047           -
                                                     =====     =======

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                              PrSmCap                  STComStk                   StTotRet
                                                      ----------------------    -----------------------    -----------------------
                                                         1999          1998        1999          1998         1999        1998
                                                      ----------     -------    ---------      --------    ---------     ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $        4           -            -             -            -         4,227
  Mortality, expense and administration
     charges (note 2) .............................         (226)          -       (5,395)            -      (38,412)      (22,635)
                                                      ----------     -------    ---------      --------    ---------     ---------
     Net investment activity ......................         (222)          -       (5,395)            -      (38,412)      (18,408)
                                                      ----------     -------    ---------      --------    ---------     ---------

  Proceeds from mutual fund shares sold ...........        1,495           -       60,427             -      213,377       377,041
  Cost of mutual fund shares sold .................       (1,454)          -      (57,029)            -     (158,861)     (384,883)
                                                      ----------     -------    ---------      --------    ---------     ---------
     Realized gain (loss) on investments ..........           41           -        3,398             -       54,516        (7,842)
  Change in unrealized gain (loss) on investments .        9,774           -       60,703             -      941,083       473,589
                                                      ----------     -------    ---------      --------    ---------     ---------
     Net gain (loss) on investments ...............        9,815           -       64,101             -      995,599       465,747
                                                      ----------     -------    ---------      --------    ---------     ---------
  Reinvested capital gains ........................          769           -      114,677             -      694,656        21,813
                                                      ----------     -------    ---------      --------    ---------     ---------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........       10,362           -      173,383             -    1,651,843       469,152
                                                      ----------     -------    ---------      --------    ---------     ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................       45,455           -      403,570             -    1,173,612       307,761
  Transfers between funds .........................       42,914         454      431,123             -      335,991      (207,357)
  Redemptions .....................................         (544)          -       (4,495)            -     (291,607)     (154,396)
  Annuity benefits ................................            -           -            -             -            -             -
  Annual contract maintenance charge (note 2) .....            0           -         (114)            -       (2,266)       (1,357)
  Contingent deferred sales charges (note 2) ......            -           -          (44)            -       (2,761)       (2,073)
  Adjustments to maintain reserves ................           11          12          451             -           90            34
                                                      ----------     -------    ---------      --------    ---------     ---------
       Net equity transactions ....................       87,836         466      830,491             -    1,213,059       (57,388)
                                                      ----------     -------    ---------      --------    ---------     ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............       98,198         466    1,003,874             -    2,864,902       411,764
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......          466           -            -             -    2,024,780     1,613,016
                                                      ----------     -------    ---------      --------    ---------     ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $   98,664         466    1,003,874             -    4,889,682     2,024,780
                                                      ==========     =======    =========      ========    =========     =========

                                                              TemForFd
                                                        -----------------------
                                                          1999          1998
                                                        ---------     ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................    $  154,634       111,484
  Mortality, expense and administration
     charges (note 2) .............................       (60,463)      (59,378)
                                                        ---------     ---------
     Net investment activity ......................        94,171        52,106
                                                        ---------     ---------

  Proceeds from mutual fund shares sold ...........     2,870,259     1,293,020
  Cost of mutual fund shares sold .................    (3,044,788)   (1,287,738)
                                                        ---------     ---------
     Realized gain (loss) on investments ..........      (174,529)        5,282
  Change in unrealized gain (loss) on investments .     1,497,360      (678,199)
                                                        ---------     ---------
     Net gain (loss) on investments ...............     1,322,831      (672,917)
                                                        ---------     ---------
  Reinvested capital gains ........................        46,781       328,019
                                                        ---------     ---------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........     1,463,783      (292,792)
                                                        ---------     ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................       818,678       917,664
  Transfers between funds .........................      (235,418)     (948,243)
  Redemptions .....................................      (244,205)     (423,401)
  Annuity benefits ................................             -             -
  Annual contract maintenance charge (note 2) .....        (4,517)       (3,898)
  Contingent deferred sales charges (note 2) ......        (3,244)       (5,931)
  Adjustments to maintain reserves ................           161           (65)
                                                        ---------     ---------
       Net equity transactions ....................       331,455      (463,874)
                                                        ---------     ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............     1,795,238      (756,666)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     4,069,618     4,826,284
                                                        ---------     ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .............    $5,864,856     4,069,618
                                                        =========     =========



                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                WPEmGro                       WPGIFxInc
                                                      --------------------------       ------------------------
                                                          1999            1998           1999            1998
                                                      -----------      ---------       --------        -------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................      $         -              -          3,381          3,459
  Mortality, expense and administration
     charges (note 2) .............................       (59,051)       (61,048)          (982)          (821)
                                                      -----------      ---------       --------        -------
     Net investment activity ......................       (59,051)       (61,048)         2,399          2,638
                                                      -----------      ---------       --------        -------

  Proceeds from mutual fund shares sold ...........     1,515,362      1,097,855        248,010          8,819
  Cost of mutual fund shares sold .................    (1,258,934)      (912,250)      (248,689)        (8,789)
                                                      -----------      ---------       --------        -------
     Realized gain (loss) on investments ..........       256,428        185,605           (679)            30
  Change in unrealized gain (loss) on investments .       806,488         95,404         (4,664)         1,566
                                                      -----------      ---------       --------        -------
     Net gain (loss) on investments ...............     1,062,916        281,009         (5,343)         1,596
                                                      -----------      ---------       --------        -------
  Reinvested capital gains ........................       637,805              -              -              -
                                                      -----------      ---------       --------        -------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........     1,641,670        219,961         (2,944)         4,234
                                                      -----------      ---------       --------        -------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................       873,907      1,272,369         33,961         64,115
  Transfers between funds .........................    (1,067,817)      (414,970)      (122,983)        81,989
  Redemptions .....................................      (460,638)      (547,689)          (706)          (400)
  Annuity benefits ................................             -              -              -              -
  Annual contract maintenance charge (note 2) .....        (5,091)        (3,914)          (130)            (3)
  Contingent deferred sales charges (note 2) ......        (5,813)       (13,328)           (30)           (25)
  Adjustments to maintain reserves ................            72            (10)            72             53
                                                      -----------      ---------       --------        -------
       Net equity transactions ....................      (665,380)       292,458        (89,816)       145,729
                                                      -----------      ---------       --------        -------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............       976,290        512,419        (92,760)       149,963
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     4,992,592      4,480,173        149,963              -
                                                      -----------      ---------       --------        -------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $ 5,968,882      4,992,592         57,203        149,963
                                                      ===========      =========       ========        =======



See accompanying notes to financial statements.

                          NATIONWIDE VARIABLE ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 1999 AND 1998

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers Individual Deferred Variable Annuity Contracts through the Account. As of December 25, 1982, only tax qualified contracts are issued. The primary distribution for the contract is through the Company for Individual Retirement Account rollovers; however, other distributors may be utilized.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract charges.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:


           American Century: Benham Short-Term Government Fund (ACBenSTGvt) American Century: Income & Growth Fund (ACIncGro)
           American Century: Twentieth Century Growth Fund (ACTCGro)
           American Century: Twentieth Century International Growth Fund
              (ACTCIntlGr)
           American Century: Twentieth Century Ultra Fund (ACTCUltra)
           Delaware Group Delchester High-Yield Bond Fund, Inc. - Delchester
              Fund Institutional Class (DeHYBd)
           Dreyfus A Bonds Plus, Inc. (DryABds)
           Dreyfus Appreciation Fund, Inc. (DryApp)
           Dreyfus Balanced Fund, Inc. (DryBal)
           Dreyfus S&P 500 Index Fund (Dry500Ix)
           The Dreyfus Third Century Fund, Inc. (Dry3dCen)
           Evergreen Income and Growth Fund - Class Y (EvIncGro)
           Federated High Yield Trust (FedHiYld)
           Federated Investment Series Funds, Inc. - Federated Bond Fund - Class
              F (FedBdFd)
           Fidelity Advisor Balanced Fund - Class T (FABal)
           Fidelity Advisor Equity Income Fund - Class T (FAEqInc)
           Fidelity Advisor Growth Opportunities Fund - Class T (FAGrOpp) Fidelity Advisor High Yield Fund - Class T (FAHiYld)
           Fidelity Asset Manager(TM) (FidAsMgr)
           Fidelity Capital & Income Fund (FidCapInc)
              (not available for additional purchase payments or exchanges after May 1, 1991)
           Fidelity Equity-Income Fund (FidEqInc)
           Fidelity Magellan(R) Fund (FidMgln)
           Fidelity Puritan(R) Fund (FidPurtn)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT

           Portfolio of the Fidelity Variable Insurance Products Fund (Fidelity
              VIP);
              Fidelity VIP - High Income Portfolio (FidVIPHI)
              (not available for additional purchase payments or exchanges after December 1, 1993)
           Franklin Mutual Series Fund Inc. - Mutual Shares Fund - Class I
              (FranMutSer)
           INVESCO Dynamics Fund (InvDynam)
           Janus Fund (JanFund)
           Janus Twenty Fund (Jan20Fd)
           Janus Worldwide Fund (JanWrldwde)
           Lazard Small Cap Portfolio - Open Shares (LazSmCap)
           MFS(R) World Governments Fund - Class A (MFSWdGvt)
           Nationwide(R) Bond Fund - Class D (NWBdFd) (managed for a fee by an affiliated investment advisor)
           Nationwide(R) Fund - Class D (NWFund) (managed for a fee by an affiliated investment advisor)
           Nationwide(R) Growth Fund - Class D (NWGroFd) (managed for a fee by an affiliated investment advisor)
           Nationwide(R) Money Market Fund (NWMyMkt) (managed for a fee by an affiliated investment advisor)
           Nationwide(R) Intermediate U.S. Government Bond Fund - Class D
              (NWUSGvt) (managed for a fee by an affiliated investment advisor) Nationwide(R) S&P 500 Index Fund - Class R (NWIndxFdR)
              (managed for a fee by an affiliated investment advisor)
           Neuberger & Berman Genesis Trust (NBGenesTr)
              (available only for contracts established prior to March 6, 1998) Neuberger & Berman Guardian Trust (NBGuardTr)
           Neuberger & Berman Limited Maturity Bond Fund (NBLtdMat)
           Neuberger & Berman Partners Fund (NBPartFd)
           Oppenheimer Global Fund - Class A (OppGlob)
           Phoenix Balanced Fund Series - Class A (PhxBalFd)
           Prestige Balanced Fund - Class A (PrBal) (managed for a fee by an affiliated investment advisor)
           Prestige International Fund - Class A (PrInt) (managed for a fee by an affiliated investment advisor)
           Prestige Large Cap Growth Fund - Class A (PrLgCpGro)
              (managed for a fee by an affiliated investment advisor)
           Prestige Large Cap Value Fund - Class A (PrLgCpVal)
              (managed for a fee by an affiliated investment advisor)
           Prestige Small Cap Fund - Class A (PrSmCap) (managed for a fee by an affiliated investment advisor)
           Strong Common Stock Fund, Inc. (StComStk)
           Strong Total Return Fund, Inc. (StTotRet)
           Templeton Foreign Fund - Class I (TemForFd)
           Warburg Pincus Emerging Growth Fund - Common Shares (WPEmGro)
           Warburg Pincus Global Fixed-Income Fund - Common Shares (WPGlFxInc)

         At December 31, 1999, contract owners have invested in all of the above funds. The contract owners equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1999. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Calculation of Annuity Reserves

         Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners contract value a contingent deferred sales charge. For contracts issued prior to January 1, 1993, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender or the amount surrendered. For contracts issued on or after January 1, 1993, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units; and (b) for contracts issued prior to January 1, 1993, a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively; for contracts issued on or after January 1, 1993, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT

(4)  COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at December 31, 1999, for each series, in both the accumulation and payout phases.

                                                                                                                  Annual
    Contract owners' equity represented by:                  Units          Unit Value                            Return*
                                                           ---------       ------------                         -----------
      Contracts in accumulation phase:
        American Century: Benham
        Short-Term Government Fund:
           Tax qualified ........................             87,493        $ 23.132624        $ 2,023,943            1%
        American Century: Income & Growth Fund:
           Tax qualified ........................            534,684          20.537578         10,981,114           16%
        American Century: Twentieth Century
        Growth Fund:
           Tax qualified ........................            153,919         117.667874         18,111,321           33%
        American Century: Twentieth Century
        International Growth Fund:
           Tax qualified ........................             67,212          29.892733          2,009,150           62%
        American Century: Twentieth Century
        Ultra Fund:
           Tax qualified ........................            958,510          31.115121         29,824,155           40%
        Delaware Group Delchester High-Yield
        Bond Fund, Inc.- Delchester Fund
        Institutional Class:
           Tax qualified ........................             79,605          14.244875          1,133,963           (4)%
        Dreyfus A Bonds Plus, Inc.:
           Tax qualified ........................            160,276          12.061566          1,933,180            0%
        Dreyfus Appreciation Fund, Inc.:
           Tax qualified ........................            156,211          13.811292          2,157,476            9%
        Dreyfus Balanced Fund, Inc.:
           Tax qualified ........................             29,698          11.699291            347,446            9%
        Dreyfus S&P 500 Index Fund:
           Tax qualified ........................            692,394          34.392545         23,813,192           19%
        The Dreyfus Third Century Fund, Inc.:
           Tax qualified ........................             59,207          33.178138          1,964,378           28%
        Evergreen Income and Growth
        Fund - Class Y:
           Tax qualified ........................             72,494          19.561585          1,418,098           15%
        Federated High Yield Trust:
           Tax qualified ........................             49,637          10.042770            498,493            1%
        Federated Investment Series Funds, Inc.-
        Federated Bond Fund - Class F:
           Tax qualified ........................            139,182          11.130751          1,549,200           (4)%
        Fidelity Advisor Balanced Fund - Class T:
           Tax qualified ........................             86,087          15.455350          1,330,505            3%
        Fidelity Advisor Equity Income
        Fund - Class T:
           Tax qualified ........................            122,013          16.762859          2,045,287            2%

                                                                                                            Annual
                                                        Units          Unit Value                           Return*
                                                      ----------      ------------                         ---------
Fidelity Advisor Growth Opportunities
Fund - Class T:
   Tax qualified ............................           488,519         19.101353         9,331,374             3%
Fidelity Advisor High Yield Fund - Class T:
   Tax qualified ............................           219,180         13.417364         2,940,818             7%
Fidelity Asset Manager(TM):
   Tax qualified ............................           290,579         19.290540         5,605,426            12%
Fidelity Capital & Income Fund:
   Tax qualified ............................            17,840         54.000183           963,363            12%
Fidelity Equity-Income Fund:
   Tax qualified ............................           193,545         83.313397        16,124,891             6%
Fidelity Magellan(R) Fund:
   Tax qualified ............................         1,080,953         35.935860        38,844,976            22%
Fidelity Puritan(R) Fund:
   Tax qualified ............................           637,179         23.106868        14,723,211             2%
Fidelity VIP - High Income Portfolio:
   Tax qualified ............................             4,175         25.512888           106,516             7%
Franklin Mutual Series Fund Inc.-
Mutual Shares Fund - Class I:
   Tax qualified ............................            26,055         11.164707           290,896            13%
INVESCO Dynamics Fund, Inc.:
   Tax qualified ............................           198,949         17.811356         3,543,551            70%
Janus Fund:
   Tax qualified ............................           595,937         29.145619        17,368,953            45%
Janus Twenty Fund:
   Tax qualified ............................           995,837         52.641837        52,422,689            63%
Janus Worldwide Fund:
   Tax qualified ............................           769,694         24.727791        19,032,832            62%
Lazard Small Cap Portfolio - Open Shares:
   Tax qualified ............................            17,391         10.464373           181,986             0%
MFS(R) World Governments Fund - Class A:
   Tax qualified ............................            14,393         35.741694           514,430            (5)%
Nationwide(R) Bond Fund - Class D:
   Tax qualified ............................            37,478         41.898652         1,570,278            (4)%
   Non-tax qualified ........................                73         41.719031             3,045            (4)%
Nationwide(R) Fund - Class D:
   Tax qualified ............................            69,097        123.552516         8,537,108            (2)%
   Non-tax qualified ........................               149        128.692505            19,175            (2)%
Nationwide(R) Growth Fund - Class D:
   Tax qualified ............................            26,654        132.098827         3,520,962            15%
   Non-tax qualified ........................               208        139.479726            29,012            15%
Nationwide(R) S&P 500 Index Fund - Class R:
   Tax qualified ............................            17,851         11.817107           210,947            18%
Nationwide(R) Money Market Fund:
   Tax qualified - Pre 12/25/82 .............           621,449         21.769674        13,528,742             3%
   Tax qualified ............................            27,248         27.412298           746,930             3%
   Non-tax qualified ........................               838         27.585541            23,117             3%

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                                                                                        Annual
                                                        Units             Unit Value                                    Return*
                                                       --------           ----------                                   ---------

   Nationwide(R) Intermediate U.S.
   Government Bond Fund - Class D:
      Tax qualified ...........................          38,138            11.529833              439,725                (3)%
   Neuberger & Berman Genesis Trust
      Tax qualified ...........................          71,239             9.512964              677,694                 3%
   Neuberger & Berman Guardian Trust:
      Tax qualified ...........................         379,737            18.411034            6,991,351                 7%
   Neuberger & Berman Limited Maturity
   Bond Fund:
      Tax qualified ...........................         119,912            12.095451            1,450,390                 0%
   Neuberger & Berman Partners Fund:
      Tax qualified ...........................         311,323            26.523895            8,257,499                 6%
   Oppenheimer Global Fund - Class A:
      Tax qualified ...........................         315,244            37.706431           11,886,726                56%
   Phoenix Balanced Fund Series - Class A:
      Tax qualified ...........................          58,295            18.203902            1,061,196                 9%
   Prestige Balanced Fund - Class A:
      Tax qualified ...........................             355            10.809720                3,837                 8%
   Prestige International Fund - Class A:
      Tax qualified ...........................           4,361            11.989686               52,287                19%
   Prestige Large Cap Growth Fund - Class A:
      Tax qualified ...........................           1,471            13.394083               19,703                33%
   Prestige Large Cap Value Fund - Class A:
      Tax qualified ...........................             109             9.619068                1,048                (6)%
   Prestige Small Cap Fund - Class A:
      Tax qualified ...........................           8,135            12.128362               98,664                17%
   Strong Common Stock Fund, Inc.
      Tax qualified ...........................          69,558            14.432187            1,003,874                39%
   Strong Total Return Fund, Inc.:
      Tax qualified ...........................         115,792            42.228152            4,889,682                58%
   Templeton Foreign Fund - Class I:
      Tax qualified ...........................         334,228            17.547470            5,864,856                37%
   Warburg Pincus Emerging Growth
   Fund - Common Shares:
      Tax qualified ...........................         288,739            20.672241            5,968,882                40%
   Warburg Pincus Global Fixed-Income
   Fund - Common Shares:
      Tax qualified ...........................           5,420            10.554122               57,203                (1)%
                                                     ==========            =========
Reserves for annuity contracts in payout phase:
      Tax qualified ...........................                                                   225,036
                                                                                            -------------
                                                                                            $ 360,275,782
                                                                                            =============


* The annual return does not include contract charges satisfied by surrendering units.

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
Nationwide Life Insurance Company:


We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 1999 and 1998, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1999, in conformity with generally accepted accounting principles.






Columbus, Ohio
January 28, 2000

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                     (in millions, except per share amounts)


                                                                                  December 31,
                                                                         -----------------------------
                                     Assets                                1999                1998
                                     ------                              ---------           ---------
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                            $15,294.0           $14,245.1
    Equity securities                                                         92.9               127.2
  Mortgage loans on real estate, net                                       5,786.3             5,328.4
  Real estate, net                                                           254.8               243.6
  Policy loans                                                               519.6               464.3
  Other long-term investments                                                 73.8                44.0
  Short-term investments                                                     416.0               289.1
                                                                         ---------           ---------
                                                                          22,437.4            20,741.7
                                                                         ---------           ---------

Cash                                                                           4.8                 3.4
Accrued investment income                                                    238.6               218.7
Deferred policy acquisition costs                                          2,554.1             2,022.2
Other assets                                                                 305.9               420.3
Assets held in separate accounts                                          67,135.1            50,935.8
                                                                         ---------           ---------
                                                                         $92,675.9           $74,342.1
                                                                         =========           =========

                         Liabilities and Shareholder's Equity
                         ------------------------------------

Future policy benefits and claims                                        $21,861.6           $19,767.1
Other liabilities                                                            914.2               866.1
Liabilities related to separate accounts                                  67,135.1            50,935.8
                                                                         ---------           ---------
                                                                          89,910.9            71,569.0
                                                                         ---------           ---------

Commitments and contingencies (notes 8 and 13)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                                  3.8                 3.8
  Additional paid-in capital                                                 766.1               914.7
  Retained earnings                                                        2,011.0             1,579.0
  Accumulated other comprehensive income                                     (15.9)              275.6
                                                                         ---------           ---------
                                                                           2,765.0             2,773.1
                                                                         ---------           ---------
                                                                         $92,675.9           $74,342.1
                                                                         =========           =========

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                                  (in millions)


                                                                            Years ended December 31,
                                                                ---------------------------------------------
                                                                  1999               1998              1997
                                                                --------           --------          --------

Revenues:
  Policy charges                                                $  895.5           $  698.9          $  545.2
  Life insurance premiums                                          220.8              200.0             205.4
  Net investment income                                          1,520.8            1,481.6           1,409.2
  Realized (losses) gains on investments                           (11.6)              28.4              11.1
  Other                                                             66.1               66.8              46.5
                                                                --------           --------          --------
                                                                 2,691.6            2,475.7           2,217.4
                                                                --------           --------          --------
Benefits and expenses:
  Interest credited to policyholder account balances             1,096.3            1,069.0           1,016.6
  Other benefits and claims                                        210.4              175.8             178.2
  Policyholder dividends on participating policies                  42.4               39.6              40.6
  Amortization of deferred policy acquisition costs                272.6              214.5             167.2
  Other operating expenses                                         463.4              419.7             384.9
                                                                --------           --------          --------
                                                                 2,085.1            1,918.6           1,787.5
                                                                --------           --------          --------

    Income before federal income tax expense                       606.5              557.1             429.9

Federal income tax expense                                         201.4              190.4             150.2
                                                                --------           --------          --------

    Net income                                                  $  405.1           $  366.7          $  279.7
                                                                ========           ========          ========


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 1999, 1998 and 1997
                                  (in millions)


                                                                                                  Accumulated
                                                                Additional                           other              Total
                                                  Common         paid-in           Retained       comprehensive      shareholder's
                                                  stock          capital           earnings          income             equity
                                                 --------        --------         ----------         --------         ----------
December 31, 1996                                  $  3.8        $  527.9           $1,432.6           $173.6           $2,137.9

Comprehensive income:
    Net income                                         --              --              279.7               --              279.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                         --              --                 --             73.5               73.5
                                                                                                                        --------
  Total comprehensive income                                                                                               353.2
                                                                                                                        --------
Capital contribution                                   --           836.8                 --               --              836.8
                                                                                                                        --------
Dividend to shareholder                                --          (450.0)            (400.0)              --             (850.0)
                                                   ------        --------           --------           ------           --------
December 31, 1997                                     3.8           914.7            1,312.3            247.1            2,477.9

Comprehensive income:
    Net income                                         --              --              366.7               --              366.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                         --              --                 --             28.5               28.5
                                                                                                                        --------
  Total comprehensive income                                                                                               395.2
                                                                                                                        --------
Dividend to shareholder                                --              --             (100.0)              --             (100.0)
                                                   ------        --------           --------           ------           --------
December 31, 1998                                     3.8           914.7            1,579.0            275.6            2,773.1

Comprehensive income:
    Net income                                         --              --              405.1               --              405.1
    Net unrealized losses on securities
      available-for-sale arising during
      the year                                         --              --                 --           (315.0)            (315.0)
                                                                                                                        --------
  Total comprehensive income                                                                                                90.1
                                                                                                                        --------
Capital contribution                                   --            26.4               87.9             23.5              137.8
                                                                                                                        --------
Dividends to shareholder                               --          (175.0)             (61.0)              --             (236.0)
                                                   ------        --------           --------           ------           --------
December 31, 1999                                  $  3.8        $  766.1           $2,011.0           $(15.9)          $2,765.0
                                                   ======        ========           ========           ======           ========


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                                  (in millions)


                                                                                              Years ended December 31,
                                                                                       -------------------------------------
                                                                                         1999          1998          1997
                                                                                       ---------     ---------     ---------
Cash flows from operating activities:
  Net income                                                                          $    405.1     $   366.7     $   279.7
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                                 1,096.3       1,069.0       1,016.6
      Capitalization of deferred policy acquisition costs                                 (637.0)       (584.2)       (487.9)
      Amortization of deferred policy acquisition costs                                    272.6         214.5         167.2
      Amortization and depreciation                                                          2.4          (8.5)         (2.0)
      Realized (gains) losses on invested assets, net                                       11.6         (28.4)        (11.1)
      Increase in accrued investment income                                                 (7.9)         (8.2)         (0.3)
      Decrease (increase) in other assets                                                  122.9          16.4         (12.7)
      Decrease in policy liabilities                                                       (20.9)         (8.3)        (23.1)
      Increase (decrease) in other liabilities                                             149.7         (34.8)        230.6
      Other, net                                                                            (8.6)        (11.3)        (10.9)
                                                                                       ---------     ---------     ---------
        Net cash provided by operating activities                                        1,386.2         982.9       1,146.1
                                                                                       ---------     ---------     ---------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                                2,307.9       1,557.0         993.4
  Proceeds from sale of securities available-for-sale                                      513.1         610.5         574.5
  Proceeds from repayments of mortgage loans on real estate                                696.7         678.2         437.3
  Proceeds from sale of real estate                                                          5.7         103.8          34.8
  Proceeds from repayments of policy loans and sale of other invested assets                40.9          23.6          22.7
  Cost of securities available-for-sale acquired                                        (3,724.9)     (3,182.8)     (2,828.1)
  Cost of mortgage loans on real estate acquired                                          (971.4)       (829.1)       (752.2)
  Cost of real estate acquired                                                             (14.2)         (0.8)        (24.9)
  Short-term investments, net                                                              (27.5)         69.3        (354.8)
  Other, net                                                                              (110.9)        (88.4)        (62.5)
                                                                                       ---------     ---------     ---------
        Net cash used in investing activities                                           (1,284.6)     (1,058.7)     (1,959.8)
                                                                                       ---------     ---------     ---------

Cash flows from financing activities:
  Proceeds from capital contributions                                                         --            --         836.8
  Cash dividends paid                                                                     (188.5)       (100.0)           --
  Increase in investment product and universal life insurance
    product account balances                                                             3,799.4       2,682.1       2,488.5
  Decrease in investment product and universal life insurance
    product account balances                                                            (3,711.1)     (2,678.5)     (2,379.8)
                                                                                       ---------     ---------     ---------
        Net cash used in financing activities                                             (100.2)        (96.4)        945.5
                                                                                       ---------     ---------     ---------
Net increase (decrease) in cash                                                              1.4        (172.2)        131.8

Cash, beginning of year                                                                      3.4         175.6          43.8
                                                                                       ---------     ---------     ---------
Cash, end of year                                                                      $     4.8     $     3.4     $   175.6
                                                                                       =========     =========     =========


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1999, 1998 and 1997


(1)      Organization and Description of Business

         Nationwide Life Insurance Company (NLIC) is a leading provider of long-term savings and retirement products in the United States and is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). The Company develops and sells a diverse range of products including variable annuities, fixed annuities and life insurance as well as investment management and administrative services. NLIC markets its products through a broad network of distribution channels, including independent broker/dealers, national and regional brokerage firms, financial institutions, pension plan administrators, life insurance specialists, Nationwide Retirement Solutions sales representatives, and Nationwide agents.

         Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Advisory Services, Inc., and Nationwide Investment Services Corporation. NLIC and its subsidiaries are collectively referred to as "the Company."


(2)      Summary of Significant Accounting Policies

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles, which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and NLAIC, filed with the Department of Insurance of the State of Ohio (the Department), are prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  Consolidation Policy

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (b)  Valuation of Investments and Related Gains and Losses

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1999 or 1998.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

         (c)  Revenues and Benefits

              Investment Products and Universal Life Insurance Products:
              Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (d)  Deferred Policy Acquisition Costs

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b). For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits.

         (e)  Separate Accounts

              Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. For all but $915.4 million of separate account assets, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  Future Policy Benefits

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges. The average interest rate credited on investment product policy reserves was 5.6%, 6.0% and 6.1% for the years ended December 31, 1999, 1998 and 1997, respectively.

              Future policy benefits for traditional life insurance policies have been calculated by the net level premium method using interest rates varying from 6.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (g)  Participating Business

              Participating business represents approximately 29% in 1999 (40% in 1998 and 50% in 1997) of the Company's life insurance in force, 69% in 1999 (74% in 1998 and 77% in 1997) of the number of life insurance policies in force, and 13% in 1999 (14% in 1998 and 27% in 1997) of life insurance statutory premiums. The provision for policyholder dividends is based on current dividend scales and is included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

         (h)  Federal Income Tax

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of Nationwide Corp. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (i)  Reinsurance Ceded

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

         (j)  Recently Issued Accounting Pronouncements

              In March 1998, The American Institute of Certified Public Accountant's Accounting Standards Executive Committee issued Statement of Position (SOP) 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use." The SOP, which has been adopted prospectively as of January 1, 1999, requires the capitalization of certain costs incurred in connection with developing or obtaining internal use software. Prior to the adoption of SOP 98-1, the Company expensed internal use software related costs as incurred. The effect of adopting the SOP was to increase net income for 1999 by $8.3 million.

              In June 1998, the Financial Accounting Standards Board (FASB) issued Statement No. 133, "Accounting for Derivative Instruments and Hedging Activities" (FAS 133). FAS 133 establishes accounting and reporting standards for derivative instruments and for hedging activities. Contracts that contain embedded derivatives, such as certain investment and insurance contracts, are also addressed by the Statement. FAS 133 requires that an entity recognize all derivatives as either assets or liabilities in the statement of financial position and measure those instruments at fair value. In July 1999 the FASB issued Statement No. 137 which delayed the effective date of FAS 133 to fiscal years beginning after June 15, 2000. The Company plans to adopt this Statement in first quarter 2001 and is currently evaluating the impact on results of operations and financial condition.

         (k)  Reclassification

              Certain items in the 1998 and 1997 consolidated financial statements have been reclassified to conform to the 1999 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(3)      Investments

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 1999 and 1998 were:

                                                                                     Gross        Gross
                                                                     Amortized    unrealized    unrealized      Estimated
             (in millions)                                             cost          gains        losses        fair value
                                                                     ---------       ------       -------        ---------
             December 31, 1999:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies              $   428.4       $ 23.4       $  (2.4)       $   449.4
                 Obligations of states and political subdivisions          0.8           --            --              0.8
                 Debt securities issued by foreign governments           110.6          0.6          (0.8)           110.4
                 Corporate securities                                 11,414.7        118.9        (218.6)        11,315.0
                 Mortgage-backed securities                            3,422.8         25.8         (30.2)         3,418.4
                                                                     ---------       ------       -------        ---------
                     Total fixed maturity securities                  15,377.3        168.7        (252.0)        15,294.0
               Equity securities                                          84.9         12.4          (4.4)            92.9
                                                                     ---------       ------       -------        ---------
                                                                     $15,462.2       $181.1       $(256.4)       $15,386.9
                                                                     =========       ======       =======        =========

             December 31, 1998:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies              $   255.9       $ 13.0       $    --        $   268.9
                 Obligations of states and political subdivisions          1.6           --            --              1.6
                 Debt securities issued by foreign governments           106.5          4.5            --            111.0
                 Corporate securities                                  9,899.6        423.2         (18.7)        10,304.1
                 Mortgage-backed securities                            3,457.7        104.2          (2.4)         3,559.5
                                                                     ---------       ------       -------        ---------
                     Total fixed maturity securities                  13,721.3        544.9         (21.1)        14,245.1
               Equity securities                                         110.4         18.3          (1.5)           127.2
                                                                     ---------       ------       -------        ---------
                                                                     $13,831.7       $563.2       $ (22.6)       $14,372.3
                                                                     =========       ======       =======        =========

         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1999, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                    Amortized        Estimated
             (in millions)                                                            cost          fair value
                                                                                    ---------        ---------
             Fixed maturity securities available for sale:
               Due in one year or less                                              $   847.0        $   847.0
               Due after one year through five years                                  5,240.5          5,205.7
               Due after five years through ten years                                 5,046.9          5,005.2
               Due after ten years                                                    4,242.9          4,236.1
                                                                                    ---------        ---------
                                                                                    $15,377.3        $15,294.0
                                                                                    =========        =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The components of unrealized (losses) gains on securities available-for-sale, net, were as follows as of December 31:


             (in millions)                                                           1999         1998
                                                                                    ------       -------
             Gross unrealized (losses) gains                                        $(75.3)      $ 540.6
             Adjustment to deferred policy acquisition costs                          50.9        (116.6)
             Deferred federal income tax                                               8.5        (148.4)
                                                                                    ------       -------
                                                                                    $(15.9)      $ 275.6
                                                                                    ======       =======

         An analysis of the change in gross unrealized (losses) gains on securities available-for-sale for the years ended December 31:

             (in millions)                                                   1999          1998          1997
                                                                            -------        -----        ------

             Securities available-for-sale:
               Fixed maturity securities                                    $(607.1)       $52.6        $137.5
               Equity securities                                               (8.8)         4.2          (2.7)
                                                                            -------        -----        ------
                                                                            $(615.9)       $56.8        $134.8
                                                                            =======        =====        ======

         Proceeds from the sale of securities available-for-sale during 1999, 1998 and 1997 were $513.1 million, $610.5 million and $574.5 million, respectively. During 1999, gross gains of $10.4 million ($9.0 million and $9.9 million in 1998 and 1997, respectively) and gross losses of $28.0 million ($7.6 million and $18.0 million in 1998 and 1997, respectively) were realized on those sales. In addition, gross gains of $15.1 million and gross losses of $0.7 million were realized in 1997 when the Company paid a dividend to NFS, which then made an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million.

         The Company had $15.6 million of real estate investments at December 31, 1999 that were non-income producing the preceding twelve months. During 1998 the Company had investments of $42.4 million that were non-income producing, which consisted of $32.7 million of securities available-for-sale and $9.7 million of real estate.

         Real estate is presented at cost less accumulated depreciation of $24.8 million as of December 31, 1999 ($21.5 million as of December 31, 1998) and valuation allowances of $5.5 million as of December 31, 1999 ($5.4 million as of December 31, 1998).

         The recorded investment of mortgage loans on real estate considered to be impaired was $3.7 million as of both December 31, 1999 and 1998. No valuation allowance has been recorded for these loans as of December 31, 1999 or 1998. During 1999, the average recorded investment in impaired mortgage loans on real estate was approximately $3.7 million ($9.1 million in 1998) and there was no interest income recognized on those loans. Interest income recognized on impaired loans was $0.3 million in 1998 which is equal to interest income recognized using a cash-basis method of income recognition.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

             (in millions)                                             1999     1998     1997
                                                                       -----    -----    -----

             Allowance, beginning of year                              $42.4    $42.5    $51.0
               Additions (reductions) charged to operations              0.7     (0.1)    (1.2)
               Direct write-downs charged against the allowance           --       --     (7.3)
               Allowance on acquired mortgage loans                      1.3       --       --
                                                                       -----    -----    -----
             Allowance, end of year                                    $44.4    $42.4    $42.5
                                                                       =====    =====    =====

         An analysis of investment income by investment type follows for the years ended December 31:

             (in millions)                                                  1999       1998       1997
                                                                          --------   --------   --------

             Gross investment income:
               Securities available-for-sale:
                 Fixed maturity securities                                $1,031.3   $  982.5   $  911.6
                 Equity securities                                             2.5        0.8        0.8
               Mortgage loans on real estate                                 460.4      458.9      457.7
               Real estate                                                    28.8       40.4       42.9
               Short-term investments                                         18.6       17.8       22.7
               Other                                                          26.5       30.7       21.0
                                                                          --------   --------   --------
                   Total investment income                                 1,568.1    1,531.1    1,456.7
             Less investment expenses                                         47.3       49.5       47.5
                                                                          --------   --------   --------
                   Net investment income                                  $1,520.8   $1,481.6   $1,409.2
                                                                          ========   ========   ========

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

             (in millions)                                                 1999     1998    1997
                                                                          -------   -----   -----

             Securities available-for-sale:
               Fixed maturity securities                                  $(25.0)  $(0.7)  $ 3.6
               Equity securities                                             7.4     2.1     2.7
             Mortgage loans on real estate                                  (0.6)    3.9     1.6
             Real estate and other                                           6.6    23.1     3.2
                                                                          ------   -----   -----
                                                                          $(11.6)  $28.4   $11.1
                                                                          ======   =====   =====

         Fixed maturity securities with an amortized cost of $9.1 million as of December 31, 1999 and $6.5 million as of December 31, 1998 were on deposit with various regulatory agencies as required by law.

(4)      Derivative Financial Instruments

         The Company uses derivative financial instruments, principally interest rate swaps, interest rate futures contracts and foreign currency swaps, to manage market risk exposures associated with changes in interest rates and foreign currency exchange rates. Provided they meet specific criteria, interest rate swaps and futures are considered hedges and are accounted for under the accrual method and deferral method, respectively. The Company has no significant derivative positions that are not considered hedges.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Interest rate swaps are primarily used to convert specific investment securities and interest bearing policy liabilities from a fixed-rate to a floating-rate basis. Amounts receivable or payable under these agreements are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. The changes in fair value of the interest rate swap agreements are not recognized on the balance sheet, except for interest rate swaps designated as hedges of fixed maturity securities available-for-sale, for which changes in fair values are reported in accumulated other comprehensive income.

         Interest rate futures contracts are primarily used to hedge the risk of adverse interest rate changes related to the Company's mortgage loan commitments and anticipated purchases of fixed rate investments. Gains and losses are deferred and, at the time of closing, reflected as an adjustment to the carrying value of the related mortgage loans or investments. The carrying value adjustments are amortized into net investment income over the life of the related mortgage loans or investments.

         Foreign currency swaps are used to convert cash flows from specific policy liabilities and investments denominated in foreign currencies into U.S. dollars at specified exchange rates. Gains and losses on foreign currency swaps are recorded in earnings based on the related spot foreign exchange rate at the end of the reporting period. Gains and losses on these contracts offset those recorded as a result of translating the hedged foreign currency denominated liabilities and investments to U.S. dollars.

         The following table summarizes the notional amount of derivative financial instruments classified as hedges outstanding as of December 31, 1999. Prior to 1999 the Company's activities in derivatives were not significant.

                                                                               (in millions)
                                                                               -------------
            Interest rate swaps
               Pay fixed/receive variable rate swaps hedging investments          $362.7
               Pay variable/receive fixed rate swaps hedging investments          $ 28.5
               Other contracts hedging investments                                $ 19.1
               Pay variable/receive fixed rate swaps hedging liabilities          $577.2

            Foreign currency swaps
               Hedging foreign currency denominated investments                   $ 14.8
               Hedging foreign currency denominated liabilities                   $577.2

            Interest rate futures contracts                                       $781.6

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(5)      Federal Income Tax

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 1999 and 1998 are as follows:

             (in millions)                                                   1999            1998
                                                                             ----            ----
             Deferred tax assets:
               Fixed maturity securities                                    $  5.3          $   --
               Future policy benefits                                        149.5           207.7
               Liabilities in separate accounts                              373.6           319.9
               Mortgage loans on real estate and real estate                  18.5            17.5
               Other assets and other liabilities                             51.1            58.9
                                                                             -----          ------
                 Total gross deferred tax assets                             598.0           604.0
                 Less valuation allowance                                     (7.0)           (7.0)
                                                                             -----          ------
                 Net deferred tax assets                                     591.0           597.0
                                                                             -----          ------

             Deferred tax liabilities:
               Deferred policy acquisition costs                             724.4           568.7
               Fixed maturity securities                                        --           212.2
               Deferred tax on realized investment gains                      34.7            34.8
               Equity securities and other long-term investments              10.8             9.6
               Other                                                          26.5            21.6
                                                                            ------          ------
                 Total gross deferred tax liabilities                        796.4           846.9
                                                                            ------          ------
                 Net deferred tax liability                                 $205.4          $249.9
                                                                            ======          ======

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Nearly all future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. There has been no change in the valuation allowance for the years ended December 31, 1999, 1998 and 1997.

         The Company's current federal income tax liability was $104.7 million and $72.8 million as of December 31, 1999 and 1998, respectively.

         Federal income tax expense for the years ended December 31 was as follows:

           (in millions)                    1999      1998      1997
                                           ------    ------    ------

           Currently payable               $ 53.6    $186.1    $121.7
           Deferred tax expense             147.8       4.3      28.5
                                           ------    ------    ------
                                           $201.4    $190.4    $150.2
                                           ======    ======    ======

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Total federal income tax expense for the years ended December 31, 1999, 1998 and 1997 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                             1999                     1998                     1997
                                                       ----------------         ----------------         ----------------
         (in millions)                                 Amount       %           Amount        %          Amount        %
                                                       ------      ----         ------      ----         ------      ----

         Computed (expected) tax expense               $212.3      35.0         $195.0      35.0         $150.5      35.0
         Tax exempt interest and dividends
           received deduction                            (7.3)     (1.2)          (4.9)     (0.9)            --        --
         Income tax credits                              (4.3)     (0.7)            --        --             --        --
         Other, net                                       0.7       0.1            0.3       0.1           (0.3)     (0.1)
                                                       ------      ----         ------      ----         ------      ----
             Total (effective rate of each year)       $201.4      33.2         $190.4      34.2         $150.2      34.9
                                                       ======      ====         ======      ====         ======      ====

         Total federal income tax paid was $29.8 million, $173.4 million and $91.8 million during the years ended December 31, 1999, 1998 and 1997, respectively.

(6)      Comprehensive Income

         Comprehensive Income includes net income as well as certain items that are reported directly within separate components of shareholder's equity that bypass net income. Currently, the Company's only component of Other Comprehensive Income is unrealized gains (losses) on securities available-for-sale. The related before and after federal tax amounts are as follows:

             (in millions)                                                 1999       1998       1997
                                                                          -------    ------     ------
             Unrealized gains (losses) on securities available-for-sale arising during the period:
                Gross                                                     $(665.3)   $ 58.2     $141.1
                Adjustment to deferred policy acquisition costs             167.5     (12.9)     (21.8)
                Related federal income tax (expense) benefit                171.4     (15.9)     (41.7)
                                                                          -------    ------     ------
                   Net                                                     (326.4)     29.4       77.6
                                                                          -------    ------     ------

             Reclassification adjustment for net (gains) losses on
                securities available-for-sale realized during the
                period:
                Gross                                                        17.6      (1.4)      (6.3)
                Related federal income tax expense (benefit)                 (6.2)      0.5        2.2
                                                                          -------    ------     ------
                   Net                                                       11.4      (0.9)      (4.1)
                                                                          -------    ------     ------
             Total Other Comprehensive Income                             $(315.0)   $ 28.5     $ 73.5
                                                                          =======    ======     ======

(7)      Fair Value of Financial Instruments

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              Fixed maturity and equity securities: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for fixed maturity and equity securities exclude the fair value of derivatives contracts designated as hedges of fixed maturity and equity securities.

              Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgage loans in default is the estimated fair value of the underlying collateral.

              Policy loans, short-term investments and cash: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

              Investment contracts: The fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



              Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              Commitments to extend credit: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 8.

              Futures contracts: The fair value for futures contracts is based on quoted market prices.

              Interest rate and foreign currency swaps: The fair value for interest rate and foreign currency swaps are calculated with pricing models using current rate assumptions.

           Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                         1999                              1998
                                                                ------------------------         -------------------------
                                                                Carrying       Estimated         Carrying       Estimated
               (in millions)                                     amount        fair value         amount        fair value
                                                                ---------      ---------         ---------      ----------
               Assets:
                 Investments:
                   Securities available-for-sale:
                     Fixed maturity securities                  $15,294.0      $15,294.0         $14,245.1       $14,245.1
                     Equity securities                               92.9           92.9             128.5           128.5
                   Mortgage loans on real estate, net             5,786.3        5,745.5           5,328.4         5,527.6
                   Policy loans                                     519.6          519.6             464.3           464.3
                   Short-term investments                           416.0          416.0             289.1           289.1
                 Cash                                                 4.8            4.8               3.4             3.4
                 Assets held in separate accounts                67,135.1       67,135.1          50,935.8        50,935.8

               Liabilities:
                 Investment contracts                           (16,977.7)     (16,428.6)        (15,468.7)      (15,158.6)
                 Policy reserves on life insurance contracts     (4,883.9)      (4,607.9)         (3,914.0)       (3,768.9)
                 Liabilities related to separate accounts       (67,135.1)     (66,318.7)        (50,935.8)      (49,926.5)

               Derivative financial instruments:
                 Interest rate swaps hedging assets                   4.3            4.3               -               -
                 Interest rate swaps hedging liabilities              -            (24.2)              -               -
                 Foreign currency swaps                             (11.8)         (11.8)              -               -
                 Futures contracts                                    1.3            1.3              (1.3)           (1.3)

(8)      Risk Disclosures

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

         Credit Risk: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans and derivative financial instruments. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $216.2 million extending into 2000 were outstanding as of December 31, 1999. The Company also had $28.0 million of commitments to purchase fixed maturity securities outstanding as of December 31, 1999.

         Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to NLIC, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. At December 31, 1999, NLIC's credit risk from these derivative financial instruments was $6.1 million.

         Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 23% (22% in 1998) in any geographic area and no more than 2% (2% in 1998) with any one borrower as of December 31, 1999. As of December 31, 1999, 39% (42% in 1998) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed retail properties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Reinsurance: The Company has entered into a reinsurance contract to cede a portion of its general account individual annuity business to The Franklin Life Insurance Company (Franklin). Total recoveries due from Franklin were $143.6 million and $187.9 million as of December 31, 1999 and 1998, respectively. The contract is immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin has established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% of the reinsured reserves.

(9)      Pension Plan and Postretirement Benefits Other Than Pensions

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company. Assets of the Retirement Plan are invested in group annuity contracts of NLIC.

         Pension cost (benefit) charged to operations by the Company during the years ended December 31, 1999, 1998 and 1997 were $(8.3) million, $2.0 million and $7.5 million, respectively. The Company has recorded a prepaid pension asset of $13.3 million and $5.0 million as of December 31, 1999 and 1998, respectively.

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1999 and 1998 was $49.6 million and $40.1 million, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1999, 1998 and 1997 was $4.9 million, $4.1 million and $3.0 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 1999 and 1998 follows:

                                                                         Pension Benefits        Postretirement Benefits
                                                                        ------------------       -----------------------
              (in millions)                                               1999       1998         1999            1998
              --------------------------------------------------------- --------   --------      -------         -------
              Change in benefit obligation:
              Benefit obligation at beginning of year                   $2,185.0   $2,033.8      $ 270.1         $ 237.9
              Service cost                                                  80.0       87.6         14.2             9.8
              Interest cost                                                109.9      123.4         17.6            15.4
              Actuarial (gain) loss                                        (95.0)     123.2        (64.4)           15.6
              Plan settlement in 1999/curtailment in 1998                 (396.1)    (107.2)          --              --
              Benefits paid                                                (72.4)     (75.8)       (11.0)           (8.6)
              Acquired companies                                              --         --         13.3              --
                                                                        --------   --------      -------         -------
              Benefit obligation at end of year                          1,811.4    2,185.0        239.8           270.1
                                                                        --------   --------      -------         -------
              Change in plan assets:
              Fair value of plan assets at beginning of year             2,541.9    2,212.9         77.9            69.2
              Actual return on plan assets                                 161.8      300.7          3.5             5.0
              Employer contribution                                         12.4      104.1         20.9            12.1
              Plan settlement                                             (396.1)        --           --              --
              Benefits paid                                                (72.4)     (75.8)       (11.0)           (8.4)
                                                                        --------   --------      -------         -------
              Fair value of plan assets at end of year                   2,247.6    2,541.9         91.3            77.9
                                                                        --------   --------      -------         -------

              Funded status                                                436.2      356.9       (148.5)         (192.2)
              Unrecognized prior service cost                               28.2       31.5           --              --
              Unrecognized net (gains) losses                             (402.0)    (345.7)       (46.7)           16.0
              Unrecognized net (asset) obligation at transition             (7.7)     (11.0)         1.1             1.3
                                                                        --------   --------      -------         -------
              Prepaid (accrued) benefit cost                            $   54.7   $   31.7      $(194.1)        $(174.9)
                                                                        ========   ========      =======         =======

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Basis for measurements, funded status of the pension plan and postretirement life and health care benefit plan:

                                                                    Pension Benefits        Postretirement Benefits
                                                                    ----------------        -----------------------
                                                                    1999        1998         1999             1998
                                                                    ----        ----        -------          ------

              Weighted average discount rate                        7.00%       5.50%        7.80%            6.65%
              Rate of increase in future compensation levels        5.25%       3.75%          --               --
              Assumed health care cost trend rate:
                    Initial rate                                      --          --        15.00%           15.00%
                    Ultimate rate                                     --          --         5.50%            8.00%
                    Uniform declining period                          --          --        5 Years         15 Years

         The net periodic pension cost for the pension plan as a whole for the years ended December 31, 1999, 1998 and 1997 follows:

              (in millions)                                                              1999       1998          1997
              --------------------------------------------------------------------------------   -----------   ------------
              Service cost (benefits earned during the period)                         $  80.0      $  87.6      $   77.3
              Interest cost on projected benefit obligation                              109.9        123.4         118.6
              Expected return on plan assets                                            (160.3)      (159.0)       (139.0)
              Recognized gains                                                            (9.1)        (3.8)           --
              Amortization of prior service cost                                           3.2          3.2           3.2
              Amortization of unrecognized transition obligation (asset)                  (1.4)         4.2           4.2
                                                                                       -------      -------      --------
                                                                                       $  22.3      $  55.6      $   64.3
                                                                                       =======      =======      ========

         Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with Nationwide Insurance and employees of WSC ended participation in the plan. A curtailment gain of $67.1 million resulted (consisting of a $107.2 million reduction in the projected benefit obligation, net of the write-off of the $40.1 million remaining unamortized transition obligation related to WSC). During 1999, the plan transferred assets to settle its obligation related to WSC employees . A settlement gain of $32.9 million was recognized.

         Basis for measurements, net periodic pension cost for the pension plan:

                                                                           1999          1998          1997
                                                                          ------        -----         -----
             Weighted average discount rate                               6.08%         6.00%         6.50%
             Rate of increase in future compensation levels               4.33%         4.25%         4.75%
             Expected long-term rate of return on plan assets             7.33%         7.25%         7.25%

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The amount of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 1999, 1998 and 1997 was as follows:

             (in millions)                                                              1999          1998          1997
                                                                                         -------   -----------   -----------
             Service cost (benefits attributed to employee service during the year)      $14.2         $ 9.8         $ 7.0
             Interest cost on accumulated postretirement benefit obligation               17.6          15.4          14.0
             Actual return on plan assets                                                 (3.5)         (5.0)         (3.6)
             Amortization of unrecognized transition obligation of affiliates              0.6           0.2           0.2
             Net amortization and deferral                                                (1.8)          1.2          (0.5)
                                                                                         -----         -----         -----
                                                                                         $27.1         $21.6         $17.1
                                                                                         =====         =====         =====

         Actuarial assumptions used for the measurement of the NPPBC for the postretirement benefit plan for 1999, 1998 and 1997 were as follows:


                                                               1999      1998       1997
                                                             -------    ------     ------

               Discount rate                                 6.65%      6.70%      7.25%
               Long term rate of return on plan
                   assets, net of tax                        7.15%      5.83%      5.89%
               Assumed health care cost trend rate:
                   Initial rate                             15.00%     12.00%     11.00%
                   Ultimate rate                             5.50%      6.00%      6.00%
                   Uniform declining period                 5 Years   12 Years   12 Years


         For the postretirement benefit plan as a whole, a one percentage point increase or decrease in the assumed health care cost trend rate would have no impact on the APBO as of December 31, 1999 and have no impact on the NPPBC for the year ended December 31, 1999.

(10) Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions

         Ohio, NLIC's and NLAIC's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements.

         The statutory capital and surplus of NLIC as of December 31, 1999, 1998 and 1997 was $1.35 billion, $1.32 billion and $1.13 billion, respectively. The statutory net income of NLIC for the years ended December 31, 1999, 1998 and 1997 was $276.2 million, $171.0 million and $111.7 million, respectively.

         The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 1999 $40.2 million of dividends could be paid by NLIC without prior approval.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(11)     Transactions With Affiliates

         During second quarter 1999 the Company entered into a modified coinsurance arrangement to reinsure the 1999 operating results of an affiliated company, Employers Life Insurance Company of Wausau (ELOW) retroactive to January 1, 1999. In September 1999, NFS acquired ELOW for $120.8 million and immediately merged ELOW into NLIC terminating the modified coinsurance arrangement. Because ELOW was an affiliate, the Company accounted for the merger similar to poolings-of-interests; however, prior period financial statements were not restated due to immateriality. The reinsurance and merger combined contributed $1.46 million to year to date net income.

         The Company has a reinsurance agreement with NMIC whereby all of the Company's accident and health business is ceded to NMIC on a modified coinsurance basis. The agreement covers individual accident and health business for all periods presented and group and franchise accident and health business since July 1, 1999. Either party may terminate the agreement on January 1 of any year with prior notice. Prior to July 1, 1999 group and franchise accident and health business and a block of group life insurance policies were ceded to ELOW under a modified coinsurance agreement. Under a modified coinsurance agreement, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC and ELOW for the years ended December 31, 1999, 1998 and 1997 were $193.0 million, $216.9 million, and $315.3 million, respectively, while benefits, claims and expenses ceded were $216.9 million, $259.3 million, and $326.6 million, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, beginning in 1999 Nationwide Services Company, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 1999, 1998 and 1997, the Company made payments to NMIC and Nationwide Services Company totaling $124.1 million, $95.0 million, and $85.8 million, respectively. In addition, the Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1999, 1998 and 1997, the Company made lease payments to NMIC and its subsidiaries of $9.9 million, $8.0 million and $8.4 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1999 and 1998 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $411.7 million and $248.4 million as of December 31, 1999 and 1998, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         As part of certain restructuring activities that occurred prior to the March 1997 IPO, the Company paid a dividend valued at $485.7 million to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of ELOW, National Casualty Company (NCC) and West Coast Life Insurance Company (WCLIC). Also, on February 24, 1997, the Company paid a dividend to NFS, and NFS paid an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million. The Company recognized a gain of $14.4 million on the transfer of securities.

         Certain annuity products are sold through three affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 1999 were $56.0 million, $60.0 million and $66.1 million, respectively.

(12)     Bank Lines of Credit

         NFS, NLIC and NMIC are parties to a $600.0 million revolving credit facility which provides for a $600.0 million loan over a five year term on a fully revolving basis with a group of national financial institutions. The credit facility provides for several and not joint liability with respect to any amount drawn by any party. NFS, NLIC and NMIC pay facility and usage fees to the financial institutions to maintain the revolving credit facility. As of December 31, 1999 the Company had no amounts outstanding under the agreement.

(13)     Contingencies

         On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and other named defendants. The Company intends to defend this lawsuit vigorously.

(14)     Segment Information

         The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments:
         Variable Annuities, Fixed Annuities and Life Insurance.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The Variable Annuities segment consists of annuity contracts that provide the customer with access to a wide range of investment options, tax-deferred accumulation of savings, asset protection in the event of an untimely death, and flexible payout options including a lump sum, systematic withdrawal or a stream of payments for life. The Company's variable annuity products consist almost entirely of flexible premium deferred variable annuity contracts.

         The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate fixed for a prescribed period, tax-deferred accumulation of savings, and flexible payout options including a lump sum, systematic withdrawal or a stream of payments for life. Such contracts consist of single premium deferred annuities, flexible premium deferred annuities and single premium immediate annuities. The Fixed Annuities segment includes the fixed option under variable annuity contracts.

         The Life Insurance segment consists of insurance products, including variable universal life insurance and corporate-owned life insurance products, that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis.

         In addition to the product segments, the Company reports corporate revenue and expenses, investments and related investment income supporting capital not specifically allocated to its product segments, revenues and expenses of its investment advisor subsidiary, revenues and expenses related to group annuity contracts sold to Nationwide Insurance employee and agent benefit plans and all realized gains and losses on investments in a Corporate and Other segment.

         During 1999 the Company revised the allocation of net investment income among its Life Insurance and Corporate and Other segments. Also, certain amounts previously reported as other income were reclassified to operating expense. Amounts reported for prior periods have been restated to reflect these changes.

         The following table summarizes the financial results of the Company's business segments for the years ended December 31, 1999, 1998 and 1997.

                                                  Variable      Fixed        Life      Corporate
         (in millions)                            Annuities    Annuities   Insurance   and Other      Total
         ------------------------------------     ---------    ---------   ---------   ---------    ---------
         1999:
         Net investment income (1)                $   (41.5)   $ 1,134.5    $  253.1    $  174.7    $ 1,520.8
         Other operating revenue                      668.2         43.4       393.0        77.8      1,182.4
                                                  ---------    ---------    --------    --------    ---------
            Total operating revenue (2)               626.7      1,177.9       646.1       252.5      2,703.2
                                                  ---------    ---------    --------    --------    ---------
         Interest credited to policyholder
            account balances                             --        837.5       130.5       128.3      1,096.3
         Amortization of deferred policy
            acquisition costs                         162.8         49.7        60.1          --        272.6
         Other benefits and expenses                  173.6        113.5       334.7        94.4        716.2
                                                  ---------    ---------    --------    --------    ---------
            Total expenses                            336.4      1,000.7       525.3       222.7      2,085.1
                                                  ---------    ---------    --------    --------    ---------
         Operating income before
            federal income tax                        290.3        177.2       120.8        29.8        618.1
         Realized losses on investments                  --           --          --       (11.6)       (11.6)
                                                  ---------    ---------    --------    --------    ---------
         Consolidated income before
            federal tax expense                   $   290.3    $   177.2    $  120.8    $   18.2    $   606.5
                                                  =========    =========    ========    ========    =========
         Assets as of year end                    $62,599.7    $17,134.8    $6,616.7    $6,324.7    $92,675.9
                                                  =========    =========    ========    ========    =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


                                                    Variable           Fixed            Life         Corporate
         (in millions)                              Annuities         Annuities       Insurance       and Other         Total
         ------------------------------------       ---------         ---------       ---------       ---------       ---------
         1998:
         Net investment income (1)                  $   (31.3)        $ 1,116.6        $  225.6        $  170.7        $ 1,481.6
         Other operating revenue                        532.9              35.7           318.5            78.6            965.7
                                                    ---------         ---------        --------        --------        ---------
            Total operating revenue (2)                 501.6           1,152.3           544.1           249.3          2,447.3
                                                    ---------         ---------        --------        --------        ---------
         Interest credited to policyholder
            account balances                               --             828.6           115.4           125.0          1,069.0
         Amortization of deferred policy
            acquisition costs                           123.9              44.2            46.4              --            214.5
         Other benefits and expenses                    159.3             104.2           293.5            78.1            635.1
                                                    ---------         ---------        --------        --------        ---------
            Total expenses                              283.2             977.0           455.3           203.1          1,918.6
                                                    ---------         ---------        --------        --------        ---------
         Operating income before federal
             income tax                                 218.4             175.3            88.8            46.2            528.7
         Realized gains on investments                     --                --              --            28.4             28.4
                                                    ---------         ---------        --------        --------        ---------
         Consolidated income before
            federal tax expense                     $   218.4         $   175.3        $   88.8        $   74.6        $   557.1
                                                    =========         =========        ========        ========        =========
         Assets as of year end                      $47,668.7         $15,215.7        $5,187.6        $6,270.1        $74,342.1
                                                    =========         =========        ========        ========        =========

         1997:
         Net investment income (1)                  $   (26.8)        $ 1,098.2        $  184.9        $  152.9        $ 1,409.2
         Other operating revenue                        413.9              43.2           283.4            56.6            797.1
                                                    ---------         ---------        --------        --------        ---------
            Total operating revenue (2)                 387.1           1,141.4           468.3           209.5          2,206.3
                                                    ---------         ---------        --------        --------        ---------
         Interest credited to policyholder
            account balances                               --             823.4            78.5           114.7          1,016.6
         Amortization of deferred policy
            acquisition costs                            87.8              39.8            39.6              --            167.2
         Benefits and expenses                          148.4             108.7           283.5            63.1            603.7
                                                    ---------         ---------        --------        --------        ---------
            Total expenses                              236.2             971.9           401.6           177.8          1,787.5
                                                    ---------         ---------        --------        --------        ---------
         Operating income before federal
             income tax                                 150.9             169.5            66.7            31.7            418.8
         Realized gains on investments                     --              --                --            11.1             11.1
                                                    ---------         ---------        --------        --------        ---------
         Consolidated income before
            federal tax expense                     $   150.9         $   169.5        $   66.7        $   42.8        $   429.9
                                                    =========         =========        ========        ========        =========
         Assets as of year end                      $35,278.7         $14,436.3        $3,901.4        $6,174.3        $59,790.7
                                                    =========         =========        ========        ========        =========

----------
        (1) The Company's method of allocating net investment income results in a charge (negative net investment income) to the Variable Annuities segment which is recognized in the Corporate and Other segment. The charge relates to non-invested assets which support this segment on a statutory basis.
        (2)  Excludes realized gains and losses on investments.

         The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.

PART C. OTHER INFORMATION

         Item 24.     FINANCIAL STATEMENTS AND EXHIBITS

                      (a) All financial statements are included in Parts A and B of the Registration Statement:

                           (1) Financial statements included in Prospectus.
                               (Part A):
                               Condensed Financial Information.
                               in Part B:
                               Those financial statements required by Item 23 to be included in Part B have been incorporated therein by reference to the Prospectus (Part A).

                           Nationwide Variable Account:

                               Independent Auditors' Report.

                               Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 1999.

                               Statement of Operations for the years
                               ended December 31, 1999 and 1998.

                               Statement of Changes in Contract
                               Owners' Equity for the years ended
                               December 31, 1999 and 1998.


                               Notes to Financial Statements.


                           Nationwide Life Insurance Company and Subsidiaries:

                               Independent Auditors' Report.

                               Consolidated Balance Sheets as of December
                               31, 1999 and 1998.

                               Consolidated Statements of Income for the years ended December 31, 1999, 1998 and 1997.

                               Consolidated Statements of Shareholder's Equity for the years ended December 31, 1999, 1998 and 1997.

                               Consolidated Statements of Cash Flows for the years ended December 31, 1999, 1998 and 1997. Notes to Consolidated Financial Statements.


                      (b) Exhibits

                      (1)    Resolution of the Depositor's
                             Board of Directors  authorizing  the
                             establishment of the Registrant                  *

                      (2)    Not Applicable

                      (3)    Underwriting or Distribution of
                             contracts between the Registrant
                             and Principal Underwriter           Attached hereto

                      (4)    The form of the variable annuity contract       *






                      (5)    Variable Annuity Application                    *
                      (6)    Articles of Incorporation of
                             Depositor                                       *
                      (7)    Not Applicable
                      (8)    Not Applicable
                      (9)    Opinion of Counsel                              *
                      (10)   Not Applicable
                      (11)   Not Applicable
                      (12)   Not Applicable
                      (13)   Not Applicable

                      *Filed  previously with this Registration
                       Statement (No. 2 - 58043) and hereby incorporated reference.

Item 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

            NAME AND PRINCIPAL                        POSITIONS AND OFFICES
             BUSINESS ADDRESS                            WITH DEPOSITOR


           Lewis J. Alphin                                   Director
           519 Bethel Church Road
           Mount Olive, NC  28365-6107


           A. I. Bell                                        Director
           4121 North River Road West
           Zanesville, OH  43701

           Kenneth D. Davis                                  Director
           7229 Woodmansee Road
           Leesburg, OH  45135

           Keith W. Eckel                                    Director
           1647 Falls Road
           Clarks Summit, PA 18411


           Willard J. Engel                                  Director
           301 East Marshall Street
           Marshall, MN  56258


           Fred C. Finney                                    Director
           1558 West Moreland Road
           Wooster, OH  44691

           Joseph J. Gasper                President and Chief Operating Officer
           One Nationwide Plaza                            and Director
           Columbus, OH  43215

           Dimon R. McFerson                Chairman and Chief Executive Officer
           One Nationwide Plaza                            and Director
           Columbus, OH  43215

           David O. Miller                    Chairman of the Board and Director
           115 Sprague Drive
           Hebron, OH  43025


           Yvonne L. Montgomery                              Director
           Xerox Corporation
           Suite 200
           1401 H Street NW
           Washington, DC 20005-2110


           Ralph M. Paige                                    Director
           Federation of Southern
           Cooperatives/Land Assistance Fund
           2769 Church Street
           East Point, GA  30344

           James F. Patterson                                Director
           8765 Mulberry Road
           Chesterland, OH  44026

            NAME AND PRINCIPAL                        POSITIONS AND OFFICES
             BUSINESS ADDRESS                            WITH DEPOSITOR

           Arden L. Shisler                                  Director
           1356 North Wenger Road
           Dalton, OH  44618

           Robert L. Stewart                                 Director
           88740 Fairview Road
           Jewett, OH  43986


           Nancy C. Thomas                                   Director
           1767D Westwood Avenue
           Alliance, OH  44601

           Richard D. Headley                   Executive Vice President - Chief
           One Nationwide Plaza                   Information Technology Officer
           Columbus, OH 43215


           Robert A. Oakley                          Executive Vice President-
           One Nationwide Plaza                       Chief Financial Officer
           Columbus, OH  43215

           Robert J. Woodward, Jr.                   Executive Vice President
           One Nationwide Plaza                      Chief Investment Officer
           Columbus, OH  43215

           James E. Brock                      Senior Vice President - Corporate
           One Nationwide Plaza                             Development
           Columbus, OH  43215


           Charles A. Bryan                        Senior Vice President -
           One Nationwide Plaza            Chief Actuary - Property and Casualty
           Columbus, OH 43215


           John R. Cook, Jr.                         Senior Vice President -
           One Nationwide Plaza                    Chief Communications Officer
           Columbus, OH  43215


           David A. Diamond                          Senior Vice President -
           One Nationwide Plaza                        Corporate Controller
           Columbus, OH 43215

           Philip C. Gath                            Senior Vice President -
           One Nationwide Plaza             Chief Actuary - Nationwide Financial
           Columbus, OH  43215

           Patricia R. Hatler                         Senior Vice President,
           One Nationwide Plaza                    General Counsel and Secretary
           Columbus, OH 43215

            NAME AND PRINCIPAL                        POSITIONS AND OFFICES
             BUSINESS ADDRESS                            WITH DEPOSITOR


           David K. Hollingsworth                    Senior Vice President
           One Nationwide Plaza
           Columbus, OH 43215

           David R. Jahn                             Senior Vice President -
           One Nationwide Plaza                        Commercial Insurance
           Columbus, OH 43215

           Donna A James                     Senior Vice President - Chief Human
           One Nationwide Plaza                          Resources Officer
           Columbus, OH  43215


           Richard A. Karas                      Senior Vice President - Sales -
           One Nationwide Plaza                         Financial Services
           Columbus, OH  43215


           Gregory S. Lashutka                       Senior Vice President -
           One Nationwide Plaza                         Corporate Relations
           Columbus, OH 43215

           Edwin P. McCausland, Jr.                  Senior Vice President -
           One Nationwide Plaza                       Fixed Income Securities
           Columbus, OH 43215

           Mark D. Phelan                            Senior Vice President -
           One Nationwide Plaza                        Technology Services
           Columbus, OH 43215

           Douglas C. Robinette                       Senior Vice President -
           One Nationwide Plaza                     Claims and Finance Services
           Columbus, OH  43215

           Mark R. Thresher                          Senior Vice President -
           One Nationwide Plaza                   Finance - Nationwide Financial
           Columbus, OH 43215

           Richard M. Waggoner                       Senior Vice President -
           One Nationwide Plaza                             Operations
           Columbus, OH 43215

           Susan A. Wolken                       Senior Vice President - Product
           One Nationwide Plaza                     Management and Nationwide
           Columbus, OH  43215                          Financial Marketing



Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
         DEPOSITOR OR REGISTRANT.

          *    Subsidiaries for which separate financial statements are filed

          ** Subsidiaries included in the respective consolidated financial statements

          *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries

          **** other subsidiaries

             COMPANY                       STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                             ORGANIZATION           SECURITIES
                                                                    (SEE ATTACHED
                                                                    CHART UNLESS
                                                                    OTHERWISE
                                                                    INDICATED)
       --------------------------          ----------------         -------------            ------------------------------------
       The 401(k) Companies, Inc.               Texas                                        Holding Company

       The 401(k) Company                       Texas                                        Third-party administrator for 401(k)
                                                                                             plans

       401(k) Investment Advisors, Inc.         Texas                                        Investment advisor registered with the
                                                                                             SEC

       401(k) Investments Services, Inc.        Texas                                        NASD registered broker-dealer

       Affiliate Agency, Inc.                   Delaware                                     Insurance agency marketing life
                                                                                             insurance & annuity products through
                                                                                             financial institutions

       Affiliate Agency of Ohio, Inc.           Ohio                                         Insurance agency marketing life
                                                                                             insurance & annuity products through
                                                                                             financial institutions

       AID Finance Services, Inc.               Iowa                                         Holding Company

       ALLIED General Agency Company            Iowa                                         Managing general agent and surplus
                                                                                             lines broker for property & casualty
                                                                                             insurance products

       ALLIED Group, Inc.                       Iowa                                         Property & casualty holding company

       ALLIED Group Insurance Marketing         Iowa                                         Direct marketer for property and
       Company                                                                               casualty insurance products

       ALLIED Group Merchant Banking            Iowa                                         Broker-Dealer
       Corporation

       ALLIED Property and Casualty Insurance   Iowa                                         Underwrites general property &
       Company                                                                               casualty insurance

       Allnations, Inc.                         Ohio                                         Promotes international cooperative
                                                                                             insurance organizations

       AMCO Insurance Company                   Iowa                                         Underwrites general property &
                                                                                             casualty insurance

       American Marine Underwriters, Inc.       Florida                                      Underwriting manager for ocean cargo
                                                                                             and bulk insurance

       Auto Direkt Insurance Company            Germany                                      Insurance Company

       Cal-Ag Insurance services, Inc.          California                                   Captive insurance brokerage firm

       CalFarm Insurance Agency                 California                                   Former marketing company for
                                                                                             traditional agent producers of CalFarm
                                                                                             Insurance Company

       CalFarm Insurance Company                California                                   Multi-line insurance company

       Caliber Funding                          Delaware                                     A limited purpose corporation

       Colonial County Mutual Insurance         Texas                                        Insurance Company
       Company

       Columbus Insurance Brokerage and         Germany                                      General service insurance broker
       Service GmbH

             COMPANY                       STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                             ORGANIZATION           SECURITIES
                                                                    (SEE ATTACHED
                                                                    CHART UNLESS
                                                                    OTHERWISE
                                                                    INDICATED)
       --------------------------          ----------------         -------------            ------------------------------------
       Cooperative Service Company              Nebraska                                     Insurance agency that sells and
                                                                                             services commercial insurance

       Depositors Insurance Company             Iowa                                         Underwrites property & casualty
                                                                                             insurance

       eNationwide, LLC                         Ohio                                         A limited liability company to provide
                                                                                             administrative services to
                                                                                             Nationwide's direct operations

       Excaliber Funding Corporation            Delaware                                     Limited purpose corporation

       F&B, Inc.                                Iowa                                         Insurance Agency

       Farmland Mutual Insurance Company        Iowa                                         Mutual Insurance Company

       Financial Horizons Distributors          Alabama                                      Insurance agency marketing life
       Agency of Alabama, Inc.                                                               insurance and annuity products through
                                                                                             financial institutions

       Financial Horizons Distributors          Ohio                                         Insurance marketing life insurance and
       Agency of Ohio, Inc.                                                                  annuity products through financial
                                                                                             institutions

       Financial Horizons Distributors          Oklahoma                                     Insurance marketing life insurance and
       Agency of Oklahoma, Inc.                                                              annuity products through financial
                                                                                             institutions

       Financial Horizons Distributors          Texas                                        Insurance marketing life insurance and
       Agency of Texas, Inc.                                                                 annuity products through financial
                                                                                             institutions

       *Financial Horizons Investment Trust     Massachusetts                                Diversified, open-end investment
                                                                                             company

       Financial Horizons Securities            Oklahoma                                     Limited broker-dealer doing business
       Corporation                                                                           solely in the financial institution
                                                                                             market

       GatesMcDonald Health Plus Inc.           Ohio                                         Managed Care Organization

       Gates, McDonald & Company                Ohio                                         Services employers for managing
                                                                                             workers' and unemployment compensation
                                                                                             matters

       Gates, McDonald & Company of Nevada      Nevada                                       Self-insurance administration, claims
                                                                                             examinations and data processing
                                                                                             services

       Gates, McDonald & Company of New York,   New York                                     Workers' compensation/self-insured
       Inc.                                                                                  claims administration services to
                                                                                             employers with exposure in New York

       Insurance Intermediaries, Inc.           Ohio                                         Insurance agency providing commercial
                                                                                             property & casualty brokerage services

       Irvin L. Schwartz and Associates, Inc.   Ohio                                         Insurance Agency

       Landmark Financial Services of New       New York                                     Insurance agency marketing life
       York, Inc.                                                                            insurance and annuity products through
                                                                                             financial institutions

       Leben Direkt Insurance Company           Germany                                      Life insurance through direct mail

             COMPANY                       STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                             ORGANIZATION           SECURITIES
                                                                    (SEE ATTACHED
                                                                    CHART UNLESS
                                                                    OTHERWISE
                                                                    INDICATED)
       --------------------------          ----------------         -------------            ------------------------------------
       Lone Star General Agency, Inc.           Texas                                        General agent to market non-standard
                                                                                             automobile and motorcycle insurance
                                                                                             for Colonial Mutual Insurance Company

       MedProSolutions, Inc.                    Massachusetts                                Provides third-party administration
                                                                                             services for workers compensation,
                                                                                             automobile injury and disability claims

       Midwest Printing Services, Ltd.          Iowa                                         General printing services

       Morley & Associates, Inc.                Oregon                                       Insurance brokerage

       Morley Capital Management, Inc.          Oregon                                       Investment adviser and stable value
                                                                                             money management

       Morley Financial Services, Inc.          Oregon                                       Holding Company

       Morley Research Associates, Ltd.         Delaware                                     Credit research consulting

       **MRM Investments, Inc.                  Ohio                                         Owns and operates a recreational ski
                                                                                             facility

       **National Casualty Company              Wisconsin                                    Insurance Company

       National Casualty Company of America,    England                                      Insurance Company
       Ltd.

       National Deferred Compensation, Inc.     Ohio                                         Administers deferred compensation
                                                                                             plans for public employees

       **National Premium and Benefit           Delaware                                     Provides third-party administration
       Administration Company                                                                services

       Nationwide Advisory Services, Inc.       Ohio                                         Registered broker-dealer providing
                                                                                             investment management and
                                                                                             administrative services

       **Nationwide Agency, Inc.                Ohio                                         Insurance Agency

       Nationwide Agribusiness Insurance        Iowa                                         Provides property & casualty insurance
       Company                                                                               primarily to agricultural business

       Nationwide Arena, LLC                    Ohio                                         A limited liability company related to
                                                                                             arena development

       *Nationwide Asset Allocation Trust       Ohio                                         Diversified open-end investment company

       Nationwide Assurance Company             Wisconsin                                    Underwrites non-standard automobile
                                                                                             and motorcycle insurance

       Nationwide Cash Management Company       Ohio                                         Investment Securities Agent

             COMPANY                       STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                             ORGANIZATION           SECURITIES
                                                                    (SEE ATTACHED
                                                                    CHART UNLESS
                                                                    OTHERWISE
                                                                    INDICATED)
       --------------------------          ----------------         -------------            ------------------------------------
       Nationwide Corporation                   Ohio                                         Holding company for entities
                                                                                             affiliated with Nationwide Mutual
                                                                                             Insurance Company

       Nationwide Exclusive Distribution        Ohio                                         A limited liability company providing
       Company, LLC                                                                          agency support services to Nationwide
                                                                                             exclusive agents

       Nationwide Financial Assignment          Ohio                                         An assignment company to administer
       Company                                                                              structured settlement business

       Nationwide Financial Institution         Delaware                                     Insurance Agency
       Distributors Agency, Inc.

       Nationwide Financial Institution         New Mexico                                   Insurance Agency
       Distributors Agency, Inc. of
       New Mexico

       Nationwide Financial Institution         Massachusetts                                Insurance Agency
       Distributors Agency, Inc. of
       Massachusetts

       Nationwide Financial Services            Bermuda                                      Long-term insurer which issued
       (Bermuda) Ltd.                                                                        variable annuity and variable life
                                                                                             products to persons outside the U.S. &
                                                                                             Bermuda

       Nationwide Financial Services Capital    Delaware                                     Trust which issues and sells
       Trust                                                                                 securities & uses proceeds to acquire
                                                                                             debentures

       Nationwide Financial Services Capital    Delaware                                     Trust which issues and sells
       Trust II                                                                              securities & uses proceeds to acquire
                                                                                             debentures

       Nationwide Financial Services, Inc.      Delaware                                     Holding Company for entities
                                                                                             associated with Nationwide Mutual
                                                                                             Insurance Company

       Nationwide Foundation                    Ohio                                         Not-for profit corporation

       Nationwide General Insurance Company     Ohio                                         Primarily provides automobile and fire
                                                                                             insurance to select customers

       Nationwide Global Finance, LLC           Ohio                                         Act as a support company for
                                                                                             Nationwide Global Holdings, Inc. & its
                                                                                             international capitalization efforts

       Nationwide Global Funds                  Cayman Islands                               Exempted company with limited
                                                                                             liability for purpose of issuing
                                                                                             investment shares to segregated asset
                                                                                             accounts of Nationwide Financial
                                                                                             Services (Bermuda) Ltd. and to
                                                                                             non-U.S. resident investors

       Nationwide Global Holdings, Inc.         Ohio                                         Holding Company for Nationwide
                                                                                             Insurance Enterprise international
                                                                                             operations

       Nationwide Global Holdings, Inc.-NGH     Grand Duchy of                               Analyze European market of life
       Luxembourg Branch                        Luxembourg                                   insurance

             COMPANY                          STATE/COUNTRY OF         NO. VOTING            PRINCIPAL BUSINESS
                                                ORGANIZATION           SECURITIES
                                                                       (SEE ATTACHED
                                                                       CHART UNLESS
                                                                       OTHERWISE
                                                                       INDICATED)
       --------------------------             ----------------         -------------         ------------------------------------
       Nationwide Global Holdings-Hong Kong,    Hong Kong                                    Primarily a holding company for
       Limited                                                                               Nationwide Global Holdings, Inc. Asian
                                                                                             operations

       Nationwide Global Holdings-NGH Brasil    Brazil                                       Holding company
       Participacoes LTDA

       Nationwide Health Plans, Inc.            Ohio                                         Health insuring organization

       Nationwide Home Mortgage Company         Iowa                                         Mortgage lendor

       *Nationwide Indemnity Company            Ohio                                         Reinsurance company assuming business
                                                                                             from Nationwide Mutual Insurance
                                                                                             Company and other insurers within the
                                                                                             Nationwide Insurance Enterprise

       Nationwide Insurance Company of America  Wisconsin                                    Independent agency personal lines
                                                                                             underwriter of property & casualty
                                                                                             insurance

       Nationwide Insurance Company of Florida  Ohio                                         Transacts general insurance business
                                                                                             except life insurance

       Nationwide Insurance Golf Charities,     Ohio                                         Not-for-profit corporation
       Inc.

       Nationwide International Underwriters    California                                   Special risks, excess & surplus lines
                                                                                             underwriting manager

       Nationwide Investing Foundation          Michigan                                     Provide investors with continuous
                                                                                             source of investment under management
                                                                                             of trustees

       *Nationwide Investing Foundation II      Massachusetts                                Diversified, open-end investment
                                                                                             company

       Nationwide Investment Services           Oklahoma                                     Registered broker-dealer
       Corporation

       Nationwide Investors Services, Inc.      Ohio                                         Stock Transfer Agent

       **Nationwide Life and Annuity            Ohio                                         Life Insurance Company
       Insurance Company

       **Nationwide Life Insurance Company      Ohio                                         Life Insurance Company

       Nationwide Lloyds                        Texas                                        Commercial property insurance in Texas

       Nationwide Management Systems, Inc.      Ohio                                         Preferred provider organization,
                                                                                             products and related services

       Nationwide Mutual Fire Insurance         Ohio                                         Mutual Insurance Company
       Company

       *Nationwide Mutual Funds                 Ohio                                         Diversified, open-end investment
                                                                                             company

       Nationwide Mutual Insurance Company      Ohio                                         Mutual Insurance Company

             COMPANY                          STATE/COUNTRY OF         NO. VOTING            PRINCIPAL BUSINESS
                                                ORGANIZATION           SECURITIES
                                                                       (SEE ATTACHED
                                                                       CHART UNLESS
                                                                       OTHERWISE
                                                                       INDICATED)
       --------------------------             ----------------         -------------         ------------------------------------
       Nationwide Properties, Ltd.              Ohio                                         Develop, own and operate real estate
                                                                                             and real estate investments

       Nationwide Property and Casualty         Ohio                                         Insurance Company
       Insurance Company

       Nationwide Realty Investors, Inc.        Ohio                                         Develop, own and operate real estate
                                                                                             and real estate investments

       Nationwide Retirement Solutions, Inc.    Delaware                                     Market and administer deferred
                                                                                             compensation plans for public employees

       Nationwide Retirement Solutions, Inc.    Alabama                                      Market and administer deferred
       of Alabama                                                                            compensation plans for public employees

       Nationwide Retirement Solutions, Inc.    Arizona                                      Market and administer deferred
       of Arizona                                                                            compensation plans for public employees

       Nationwide Retirement Solutions, Inc.    Arkansas                                     Market and administer deferred
       of Arkansas                                                                           compensation plans for public employees

       Nationwide Retirement Solutions, Inc.    Montana                                      Market and administer deferred
       of Montana                                                                            compensation plans for public employees

       Nationwide Retirement Solutions, Inc.    Nevada                                       Market and administer deferred
       of Nevada                                                                             compensation plans for public employees

       Nationwide Retirement Solutions, Inc.    New Mexico                                   Market and administer deferred
       of New Mexico                                                                         compensation plans for public employees

       Nationwide Retirement Solutions, Inc.    Ohio                                         Market variable annuity contracts to
       of Ohio                                                                               members of the National Education
                                                                                             Association in the state of Ohio

       Nationwide Retirement Solutions, Inc.    Oklahoma                                     Market variable annuity contracts to
       of Oklahoma                                                                           members of the National Education
                                                                                             Association in the state of Oklahoma

       Nationwide Retirement Solutions, Inc.    South Dakota                                 Market and administer deferred
       of South Dakota                                                                       compensation plans for public employees

       Nationwide Retirement Solutions, Inc.    Texas                                        Market and administer deferred
       of Texas                                                                              compensation plans for public employees

       Nationwide Retirement Solutions, Inc.    Wyoming                                      Market variable annuity contracts to
       of Wyoming                                                                            members of the National Education
                                                                                             Association in the state of Wyoming

             COMPANY                          STATE/COUNTRY OF         NO. VOTING            PRINCIPAL BUSINESS
                                                ORGANIZATION           SECURITIES
                                                                       (SEE ATTACHED
                                                                       CHART UNLESS
                                                                       OTHERWISE
                                                                       INDICATED)
       --------------------------             ----------------         -------------         ------------------------------------
       Nationwide Retirement Solutions          Massachusetts                                Market and administer deferred
       Insurance Agency Inc.                                                                 compensation plans for public employees

       Nationwide Seguradora S.A.               Brazil                                       Engage in elementary, health & life
                                                                                             insurance; private open pension and
                                                                                             wealth concession plans

       *Nationwide Separate Account Trust       Massachusetts                                Diversified, open-end investment
                                                                                             company

       Nationwide Services Company, LLC.        Ohio                                         Single member limited liability
                                                                                             company performing shared services
                                                                                             functions for the Nationwide Insurance
                                                                                             Enterprise

       Nationwide Trust Company, FSB            United States                                Federal savings bank chartered by the
                                                                                             Office of Thrift Supervision in U.S.
                                                                                             Department of Treasury to exercise
                                                                                             custody & fiduciary powers

       Neckura Holding Company                  Germany                                      Administrative services for Neckura
                                                                                             Insurance Group

       Neckura Insurance Company                Germany                                      Insurance Company

       Neckura Life Insurance Company           Germany                                      Life and health insurance company

       Nevada Independent                       Nevada                                       Workers' compensation administrative
       Companies-Construction                                                                services to Nevada employers in the
                                                                                             construction industry

       Nevada Independent Companies-Health      Nevada                                       Workers' compensation administrative
       and Nonprofit                                                                         services to Nevada employers in health
                                                                                             & nonprofit industries

       Nevada Independent Companies-            Nevada                                       Workers' compensation administrative
       Hospitality and Entertainment                                                         services to Nevada employers in the
                                                                                             hospitality & entertainment industries

       Nevada Independent Companies-            Nevada                                       Workers' compensation administrative
       Manufacturing, Transportation and                                                     services to Nevada employers in the
       Distribution                                                                          manufacturing, transportation and
                                                                                             distribution industries

       NFS Distributors, Inc.                   Delaware                                     Holding company for Nationwide
                                                                                             Financial Services, Inc. distribution
                                                                                             companies

       NGH Luxembourg, S.A                      Luxembourg                                   Acts primarily as holding company for
                                                                                             Nationwide Global Holdings, Inc.
                                                                                             European operations

       NGH Netherlands, B.V.                    The Netherlands                              Holding company for other overseas
                                                                                             companies

             COMPANY                          STATE/COUNTRY OF         NO. VOTING            PRINCIPAL BUSINESS
                                                ORGANIZATION           SECURITIES
                                                                       (SEE ATTACHED
                                                                       CHART UNLESS
                                                                       OTHERWISE
                                                                       INDICATED)
       --------------------------             ----------------         -------------         ------------------------------------
       NGH UK, Ltd.                             United Kingdom                               Assist Nationwide Global Holdings,
                                                                                             Inc. with European operations and
                                                                                             marketing

       Northpointe Capital LLC                  Delaware                                     Limited liability company for
                                                                                             investments

       PanEuroLife                              Luxembourg                                   Life Insurance company providing
                                                                                             individual life insurance primarily in
                                                                                             the UK, Belgium and France

       Pension Associates, Inc.                 Wisconsin                                    Pension plan administration and record
                                                                                             keeping services

       Portland Investment Services, Inc.       Oregon                                       NASD registered broker-dealer

       Premier Agency, Inc.                     Iowa                                         Insurance Agency

       Riverview Agency, Inc.                   Texas                                        Has a pending application to become a
                                                                                             licensed insurance agency with the
                                                                                             Texas Department of Insurance

       Scottsdale Indemnity Company             Ohio                                         Insurance Company

       Scottsdale Insurance Company             Ohio                                         Insurance Company

       Scottsdale Surplus Lines Insurance       Arizona                                      Provides excess and surplus lines
       Company                                                                               insurance coverage on a non-admitted
                                                                                             basis

       SVM Sales GmbH, Neckura Insurance        Germany                                      Recruits and supervises external sales
       Group                                                                                 partners who obtain new business for
                                                                                             the Neckura Group as well as to offer
                                                                                             financial services

       Union Bond & Trust Company               Oregon                                       Oregon state bank with trust powers

       Villanova Capital, Inc.                  Delaware                                     Holding Company

       Villanova Mutual Fund Capital Trust      Delaware                                     Trust designed to act as a registered
                                                                                             investment advisor

       Villanova SA Capital Trust               Delaware                                     Trust designed to act as a registered
                                                                                             investment advisor

       Western Heritage Insurance Company       Arizona                                      Underwrites excess and surplus lines
                                                                                             of property and casualty insurance

             COMPANY                            STATE/COUNTRY OF       NO. VOTING                    PRINCIPAL BUSINESS
                                                  ORGANIZATION         SECURITIES
                                                                      (SEE ATTACHED
                                                                      CHART UNLESS
                                                                      OTHERWISE
                                                                      INDICATED)
       --------------------------               ----------------      -------------                  -------------------------------
     *   MFS Variable Account                            Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

     *   NACo Variable Account                           Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

     *   Nationwide DC Variable Account                  Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

         Nationwide DCVA-II                              Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

     *   Separate Account No. 1                          Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

     *   Nationwide Multi-Flex Variable Account          Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

     *   Nationwide VA Separate Account-A                Ohio          Nationwide Life and Annuity   Issuer of Annuity Contracts
                                                                       Separate Account

     *   Nationwide VA Separate Account-B                Ohio          Nationwide Life and Annuity   Issuer of Annuity Contracts
                                                                       Separate Account

     *   Nationwide VA Separate Account-C                Ohio          Nationwide Life and Annuity   Issuer of Annuity Contracts
                                                                       Separate Account

     *   Nationwide Variable Account                     Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

     *   Nationwide Variable Account-II                  Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

     *   Nationwide Variable Account-3                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

     *   Nationwide Variable Account-4                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

     *   Nationwide Variable Account-5                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

     *   Nationwide Variable Account-6                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

     *   Nationwide Fidelity Advisor Variable            Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
         Account                                                       Account

     *   Nationwide Variable Account-8                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

     *   Nationwide Variable Account-9                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

     *   Nationwide Variable Account-10                  Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

         Nationwide Variable Account-11                  Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account

                                                                                                                         (left side)
------------------------
| NATIONWIDE INSURANCE |
| GOLF CHARITIES, INC. |
|                      |
|      MEMBERSHIP      |
|      NONPROFIT       |
|     CORPORATION      |
------------------------
           -------------------------------------------------------------------------------------------------------------------------
           |                                      |
---------------------------           ---------------------------       ----------------------------
|      ALLIED GROUP       |           |         ALLIED          |       |                          |
|    MERCHANT BANKING     |           |       GROUP, INC.       |       |                          |
|      CORPORATION        |           |          (AGI)          |       |     NATIONWIDE LLOYDS    |
|                         |           |                         |       |                          |
|Common Stock: 10,000     |   |-------|Common Stock: 850 Shares |---|   |                          |
|------------  Shares     |   |       |------------             |   |   |      A TEXAS LLOYDS      |================================
|                         |   |       |                         |   |   |                          |
|              Cost       |   |       |              Cost       |   |   |                          |
|              ----       |   |       |              ----       |   |   |                          |
|Casualty-                |   |       |Casualty-                |   |   |                          |
|100%         $150,055    |   |       |100%       $243,344,521  |   |   |                          |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                                     |
---------------------------   |       ---------------------------   |   ----------------------------
|  NATIONWIDE INSURANCE   |   |       |           AMCO          |   |   |        DEPOSITORS        |
|   COMPANY OF AMERICA    |   |       |    INSURANCE COMPANY    |   |   |     INSURANCE COMPANY    |
|                         |   |       |          (AMCO)         |   |   |       (DEPOSITORS)       |
|Common Stock: 12,000     |   |       |Common Stock: 500,000    |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|       |                         |---|---|                          |
|              Cost       |   |       |              Cost       |   |   |              Cost        |
|              ----       |   |       |              ----       |   |   |              ----        |
|                         |   |       |                         |   |   |                          |
|AGI-100%    $215,273,000 |   |       |AGI-100%     $147,425,540|   |   |AGI 100%      $22,251,842 |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                    |                |
---------------------------   |       ---------------------------   |   ----------------------------
|      AID FINANCE        |   |       |           ALLIED        |   |   |     ALLIED PROPERTY      |
|     SERVICES, INC.      |   |       |      GENERAL AGENCY     |   |   |       AND CASUALTY       |
|     (AID FINANCE)       |   |       |          COMPANY        |   |   |    INSURANCE COMPANY     |
|Common Stock: 10,000     |   |       |Common Stock: 5,000      |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|       |                         |   |---|                          |
|              Cost       |           |              Cost       |   |   |              Cost        |
|              ----       |           |              ----       |   |   |              ----        |
|AGI-100%      $19,545,634|           |AMCO-100%     $135,342   |   |   |AGI-100%      $47,018,643 |
---------------------------           ---------------------------   |   ----------------------------
            |                                                       |
---------------------------           ---------------------------   |   ----------------------------
|        ALLIED           |           |         MIDWEST         |   |   |        NATIONWIDE        |
|   GROUP INSURANCE       |           |    PRINTING SERVICES,   |   |   |      HOME MORTGAGE       |
|  MARKETING COMPANY      |           |           LTD.          |   |   |      COMPANY (NHMC)      |
|                         |           |Common Stock: 10,000     |   |   |                          |
|Common Stock: 20,000     |           |------------  Shares     |   |   |Common Stock: 54,348      |
|------------  Shares     |           |                         |---|---|------------   Shares     |
|                         |           |                         |   |   |                          |
|                         |           |                         |   |   |                          |
|                         |           |                         |   |   |                          |
|              Cost       |           |              Cost       |   |   |                          |
|              ----       |           |              ----       |   |   |                          |
| Aid                     |           |AGI-100%      $610,000   |   |   |AGI-80%                   |
| Finance-100% $16,059,469|           ---------------------------   |   ----------------------------
--------------------------                                          |                 |
                                      ---------------------------   |   ----------------------------
                                      |          PREMIER        |   |   |           AGMC           |
                                      |          AGENCY,        |   |   |      REINSURANCE, LTD.   |
                                      |            INC.         |   |   |                          |
                                      |Common Stock: 100,000    |   |   |Common Stock: 11,000      |
                                      |------------  Shares     |   |   |------------  Shares      |
                                      |                         |---|   |                          |
                                      |              Cost       |       |              Cost        |
                                      |              ----       |       |              ----        |
                                      |AGI-100%      $100,000   |       |NHMC-100%     $11,000     |
                                      ---------------------------       ----------------------------

                                                    NATIONWIDE(R)                                                  (middle)
  ------------------------------------------                                              ------------------------------------------
  |                                        |                                              |                                        |
  |           NATIONWIDE MUTUAL            |                                              |          NATIONWIDE MUTUAL             |
  |           INSURANCE COMPANY            |==============================================|        FIRE INSURANCE COMPANY          |
  |              (CASUALTY)                |                                              |               (FIRE)                   |
  |                                        |                                              |                                        |
  ------------------------------------------                                              ------------------------------------------
  |  ||               |                                                                                     |
--|  ||               |--------------------------------------------------------------------|                |-----------------------
     ||                                                                                    |
     ||                                          |--------------------------------------------------------------|-------------------
     ||                                          |                                                              |
     ||  --------------------------------        |   --------------------------------            -----------------------------------
     ||  |       FARMLAND MUTUAL        |        |   |     NATIONWIDE GENERAL       |            |       NECKURA HOLDING        |
     ||  |      INSURANCE COMPANY       |        |   |      INSURANCE COMPANY       |            |      COMPANY (NECKURA)       |
     ||  |Guaranty Fund                 |        |   |                              |            |                              |
=====||==|------------                  |---|    |   |Common Stock:    20,000       |            |Common Stock:    10,000       |
         |Certificate                   |   |    |---|------------     Shares       |         |--|------------     Shares       |
         |-----------                   |   |    |   |                              |         |  |                              |
         |                 Cost         |   |    |   |                 Cost         |         |  |                 Cost         |
         |                 ----         |   |    |   |                 ----         |         |  |                 ----         |
         |Casualty         $500,000     |   |    |   |Casualty-100%    $5,944,422   |         |  |Casualty-100%    $142,943,140 |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
                                            |    |                                            |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
         |          F & B, INC.         |   |    |   |      NATIONWIDE PROPERTY     |         |  |           NECKURA            |
         |                              |   |    |   |         AND CASUALTY         |         |  |       INSURANCE COMPANY      |
         |Common Stock:    1 Share      |   |    |   |       INSURANCE COMPANY      |         |  |                              |
         |------------                  |   |    |   |Common Stock:    60,000       |         |--|Common Stock:    6,000        |
         |                              |---|    |---|------------     Shares       |         |  |------------     Shares       |
         |                 Cost         |   |    |   |                              |         |  |                              |
         |                 ----         |   |    |   |                 Cost         |         |  |                 Cost         |
         |Farmland                      |   |    |   |                 ----         |         |  |                 ----         |
         |Mutual-100%       $10         |   |    |   |Casualty-100%    $6,000,000   |         |  |Neckura-100%     DM 6,000,000 |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
                                            |    |                                            |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
         |     COOPERATIVE SERVICE      |   |    |   |     NATIONWIDE ASSURANCE     |         |  |         NECKURA LIFE         |
         |           COMPANY            |   |    |   |            COMPANY           |         |  |       INSURANCE COMPANY      |
         |Common Stock:    600 Shares   |   |    |   |                              |         |  |                              |
         |------------                  |----    |---|Common Stock:    1,750        |         |--|Common Stock:    4,000        |
         |                              |        |   |------------     Shares       |         |  |------------     Shares       |
         |                 Cost         |            |                              |            |                              |
         |                 ----         |        |   |                 Cost         |         |  |                 Cost         |
         |Farmland                      |        |   |                 ----         |         |  |                 ----         |
         |Mutual-100%      $3,506,173   |        |   |Casualty-100%    $41,750,000  |         |  |Neckura-100%     DM 15,825,681|
         --------------------------------        |   --------------------------------         |  --------------------------------
                                                 |                                            |
         --------------------------------        |   --------------------------------         |  --------------------------------
         |          SCOTTSDALE          |        |   |    NATIONWIDE AGRIBUSINESS   |         |  |      COLUMBUS INSURANCE      |
         |       INSURANCE COMPANY      |        |   |       INSURANCE COMPANY      |         |  |    BROKERAGE AND SERVICE     |
         |             (SIC)            |        |   |                              |         |  |             GmbH             |
         |Common Stock:    30,136       |        |   |Common Stock:    1,000,000    |         |  |Common Stock:    1 Share      |
     |---|------------     Shares       |--------|---|------------     Shares       |         |--|------------                  |
     |   |                              |        |   |                              |         |  |                              |
     |   |                              |        |   |                 Cost         |         |  |                 Cost         |
     |   |                 Cost         |        |   |                 ----         |         |  |                 ----         |
     |   |                 ----         |        |   |Casualty-99.9%   $26,714,335  |         |  |Neckura-100%     DM 51,639    |
     |   |Casualty-100%    $150,000,500 |        |   |Other Capital                 |         |  |                              |
     |   |                              |        |   |-------------                 |         |  |                              |
     |   |                              |        |   |Casualty-Ptd.    $713,576     |         |  |                              |
     |   --------------------------------        |   -------------------------------          |  --------------------------------
     |                                           |                                            |
     |   --------------------------------        |   --------------------------------         |  --------------------------------
     |   |         SCOTTSDALE           |        |   |       NATIONAL CASUALTY      |         |  |         LEBEN DIREKT         |
     |   |        SURPLUS LINES         |        |   |            COMPANY           |         |  |       INSURANCE COMPANY      |
     |   |      INSURANCE COMPANY       |        |   |              (NC)            |         |  |                              |
     |   |Common Stock:    10,000       |        |   |  Common Stock:  100 Shares   |         |  |Common Stock:    4,000 Shares |
     |---|------------     Shares       |        ----|  -------------               |         |--|------------                  |
     |   |                              |            |                              |         |  |                              |
     |   |                 Cost         |            |                 Cost         |         |  |                 Cost         |
     |   |                 ----         |            |                 ----         |         |  |                 ----         |
     |   |SIC-100%         $6,000,000   |            |Casualty-100%    $67,442,439  |         |  |Neckura-100%     DM 4,000,000 |
     |   |                              |            |                              |         |  |                              |
     |   --------------------------------            --------------------------------         |  --------------------------------
     |                                                               |                        |
     |   --------------------------------            --------------------------------         |  --------------------------------
     |   |      NATIONAL PREMIUM &      |            |     NCC OF AMERICAN, LTD.    |         |  |          AUTO DIREKT         |
     |   |    BENEFIT ADMINISTRATION    |            |           (INACTIVE)         |         |  |        INSURANCE COMPANY     |
     |   |           COMPANY            |            |                              |         |  |                              |
     |   |Common Stock:    10,000       |            |                              |         |  |Common Stock:    1500  Shares |
     |---|------------     Shares       |            |                              |         |--|------------                  |
     |   |                              |            |                              |         |  |                              |
     |   |                 Cost         |            |                              |         |  |                 Cost         |
     |   |                 ----         |            |                              |         |  |                 ----         |
     |   |SIC-100%         $10,000      |            |NC-100%                       |         |  |Neckura-100%     DM 1,643,149 |
     |   --------------------------------            --------------------------------         |  --------------------------------
     |                                                                                        |
     |   --------------------------------            --------------------------------         |  --------------------------------
     |   |            WESTERN    .      |            |           SUN DIRECT         |         |  |           SVM SALES          |
     |   |       HERITAGE INSURANCE     |            |        VERSICHERUNGS -       |         |  |             GmbH             |
     |   |            COMPANY           |            |       AKTIENGESCLISCHAFT     |         |  |                              |
     |   |Common Stock:    4,776,076    |            |Common Stock:    1 Share      |         |  |Common Stock:    50 Shares    |
     |---|------------     Shares       |            |------------                  |------------|                              |
         |                              |            |                              |            |                              |
         |                 Cost         |            |                 Cost         |            |                 Cost         |
         |                 ----         |            |                 ----         |            |                 ----         |
         |SIC-100%         $57,000,000  |            |Neckura-100%     $9,600,000   |            |Neckura-100%     DM 50,000    |
         |                              |            |                 EURO         |            |                              |
         --------------------------------            --------------------------------            --------------------------------

                                                                                                                        (right side)
                                                                                                            ------------------------
                                                                                                            |      NATIONWIDE      |
                                                                                                            |      FOUNDATION      |
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------
---------------------------------------------------------------------------------------------------------------------|
                                                                                                                     |
---------------------------------------------------------------------------------------------------------------      |
                       |                                                                 |                    |      |
                       |                                                                 |                    |      |
        --------------------------------          --------------------------------       |     -------------------------------------
        |         SCOTTSDALE           |          |         NATIONWIDE           |       |     |          NATIONWIDE               |
        |      INDEMNITY COMPANY       |          |      COMMUNITY URBAN         |       |     |          CORPORATION              |
        |                              |          |       REDEVELOPMENT          |       |     |                                   |
        |                              |          |        CORPORATION           |       |     |Common Stock:    Control:          |
        |Common Stock:    50,000       |          |Common Stock:    10 Shares    |       |     |------------     -------           |
  |-----|------------     Shares       |     |----|------------                  |       |     |$13,642,432      100%              |
  |     |                              |     |    |                 Cost         |       |     |         Shares     Cost           |
  |     |                 Cost         |     |    |                 ----         |       |     |         ------     ----           |
  |     |                 ----         |     |    |Casualty-100%    $1,000       |       |     |Casualty 12,992,922 $1,008,497,908 |
  |     |Casualty-100%    $8,800,000   |     |    |                              |       |     |Fire        649,510     36,862,514 |
  |     |                              |     |    |                              |       |     |          (See Page 2)             |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |         NATIONWIDE           |     |    |       NATIONWIDE CASH        |       |     |         ALLNATIONS, INC.          |
  |     |      INDEMNITY COMPANY       |     |    |      MANAGEMENT COMPANY      |       |     |Common Stock:    12,167 Shares     |
  |     |                              |     |    |                              |       |     |-------------    Cost              |
  |-----|Common Stock:    28,000       |     |----|Common Stock:    100 Shares   |       |-----|                 ----              |
  |     |------------     Shares       |     |    |------------                  |       |     |Casualty-18.6%   $90,630           |
  |     |                              |     |    |                 Cost         |       |     |Fire-18.6%       $90,722           |
  |     |                 Cost         |     |    |                 ----         |       |     |Preferred Stock  1,466 Shares      |
  |     |                 ----         |     |    |Casualty-100%    $11,226      |       |     |---------------  Cost              |
  |     |Casualty-100%    $594,529,000 |     |    |                              |       |     |                 ----              |
  |     |                              |     |    |                              |       |     |Casualty-6.8%    $100,000          |
  |     |                              |     |    |                              |       |     |Fire-6.8%        $100,000          |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |          LONE STAR           |     |    |    NATIONWIDE INSURANCE      |       |     |       CALFARM INSURANCE           |
  |     |     GENERAL AGENCY, INC.     |     |    |     COMPANY OF FLORIDA       |       |     |           COMPANY                 |
  |     |                              |     |    |                              |       |     |Common Stock:    49,800 Shares     |
  ------|Common Stock:    1,000        |     |----|Common Stock:    10,000 Shares|       |-----|-------------                      |
  |     |------------     Shares       |     |    |------------                  |             |                                   |
  |     |                              |     |    |                 Cost         |             |                                   |
  |     |                 Cost         |     |    |                 ----         |             |                                   |
  |     |                 ----         |     |    |Casualty-100%    $300,000,000 |             |Casualty-100%                      |
  |     |Casualty-100%    $5,000,000   |     |    |                              |             |                                   |
  |     --------------------------------     |    --------------------------------             -------------------------------------
  |                   ||                     |                                                                     |
  |     --------------------------------     |    --------------------------------             -------------------------------------
  |     |        COLONIAL COUNTY       |     |    |   NATIONWIDE INTERNATIONAL   |             |       CALFARM INSURANCE           |
  |     |        MUTUAL INSURANCE      |     |    |         UNDERWRITERS         |             |             AGENCY                |
  |     |             COMPANY          |     |    |Common Stock:    1,000 Shares |             |                                   |
  |     |                              |     |----|------------                  |             |                                   |
  |     |                              |     |    |                              |             |                                   |
  |     |                              |     |    |                 Cost         |             |Common Stock:    1,000 shares      |
  |     |Surplus Debentures:           |     |    |                 ----         |             |-------------                      |
  |     |-------------------           |     |    |Casualty-100%    $10,000      |             |                                   |
  |     |                 Cost         |     |    --------------------------------             |                                   |
  |     |                 ----         |     |                                                 |                                   |
  |     |Colonial         $500,000     |     |    --------------------------------             |CalFarm Insurance                  |
  |     |Lone Star         150,000     |     |    |          NATIONWIDE          |             |Company - 100%                     |
  |     --------------------------------     |    |          ARENA LLC           |             -------------------------------------
  |                                          |    |                              |                                 |
  |     --------------------------------     |    |                              |             -------------------------------------
  |     |    NATIONWIDE SERVICES       |     |    |                              |             |        CAL-AG INSURANCE           |
  |     |        COMPANY, LLC          |     |    |                              |             |            SERVICES               |
  |     |                              |     |    |                              |             |                                   |
  |     |Single Member Limited         |     |....|                              |             |Common Stock:    1,000 Shares      |
  |.....|Liability Company             |     |    |                              |             |------------                       |
  |     |                              |     |    |                              |             |                                   |
  |     |                              |     |    |Casualty-90%                  |             |CalFarm Insurance                  |
  |     |Casualty-100%                 |     |    |                              |             |Agency-100%                        |
  |     |                              |     |    --------------------------------             -------------------------------------
  |     --------------------------------     |
  |                                          |    --------------------------------
  |                                          |    |         NATIONWIDE           |
  |     --------------------------------     |    |    EXCLUSIVE DISTRIBUTION    |
  |     |    AMERICAN MARINE           |     |    |     COMPANY, LLC (NEDCO)     |
  |     |   UNDERWRITERS, INC.         |     |    |                              |
  |     |                              |     |    |   Single Member Limited      |
  |     |Common Stock:   20 Shares     |     |....|     Liability Compnany       |
  |-----|------------                  |     |    |                              |
  |     |                 Cost         |     |    |                              |
  |     |                 ----         |     |    |Casualty-100%                 |
  |     |Casualty-100%    $5,020       |     |    |                              |
  |     |                              |     |    --------------------------------
  |     --------------------------------     |                   |
  |                                          |    --------------------------------
  |     ---------------------------------    |    |          INSURANCE           |
  |     |      eNATIONWIDE, LLC         |    |    |     INTERMEDIARIES, INC      |
  |     |                               |    |    |                              |
  |     |    Single Member Limited      |    |    |Common Stock     1,615 Shares |
  |     |      Liability Company        |    |----|------------                  |
  |     |                               |         |                 Cost         |
  |.....|                               |         |                 ----         |
        |                               |         |Casualty-100%    $1,615,000   |
        |                               |         |                              |
        |Casualty-100%                  |         --------------------------------
        |                               |
        ---------------------------------
                                                                                            Subsidiary Companies      -- Solid Line
                                                                                            Contractual Association   -- Double Line
                                                                                            Limited Liability Company -- Dotted Line

                                                                                            December 31, 1999

                                                                                                                       (Left Side)

                             |----------------------------------|-----------------------------------|-----------------------------
                             |                                  |                                   |
               -----------------------------      -----------------------------      -----------------------------
               | NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |     NATIONWIDE TRUST      |
               |     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      |      COMPANY, FSB         |
               |                           |      |      CAPITAL TRUST        |      | Common Stock: 2,800,000   |
               | Common Stock: 3,814,779   |      | Preferred Stock:          |      | ------------  Shares      |
               | ------------  Shares      |      | ---------------           |      |               Cost        |
               |                           |      |                           |      |               ----        |
               | NFS--100%                 |      | NFS--100%                 |      | NFS--100%     $3,000,000  |
               ----------------|------------      -----------------------------      -----------------------------
                               |
                               |                                                                      ||--------------------------
-----------------------------  |  -----------------------------                      -----------------------------
|    NATIONWIDE LIFE AND    |  |  |         NATIONWIDE        |                      |    NATIONWIDE FINANCIAL   |
| ANNUITY INSURANCE COMPANY |  |  |  ADVISORY SERVICES, INC   |                      |  INSTITUTION DISTRIBUTORS |
|                           |  |  |      (NW ADV. SERV.)      |                      |    AGENCY, INC. (NFIDAI)  |
| Common Stock: 66,000      |  |  | Common Stock: 7,676       |                      |                           |
| ------------  Shares      |--|--| ------------  Shares      |====                  |                           |
|                           |  |  |                           |  ||                  |                           |
|               Cost        |  |  |               Cost        |  ||                  | Common Stock: 1,000 Shares|
|               ----        |  |  |               ----        |  ||                  | ------------              |
| NW Life-100% $58,070,003  |  |  | NW Life-100% $5,996,261   |  ||                  | NFSDI-100%                |
-----------------------------  |  -----------------------------  ||                  --------------|--||----------
                               |                                 ||                                |  ||
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
|   NATIONWIDE INVESTMENT   |  |  |     NATIONWIDE MUTUAL     |  ||  |     FINANCIAL HORIZONS    | |  ||  |                     |
|   SERVICES CORPORATION    |  |  |           FUNDS           |  ||  |    DISTRIBUTORS AGENCY    | |  ||  |                     |
|                           |  |  |                           |  ||  |      OF ALABAMA, INC.     | |  ||  |                     |
| Common Stock: 5,000       |  |  |    OHIO BUSINESS TRUST    |  ||  |                           | |  ||  |      FLORIDA        |
| ------------  Shares      |  |  |                           |  ||  | Common Stock: 10,000      | |  ||  |      RECORDS        |===
|                           |--|  |                           |==||  | ------------  Shares      |--  ||  |   ADMINISTRATOR     |
|                           |  |  |                           |  ||  |                           | |  ||  |                     |
|               Cost        |  |  |                           |  ||  |               Cost        | |  ||  |                     |
|               ----        |  |  |                           |  ||  |               ----        | |  ||  |                     |
| NW Life-100% $529,728     |  |  |                           |  ||  | NFIDAI-100%   $100        | |  ||  |                     |
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
                               |                                 ||                                |  ||
-----------------------------  |  -----------------------------  ||  ------------------------------|  ||  -----------------------
|   NATIONWIDE FINANCIAL    |  |  |        NATIONWIDE         |  ||  |    LANDMARK FINANCIAL     | |  ||  |                     |
|       ASSIGNMENT          |  |  |     SEPARATE ACCOUNT      |  ||  |        SERVICES OF        | |  ||  |                     |
|        COMPANY            |  |  |           TRUST           |  ||  |       NEW YORK, INC.      | |  ||  |                     |
|                           |  |  |                           |  ||  |                           | |  ||  |                     |
|                           |  |  |                           |  ||  | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
|                           |--|  |       MASSACHUSETTS       |==||  | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
|                           |  |  |      BUSINESS TRUST       |  ||  |                           | |  ||  |      OF OHIO, INC.  |
|                           |  |  |                           |  ||  |               Cost        | |  ||  |                     |
|                           |  |  |                           |  ||  |               ----        | |  ||  |                     |
| NW Life-100%              |  |  |                           |  ||  | NFIDAI-100% $10,100       | |  ||  |                     |
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
                               |                                 ||                                |  ||
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
|     NATIONWIDE REALTY     |  |  |         NATIONWIDE        |  ||  |     FINANCIAL HORIZONS    | |  ||  |                     |
|      INVESTORS, LTD.      |  |  |         GLOBAL FUND       |  ||  |      SECURITIES CORP.     | |  ||  |                     |
|                           |  |  |                           |  ||  |                           | |  ||  |                     |
| Units:                    |  |  |       CAYMAN ISLANDS      |  ||  | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
| ------                    |--|  |        EXEMPTED LLC       |==||  | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
|                           |  |  |                           |  ||  |                           | |  ||  |   OF OKLAHOMA, INC  |
|                           |  |  |                           |  ||  |               Cost        | |  ||  |                     |
| NW Life-90%               |  |  |                           |  ||  |               ----        | |  ||  |                     |
| NW Mutual-10%             |  |  |                           |  ||  | NFIDAI-100% $153,000      | |  ||  |                     |
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
                               |                                 ||                                |  ||
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
|        NATIONWIDE         |  |  |         NATIONWIDE        |  ||  |   AFFILIATE AGENCY, INC.  | |  ||  |                     |
|       PROPERTIES, LTD.    |  |  |  ASSET ALLOCATION TRUST   |  ||  |                           | |  ||  |                     |
|                           |  |  |                           |  ||  |                           | |  ||  |                     |
| Units:                    |--|  |                           |  ||  | Common Stock: 100         | |  ||  | FINANCIAL HORIZONS  |
| ------                    |     |    OHIO BUSINESS TRUST    |====  | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
|                           |     |                           |      |                           | |  ||  |    OF TEXAS, INC    |
|                           |     |                           |      |               Cost        | |  ||  |                     |
| NW Life-97.6%             |     |                           |      |               ----        | |  ||  |                     |
| NW Mutual-2.4%            |     |                           |      | NFIDAI-100%   $100        | |  ||  |                     |
-----------------------------     -----------------------------      ----------------------------- |  ||  -----------------------
                                                                                                   |  ||
                                                                     ----------------------------- |  ||  -----------------------
                                                                     |   NATIONWIDE FINANCIAL    | |  ||  |                     |
                                                                     | INSTITUTION DISTRIBUTORS  | |  ||  |                     |
                                                                     |   INS. AGENCY, INC.       | |  ||  |                     |
                                                                     |          OF MASS.         | |  ||  |      AFFILIATE      |
                                                                     |                           |--  ====|      AGENCY OF      |
                                                                     |Common Stock: 100 Shares   | |      |      OHIO, INC      |
                                                                     |------------               | |      |                     |
                                                                     |                           | |      |                     |
                                                                     |NFIDAI-100%                | |      |                     |
                                                                     ----------------------------- |      -----------------------
                                                                     ----------------------------- |
                                                                     |   NATIONWIDE FINANCIAL    | |
                                                                     | INSTITUTION DISTRIBUTORS  | |
                                                                     |   INS. AGENCY, INC.       | |
                                                                     |       OF NEW MEXICO       |--
                                                                     |                           |
                                                                     |Common Stock: 100 Shares   |
                                                                     |------------               |
                                                                     |                           |
                                                                     |NFIDAI-100%                |
                                                                     -----------------------------

                                                                                                                           (Center)
                                                           NATIONWIDE(R)
--------------------------------------------------                                --------------------------------------------------
|               NATIONWIDE MUTUAL                |                                |                NATIONWIDE MUTUAL               |
|               INSURANCE COMPANY                |================================|            FIRE INSURANCE COMPANY              |
|                  (CASUALTY)                    |                   |            |                    (FIRE)                      |
--------------------------------------------------                   |            --------------------------------------------------
                                                                     |
                                                  -----------------------------------------
                                                  |    NATIONWIDE CORPORATION (NW CORP)   |
                                                  |   Common Stock:           Control:    |
                                                  |   ------------            -------     |
                                                  |    13,642,432               100%      |
                                                  |              Shares     Cost          |
                                                  |             ------     ----           |
                                                  |Casualty     12,992,922 $1,008,497,908 |
                                                  |Fire            649,510     36,862,514 |
                                                  -------------------|---------------------
                                                                     |--------------------------------------------------------------
                                                      ---------------|-------------
                                                      |    NATIONWIDE FINANCIAL   |
                                                      |    SERVICES, INC. (NFS)   |
                                                      |                           |
                                                      |Common Stock:  Control:    |
                                                      |------------   -------     |
                                                      |                           |
                                                      |                           |
                                                      |Class A      Public--100%  |
                                                      |Class B      NW Corp--100% |
                                                      ---------------|-------------
                                                                     |
-----------|-------------------------|--------------------------|-----------------------------|----------------------|--------------
           |                         |                          |                             |                      |
-----------|------------ ------------|-------------- -----------|------------- ---------------|--------- ------------|--------------
|NFS DISTRIBUTORS, INC.| |    IRVIN L. SCHWARTZ    | | NATIONWIDE FINANCIAL  | |VILLANOVA CAPITAL, INC.|   |  NATIONWIDE FINANCIAL |
|       (NFSDI)        | |   AND ASSOCIATES, INC.  | |SERVICES (BERMUDA) INC.| |Common Stock: 958,750  |   |    SERVICES CAPITAL   |
|                      | |Common Stock:  Control:  | |Common Stock: 250,000  | |-------------  Shares  |   |        TRUST II       |
|                      | |-------------  --------  | |------------- Shares   | |NFS-96%                |   |                       |
|                      | |Class A        Other-100%| |              Cost     | |Preferred Stock:500,000|   |                       |
|NFS-100%              | |Class B        NFS  -100%| |              ----     | |--------------- Shares |   |                       |
|                      | |                         | |NFS-100%   $3,500,000  | |NFS-100%               |   | NFS-100%              |
-----------|------------ --------------------------- ------------------------- ---------------|---------   -------------------------
           |                           |                                                      |
-----------|----------------------------                         -----------------------------|-----------------------|
-----------|------------ --------------|-----------  ------------|------------  --------------|---------- ------------|-------------
|   NATIONAL DEFERRED  | |  NATIONWIDE RETIREMENT |  | VILLANOVA S.A. CAPITAL|  |    MORLEY FINANCIAL   |  | VILLANOVA MUTUAL FUND |
|   COMPENSATION, INC. | |   SOLUTIONS, INC. (NRS)|  |     TRUST (VSA)       |  |SERVICES, INC. (MORLEY)|  |  CAPITAL TRUST (VMF)  |
|                      | |Common Stock:  236,494  |  |                       |  |Common Stock:  82,343  |  |                       |
|                      | |-------------  Shares   |  |                       |  |------------   Shares  |  |                       |
|                      | |                        |  |                       |  |                       |  |                       |
|NFSDI-100%            | |                        |  |                       |  |VILLANOVA CAPITAL, INC.|  |                       |
|                      | |NFSDI-100%              |  |DELAWARE BUSINESS TRUST|  |-100%                  |  |DELAWARE BUSINESS TRUST|
----------||------------ -------------------|------  ---------------------|---  ---------------------|---  -------------------------
          ||                                |                             |                          |
          ||                                |                             |                          -----
          ||  ----------------------------  |  -------------------------  |  -------------------------   |  ------------------------
          ||  |   NATIONWIDE RETIREMENT  |  |  |NATIONWIDE RETIREMENT   | |  |     NATIONWIDE         |  |  |       MORLEY &       |
          ||  |SOLUTIONS, INC. OF ALABAMA|  |  |  SOLUTIONS, INC. OF    | |  |INVESTORS SERVICES, INC.|  |  |   ASSOCIATES, INC.   |
          ||  |                          |  |  |      NEW MEXICO        | |  |                        |  |  |                      |
          ||  |Common Stock: 10,000      |  |  | Common Stock: 1,000    | |  | Common Stock: 5 Shares |  |  | Common Stock: 3,500  |
          ||  |------------- Shares      |--|--| ------------- Shares   | |--|-------------           |  |--| ------------- Shares |
============  |              Cost        |  |  |               Cost     | |  |               Cost     |  |  |             Cost     |
              |              ----        |  |  |               ----     | |  |               ----     |  |  |             ----     |
              |NRS-100%      $1,000      |  |  |NRS-100%       $1,000   | |  |VSA-100%       $5,000   |  |  |Morley-100%     $1,000|
              ----------------------------  |  -------------------------- |  --------------------------  |  ------------------------
                                            |                             |                              |
              ----------------------------  |  -------------------------- |  --------------------------  |  -----------------------
              |  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  | |  |    VILLANOVA VALUE     |  |  | EXCALIBER FUNDING    |
              |SOLUTIONS, INC. OF ARIZONA|  |  |  SOLUTIONS, INC. OF    | |  |     INVESTOR, LLC      |  |  |     CORPORATION      |
              |                          |  |  |      SO. DAKOTA        | |  |                        |  |  |                      |
              |Common Stock: 1,000       |  |  |Common Stock: 1,000     | |  |                        |  |  |Common Stock: 1,000   |
              |------------- Shares      |--|--|------------- Shares    | ...|                        |  |--|------------- Shares  |
              |              Cost        |  |  |               Cost     |    |                        |  |  |             Cost     |
              |              ----        |  |  |               ----     |    |                        |  |  |             ----     |
              |NRS-100%      $1,000      |  |  |NRS-100%      $1,000    |    | VSA-100%               |  |  |Morley-100%  $1,000   |
              ----------------------------  |  --------------------------    --------------------------  |  -----------------------
                                            |                                                            |
              ----------------------------  |  --------------------------    --------------------------  |  ------------------------
              |   NATIONWIDE RETIREMENT  |  |  | NATIONWIDE RETIREMENT  |    |     MORLEY CAPITAL     |  |  |   CALIBER FUNDING    |
              |    SOLUTIONS, INC. OF    |  |  |    SOLUTIONS, INC.     |    |       MANAGEMENT       |  |  |     CORPORATION      |
              |         ARKANSAS         |  |  |       OF WYOMING       |    |                        |  |  |                      |
              |Common Stock: 50,000      |-----|Common Stock: 500 Shares|    |Common Stock: 500 Shares|  |  |                      |
              |------------- Shares      |  |  |-------------           |    |-------------           |--|--|                      |
              |              Cost        |  |  |              Cost      |    |              Cost      |  |  |                      |
              |              ----        |  |  |              ----      |    |              ----      |  |  |                      |
              |NRS-100%      $500        |  |  |NRS-100%      $500      |    |Morley-100%   $5,000    |  |  |Morley-100%           |
              ----------------------------  |  --------------------------    --------------------------  |  ------------------------
                                            |                                                            |
              ----------------------------  |  --------------------------    --------------------------  |  ------------------------
              |   NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE RETIREMENT |    |   UNION BOND           |  |  |   MORLEY RESEARCH    |
              |      SOLUTIONS, INS.     |  |  |   SOLUTIONS, INC.      |    |  & TRUST COMPANY       |  |  |   ASSOCIATES, LTD.   |
              |       AGENCY, INC.       |  |  |     OF OHIO            |    |                        |  |  |                      |
              |Common Stock: 1,000       |  |  |                        |    |Common Stock: 2,000     |  |  | Common Stock: 1,000  |
              |------------- Shares      |--|==|                        |    |------------- Shares    |--|--| ------------- Shares |
              |                          |  |  |                        |    |                        |  |  |                      |
              |              Cost        |  |  |                        |    |              Cost      |  |  |               Cost   |
              |              ----        |  |  |                        |    |              ----      |  |  |               ----   |
              |NRS-100%      $1,000      |  |  |                        |    |  Morley-100%   $50,000 |  |  |Morley-100%  $1,000   |
              ----------------------------  |  --------------------------    --------------------------  |  ------------------------
                                            |                                                            |
              ----------------------------  |  --------------------------    --------------------------  |
              |  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  |    |   PORTLAND INVESTMENT  |  |
              |SOLUTIONS, INC. OF MONTANA|  |  |  SOLUTIONS, INC. OF    |    |     SERVICES, INC.     |  |
              |                          |  |  |      OKLAHOMA          |    |                        |  |
              |Common Stock: 500         |  |  |                        |    | Common Stock: 1,000    |  |
              |------------- Shares      |--|==|                        |    | ------------- Shares   |--
              |              Cost        |  |  |                        |    |               Cost     |
              |              ----        |  |  |                        |    |               ----     |
              |NRS-100%      $500        |  |  |                        |    | Morley-100%   $25,000  |
              ----------------------------  |  --------------------------    --------------------------
                                            |
              ----------------------------  |  --------------------------
              |   NATIONWIDE RETIREMENT  |  |  |   NATIONWIDE RETIREMENT|
              | SOLUTIONS, INC. OF NEVADA|  |  |    SOLUTIONS, INC.     |
              |                          |  |  |      OF TEXAS          |
              |Common Stock: 1,000       |-- ==|                        |
              |------------- Shares      |     |                        |
              |              Cost        |     |                        |
              |              ----        |     |                        |
              |NRS-100%      $1,000      |     |                        |
              ----------------------------     --------------------------


                                                                                                                            (Right)
















------------------------------------------------------------------------------------------------------------------------------------
                                                  |                  |                |                              |
                                                  |                  |                |                              |
                                                  |                  |                |                              |
                                                  |                  |                |                              |
                                                  |                  |                |                              |
                                                  |                  |                |                              |
                                                  |                  |                |                              |
                                                  |                  |                |                              |
                                     ------------------------------- |  ----------------------------   -----------------------------
                                     |       GATES MCDONALD        | |  |        NATIONWIDE        |   |     NATIONWIDE GLOBAL     |
                                     |      & COMPANY (GATES)      | |  |HEALTH PLANS, INC. (NHP)  |   |   HOLDINGS, INC. (NGH)    |
                                     |                             | |  |                          |   |                           |
-------------------                --|Common Stock:  254 Shares    | |--|Common Stock:  100 Shares |   |Common Stock:  1 Share     |
|                  |               | |------------                 | || |------------              | --|------------               |
|   ---------------|-------------- | |               Cost          | || |               Cost       ||  |               Cost        |
|   |                            | | |               ----          | || |               ----       ||  |               ----        |
|   | THE 401(k) COMPANIES, INC. | | |NW Corp.-100%  $25,683,532   | || |                          ||  |                           |
|   |         (401(k))           | | |------------------------------ || |NW Corp.-100%  $14,603,732||  |NW Corp.-100%  $257,000,000|
|   |                            | |                                 || --------------------------- |  -----------------------------
|   |Common Stock:   Control     | | |------------------------------ || ----------------------------|  -----------------------------
||--|-------------   -------     | | |  MEDPROSOLUTIONS, INC.      | || |    NATIONWIDE MANAGEMENT ||  |     NATIONWIDE GLOBAL     |
||  |Class A        Other-100%   | --|                             | |--|        SYSTEMS, INC.     ||  |     HOLDINGS, INC. -      |
||  |Class B        NFS-100%     | | |               Cost          | || |                          ||  |     LUXEMBOURG BRANCH     |
||  |                            | | |               ----          | || |Common Stock:  100 Shares ||  |         (BRANCH)          |
||  ------------------------------ | |Gates-100%     $6,700,000    | || |-------------             ||  |                           |
||                                 | |                             | || |               Cost       ||--|                           |
||                                 | |                             | || |               ----       ||  |Endowment Capital -        |
||  ------------------------------ | ------------------------------- || |NHP Inc.-100%  $25,149    ||  |               $1,000,000  |
||  |     401(k) INVESTMENT      | |                                 || ----------------------------|  --------------|--------------
||  |       SERVICES, INC.       | | |------------------------------ || ----------------------------|  --------------|--------------
||  |                            | | |     GATES MCDONALD &        | || |         NATIONWIDE       ||  |    NGH LUXEMBOURG S.A.    |
||  |Common Stock: 1,000,000     | | | COMPANY OF NEW YORK, INC.   | || |        AGENCY, INC.      ||  |          (LUX SA)         |
||  |------------  Shares        | --|                             | |--|                          ||  |                           |
||--|                            | | |Common Stock:  3 Shares      | |  |Common Stock:  100 Shares ||  |Common Stock:  5894 Shares |
||  |               Cost         | | |------------                 | |  |------------              || -|------------               |
||  |               ----         | | |               Cost          | |  |               Cost       || ||               Cost        |
||  |401(k)-100%    $7,800       | | |               ----          | |  |               ----       || ||               ----        |
||  ------------------------------ | |Gates-100%     $106,947      | |  |NHP Inc.-99%   $116,077   || ||BRANCH.-99.98% $115,470,723|
||                                 | ------------------------------- |  ----------------------------| |-----------------------------
||  ------------------------------ |                                 |                              | |
||  |      401(k) INVESTMENT     | | ------------------------------- |  ----------------------------| |-----------------------------
||  |        ADVISORS, INC.      | | |      GATES MCDONALD &       | |  |NATIONWIDE GLOBAL HOLDINGS|| ||       PAN EURO LIFE       |
||  |                            | | |     COMPANY OF NEVADA       | |  |    -HONG KONG, LIMITED   || ||                           |
||  |Common Stock:  1,000 Shares | --|                             | |  |                          || ||Common Stock: 1,300,000    |
||--|------------                | | |Common Stock:  40 Shares     | |  |Common Stock:  2 Shares   || ||------------  Shares       |
||  |               Cost         | | |------------                 | |  |------------   Cost       -- --                           |
||  |               ----         | | |               Cost          | |  |               ----       || ||              Cost         |
||  |401(k)-100%    $1,000       | | |               ----          | |  |NGH-50%                   || ||              ----         |
||  ------------------------------ | |Gates-100%     $93,750       | |  |Casualty--50%             || ||LUX SA-90%    3,817,832,685|
||                                 | ------------------------------- |  ----------------------------| ||              LUF          |
||  ------------------------------ |                                 |                              | |-----------------------------
||  |        401(k) COMPANY      | | ------------------------------- |  ----------------------------| |-----------------------------
||  |                            | | |       GATES MCDONALD        | |  |            NGH           || ||NATIONWIDE GLOBAL HOLDINGS |
||  |Common Stock: 855,000 Shares| | |      HEALTH PLUS, INC.      | |  |      NETHERLANDS B.V.    || ||- NGH BRASIL PARTICIPACOES,|
||  |                            | --|                             | |  |                          || ||     LTDA (NGH BRASIL)     |
||  |              Cost          | | |Common Stock:  200 Shares    | |  |Common Stock:  40 Shares  || ||                           |
||--|              ----          | | |------------                 | |  |------------              -- --       Shares    Cost      |
||  |401(k)-100%   $1,000        | | |               Cost          | |  |               Cost       ||  |       ------    ----      |
||  ------------------------------ | |               ----          | |  |               ----       ||  |LUX SA 6,164,899 R6,164,899|
||                                 | |Gates-100%     $2,000,000    | |  |NGH-100%       NLG 52,500 ||  |NGH    1         R1        |
||  ------------------------------ | ------------------------------- |  ----------------------------|  --------------|--------------
||  |                            | |                                 |                              |                |
|===|                            | | ------------------------------- |  ----------------------------|  --------------|--------------
|   |   RIVERVIEW AGENCY, INC.   | | |NEVADA INDEPENDENT COMPANIES-| |  |         NATIONWIDE       ||  |         NATIONWIDE        |
|   |                            | | |MANUFACTURING TRANSPORTATION | |  |    SERVICES SP. Z.O.O.   ||  |       SEGURADORA S.A.     |
|   |                            | | |       AND DISTRIBUTION      | |  |                          ||  |                           |
|   |                            | --|                             | |  |Common Stock:  80 Shares  ||  |        Shares    Cost     |
|   |                            | | |Common Stock:  1,000 Shares  | |  |------------   Cost       --  |        ------    ----     |
|   ------------------------------ | |------------                 | |  |               ----       ||  |NGH                        |
|                                  | |Gates-100%                   | |  |NGH-100%       4,000 PLN  ||  |BRASIL 9,999,999 R9,999,999|
|   ------------------------------ | ------------------------------- |  --------------------------- |  |LUX SA 1         R1        |
|   |                            | |                                 |                              |  -----------------------------
|   | PENSION ASSOCIATES, INC.   | | ------------------------------- |  ----------------------------|  -----------------------------
|   |                            | | |      NEVADA INDEPENDENT     | |  |   MRM INVESTMENTS, INC.  ||  |     NATIONWIDE GLOBAL     |
----| Common Stock: 1,000 Shares | | | COMPANIES-HEALTH AND PROFIT | |  |                          ||  |        FINANCE, LLC       |
    |                            | --|                             | ---|Common Stock:  1 Share    ||  |  Single Member Limited    |
    |               Cost         | | |Common Stock:  1,000 Shares  |    |------------              ||  |     Liability Company     |
    |               ----         | | |------------                 |    |               Cost       |...|                           |
    | NFS-100%      $2,839,392   | | |                             |    |               ----       |   |                           |
    ------------------------------ | |Gates-100%                   |    |NW Corp.-100%  $7,000,000 |   |NGH-100%                   |
                                   | -------------------------------    ----------------------------   -----------------------------
                                   |
                                   | -------------------------------
                                   | |     NEVADA INDEPENDENT      |
                                   | |   COMPANIES-CONSTRUCTION    |
                                   --|                             |
                                   | |Common Stock:  1,000 Shares  |
                                   | |------------                 |
                                   | |                             |
                                   | |Gates-100%                   |
                                   | -------------------------------
                                   |
                                   | -------------------------------
                                   | |     NEVADA INDEPENDENT      |
                                   | | COMPANIES-HOSPITALITY AND   |       Subsidiary Companies      - Solid Line
                                   --|         ENTERTAINMENT       |       Contractual Association   - Double Line
                                     |                             |       Limited Liability Company - Dotted Line
                                     |Common Stock:  1,000 Shares  |
                                     |Gates-100%                   |       December 31, 1999
                                     -------------------------------






                                                                                                                    Page 2

Item 27.      NUMBER OF CONTRACT OWNERS


              The number of contract owners as of January 31, 2000 was 11,954, all of which were qualified contract owners.


Item 28.      INDEMNIFICATION
              Provision is made in Nationwide's Amended Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      PRINCIPAL UNDERWRITER


              (a) Nationwide Investment Services Corporation ("NISC") acts as principal underwriter and general distributor for the Nationwide Multi-Flex Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide Variable Account -10, Nationwide Variable Account-11, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-A, Nationwide VL Separate Account-B, Nationwide VL Separate Account-C, Nationwide VL Separate Account -D, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VLI Separate Account-4, Nationwide VLI Separate Account -5, Nationwide Variable Account, NACo Variable Account; Nationwide DC Variable Account; and the Nationwide DCVA-II, all of which are separate investment accounts of Nationwide or its affiliates.

                  (b)                  NISC
                             DIRECTORS AND OFFICERS

 -------------------------------------------------------------------------------
                                                   POSITIONS AND OFFICES
       NAME AND BUSINESS ADDRESS                      WITH UNDERWRITER
 -------------------------------------------------------------------------------
 Joseph J. Gasper                                Chairman of the Board and
 One Nationwide Plaza                                     Director
 Columbus, OH 43215
 -------------------------------------------------------------------------------
 Dimon R. McFerson                             Chairman and Chief Executive
 One Nationwide Plaza                               Officer and Director
 Columbus, OH 43215
 -------------------------------------------------------------------------------
 Richard A. Karas                                Vice Chairman and Director
 One Nationwide Plaza
 Columbus, OH 43215
 -------------------------------------------------------------------------------
 Duane C. Meek                                           President
 One Nationwide Plaza
 Columbus, OH 43215
 -------------------------------------------------------------------------------
 Philip C. Gath                                           Director
 One Nationwide Plaza
 Columbus, OH 43215
 -------------------------------------------------------------------------------
 Susan A. Wolken                                          Director
 One Nationwide Plaza
 Columbus, OH 43215
 -------------------------------------------------------------------------------
 Robert A. Oakley                               Executive Vice President -
 One Nationwide Plaza                             Chief Financial Officer
 Columbus, OH 43215
 -------------------------------------------------------------------------------
 Robert J. Woodward, Jr.                        Executive Vice President -
 One Nationwide Plaza                             Chief Investment Officer
 Columbus, OH 43215
 -------------------------------------------------------------------------------
 Mark R. Thresher                           Senior Vice President and Treasurer
 One Nationwide Plaza
 Columbus, OH 43215
 -------------------------------------------------------------------------------
 Barbara J. Shane                           Vice President - Compliance Officer
 Two Nationwide Plaza
 Columbus, OH 43215
 -------------------------------------------------------------------------------
 Alan A. Todryk                                  Vice President - Taxation
 One Nationwide Plaza
 Columbus, OH 43215
 -------------------------------------------------------------------------------
 John F. Delaloye                                   Assistant Secretary
 One Nationwide Plaza
 Columbus, OH 43215
 -------------------------------------------------------------------------------
 Glenn W. Soden                                     Assistant Secretary
 One Nationwide Plaza
 Columbus, OH 43215
 -------------------------------------------------------------------------------
 E. Gary Berndt                                     Assistant Treasurer
 One Nationwide Plaza
 Columbus, OH 43215
 -------------------------------------------------------------------------------

                                      NISC
                             DIRECTORS AND OFFICERS

 -------------------------------------------------------------------------------
                                                 POSITIONS AND OFFICES
       NAME AND BUSINESS ADDRESS                    WITH UNDERWRITER
 -------------------------------------------------------------------------------
 Duane M. Campbell                                Assistant Treasurer
 One Nationwide Plaza
 Columbus, OH 43215
 -------------------------------------------------------------------------------
 Terry C. Smetzer                                 Assistant Treasurer
 One Nationwide Plaza
 Columbus, OH 43215
 -------------------------------------------------------------------------------

         (c)     NAME OF        NET UNDERWRITING       COMPENSATION ON
                 PRINCIPAL         DISCOUNTS AND          REDEMPTION OR         BROKERAGE
                UNDERWRITER        COMMISSIONS            ANNUITIZATION      COMMISSIONS         COMPENSATION

                 Nationwide              N/A                      N/A                  N/A                N/A
                 Investment
                  Services
                Corporation.


Item 30.      LOCATION OF ACCOUNTS AND RECORDS
              John Davis
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43216

Item 31.      MANAGEMENT SERVICES
              Not Applicable
Item 32.      UNDERTAKINGS
              The Registrant hereby undertakes to:

              (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

              (b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

              (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

              Nationwide hereby represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide.

              The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with Internal Revenue Code Section 403(b)(11).

                          INDEPENDENT AUDITORS' CONSENT

The Board of Directors of Nationwide Life Insurance Company and
Contract Owners of Nationwide Variable Account:


We consent to the use of our reports included herein and to the reference to our firm under the heading "Services" in the Statement of Additional Information.



                                                                        KPMG LLP


Columbus, Ohio
April 28, 2000

                                   SIGNATURES


As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Post-Effective Amendment No. 36 and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 28th day of April, 2000.


                                                 NATIONWIDE VARIABLE ACCOUNT
                                        ----------------------------------------
                                                       (Registrant)
                                              NATIONWIDE LIFE INSURANCE COMPANY
                                        ----------------------------------------
                                                        (Depositor)



                                                    By/s/ STEVEN SAVINI, ESQ.
                                        ----------------------------------------
                                                     Steven Savini, Esq.

As required by the Securities Act of 1933, this Post-Effective Amendment No. 36 has been signed by the following persons in the capacities indicated on the 28th day of April, 2000.


               SIGNATURE                                 TITLE
LEWIS J. ALPHIN                                        Director
----------------------------------------
Lewis J. Alphin

A. I. BELL                                             Director
----------------------------------------
A. I. Bell

KENNETH D. DAVIS                                       Director
----------------------------------------
Kenneth D. Davis

KEITH W. ECKEL                                         Director
----------------------------------------
Keith W. Eckel

WILLARD J. ENGEL                                       Director
----------------------------------------
Willard J. ENGEL

Fred C. FINNE                                         Director
----------------------------------------
Fred C. Finney

Joseph J. GASPER                             President and Chief Operating
----------------------------------------
Joseph J. Gasper                                 Officer and Director

Dimon R. MCFERSON                            Chairman and Chief Executive
----------------------------------------
Dimon R. McFerson                                Officer and Director

David O. MILLER                                Chairman of the Board and
----------------------------------------
David O. Miller                                        Director

Yvonne L. MONTGOMERY                                   Director
----------------------------------------
Yvonne L. Montgomery

Robert A. OAKLEY                           Executive Vice President - Chief
----------------------------------------
Robert A. Oakley                                   Financial Officer

Ralph M. PAIGE                                         Director
----------------------------------------
Ralph M. Paige

James F. PATTERSON                                     Director
----------------------------------------
James F. Patterson

Arden L. SHISLER                                       Director
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Arden L. Shisler

Robert L. STEWART                                      Director
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Robert L. Stewart

Nancy C. THOMAS                                        Director
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Nancy C. Thomas



                                                   By /s/ STEVEN SAVINI
                                            ----------------------------------
                                                      Steven Savini


                                                      Attorney-in-Fact